1933 Act Registration No. 333-
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective    [ ] Post-Effective
                           Amendment No.       Amendment No.

                        EVERGREEN VARIABLE ANNUITY TRUST
                           (Evergreen VA Growth Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                              David Mahaffey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006


     It is proposed that this filing will become effective on January 19, 2005, pursuant to Rule 488.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                           PROSPECTUS/PROXY STATEMENT

                        EVERGREEN VA SPECIAL EQUITY FUND
                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034

February 18, 2005

Dear Shareholder,

     As a shareholder of Evergreen VA Special Equity Fund ("Special Equity Fund"), you are invited to vote on a proposal to merge Special Equity Fund into Evergreen VA Growth Fund ("Growth Fund"), another mutual fund within the Evergreen family of funds (the "Merger"). The Board of Trustees of Evergreen Variable Annuity Trust has approved the Merger and recommends that you vote FOR this proposal.

     If approved by shareholders, this is how the Merger will work:

o    Your Fund will  transfer its assets and  identified  liabilities  to Growth
     Fund.
o Growth Fund will issue new shares that will be distributed to you in an amount equal to the value of your Special Equity Fund shares. You will receive Class 1 or Class 2 shares of Growth Fund, depending on the class of shares of Special Equity Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Merger.
o You will not incur any sales loads or similar transaction charges as a result of the Merger.
o The Merger is intended to be a non-taxable even for shareholders for federal income tax purposes.

     Details about Growth Fund's investment goal, portfolio management team, performance, etc., along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

     Votes on the proposal will be cast at a special meeting of Special Equity Fund's shareholders to be held on April 1, 2005. If you have any questions about the proposal or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at [ ] (toll free). Georgeson Shareholder Communications, Inc. has been retained to act as our proxy solicitor and will receive as compensation for seeking shareholder votes and answering shareholder questions an estimated amount of [$________]. That cost and other expenses of the Merger, including the cost of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

     If you own shares of Special Equity Fund as a result of your purchase of a variable annuity contract or a variable life insurance policy issued by American Enterprise Life Insurance Company, American Skandia Life Assurance Corporation, Lincoln National Life Insurance Company, Nationwide Life Insurance Company
NWVA-6, Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company or Evergreen Funding Company LLC ("Participating Companies"), you have the right to instruct your respective Participating Company how to vote the Special Equity Fund shares it holds under your variable annuity contract or variable life insurance policy. Each Participating Company will vote any Special Equity Fund shares for which it does not receive voting instructions in proportionately the same manner - For, Against or Abstain - as shares for which it does receive instructions. Please follow the voting instructions as outlined on your proxy card. For purposes of this prospectus/proxy statement, a variable annuity contract or variable life insurance policy owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

     Thank you for taking this matter seriously and participating in this important process.

                                         Sincerely,


                                         Dennis H. Ferro
                                         President and Chief Executive Officer
                                         Evergreen Investment Company, Inc.

                        EVERGREEN VA SPECIAL EQUITY FUND

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


                           TO BE HELD ON APRIL 1, 2005


         A Special Meeting (the "Meeting") of Shareholders of Evergreen VA Special Equity Fund ("Special Equity Fund"), a series of Evergreen Variable Annuity Trust, will be held at the offices of Evergreen Investments, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116-5034, on April 1, 2005, at 2:00 p.m., Eastern time, and any adjournments thereof, for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of January 3, 2005, providing for the acquisition of all the assets of Special Equity Fund by Evergreen VA Growth Fund ("Growth Fund"), also a series of Evergreen Variable Annuity Trust, in exchange for shares of Growth Fund and the assumption by Growth Fund of the identified liabilities of Special Equity Fund. The Plan also provides for distribution of those shares of Growth Fund to shareholders of Special Equity Fund in liquidation and subsequent termination of Special Equity Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Special Equity Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

     On behalf of Special Equity Fund, the Board of Trustees of Evergreen Variable Annuity Trust has fixed the close of business on January 14, 2005 as the record date for the determination of shareholders of Special Equity Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS ARE URGED TO PROVIDE THEIR VOTING INSTRUCTIONS TO AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN SKANDIA LIFE ASSURANCE CORPORATION, LINCOLN NATIONAL LIFE INSURANCE
COMPANY,  NATIONWIDE  LIFE  INSURANCE  COMPANY  NWVA-6,  HARTFORD LIFE INSURANCE
COMPANY, HARTFORD LIFE AND ANNUITY INSURANCE COMPANY OR EVERGREEN FUNDING COMPANY LLC AS OUTLINED AT THE END OF THE PROSPECTUS/PROXY STATEMENT, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION. FOR PURPOSES OF THIS PROSPECTUS/PROXY STATEMENT, A VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY OWNER IS REFERRED TO AS A "SHAREHOLDER" AND THE VOTING INSTRUCTION FORM IS REFERRED TO AS A "PROXY CARD."

                                               By order of the Board of Trustees


                                                Michael H. Koonce
                                                Secretary



February 18, 2005

                   INFORMATION RELATING TO THE PROPOSED MERGER
                                       of
                        EVERGREEN VA SPECIAL EQUITY FUND
                                      into
                            EVERGREEN VA GROWTH FUND,
                each a series of Evergreen Variable Annuity Trust

     This prospectus/proxy statement contains the information you should know before providing your voting instructions on the proposed merger (the "Merger") of Evergreen VA Special Equity Fund ("Special Equity Fund") into Evergreen VA Growth Fund ("Growth Fund"). For purposes of this prospectus/proxy statement, a variable annuity contract or variable life insurance policy owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card". If approved, the Merger will result in your receiving shares of Growth Fund in exchange for your shares of Special Equity Fund. The investment goals of both Funds are similar. Special Equity Fund seeks capital growth while Growth Fund seeks long-term capital growth.

     Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

----------------------------------------------------------------- ---------------------------------------------------------------
See:                                                              How to get these documents:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------

Prospectuses for Class 1 and Class 2 shares of both Funds,        The Funds make all of these documents available to you free
dated May 1, 2004, as supplemented May 11, 2004, July 1,          of charge if you:
2004, August 9, 2004 and December 9, 2004, which accompany        o  Call ____-____-____ , or
this prospectus/proxy statement.                                  o  Write the Funds at 200 Berkeley Street, Boston,
                                                                     Massachusetts  02116-5034.
Statement of additional information for both Funds, dated May
1, 2004, as supplemented July 1, 2004, October 1, 2004 and        You can also obtain any of these documents for a fee from
December 9, 2004.                                                 the SEC if you:
                                                                  o  Call the SEC at 202.942.8090.
Annual reports for both Funds, dated December 31, 2003.
                                                                  Or for free if you:
Semi-annual reports for both Funds, dated June 30, 2004.          o  Go to the EDGAR Database on the SEC's Website
                                                                     (http://www.sec.gov).
Statement of additional information, dated February 18, 2005,
which relates to this prospectus/proxy statement and the          To ask questions about this prospectus/proxy statement:
Merger.                                                           o  Call _____-______-______, or
                                                                  o    Write to the Funds at 200 Berkeley Street, Boston,
                                                                       Massachusetts 02116-5034.


                                                                  The Funds' SEC file numbers are as follows:

                                                                  o Growth Fund, 33-88100 and 811-08716.

                                                                  o Special Equity Fund, 33-83100 and 811-08716.
----------------------------------------------------------------- ---------------------------------------------------------------

     Information relating to each Fund contained in each Fund's annual and semi-annual reports, prospectuses and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

     The SEC has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

     The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

            The address of both Funds is 200 Berkeley Street, Boston,
                           Massachusetts 02116-5034.
                            (Telephone: 800.343.2898)

               PROSPECTUS/PROXY STATEMENT DATED FEBRUARY 18, 2005

                                TABLE OF CONTENTS

SUMMARY...................................................................................................
     What are the key features of the Merger?.............................................................
     After the Merger, what class of shares of Growth Fund will I own?....................................
     How do the Funds' investment goals, principal investment strategies and risks compare?...............
     How do the Funds' sales charges and expenses compare?  Will I be able to buy and sell shares the same way?........................................................................................
     How do the Funds' performance records compare?.......................................................
     Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger?
     What will the advisory fee be after the Merger?......................................................
     What will be the primary federal income tax consequences of the Merger?..............................
RISKS.....................................................................................................
     What are the primary risks of investing in each Fund?................................................
     Are there any other risks of investing in each Fund?.................................................

MERGER INFORMATION........................................................................................

     Reasons for the Merger...............................................................................
     Agreement and Plan of Reorganization.................................................................
     Federal Income Tax Consequences......................................................................
     Pro-forma Capitalization.............................................................................
     Distribution of Shares...............................................................................
     Purchase and Redemption Procedures...................................................................
     Dividend Policy......................................................................................
INFORMATION ON SHAREHOLDERS' RIGHTS.......................................................................
     Form of Organization.................................................................................
     Capitalization.......................................................................................
     Shareholder Liability................................................................................
     Shareholder Meetings and Voting Rights...............................................................
     Liquidation..........................................................................................
     Liability and Indemnification of Trustees............................................................
VOTING INFORMATION CONCERNING THE MEETING.................................................................
     Shareholder Information..............................................................................
FINANCIAL STATEMENTS AND EXPERTS..........................................................................
LEGAL MATTERS.............................................................................................
ADDITIONAL INFORMATION....................................................................................
OTHER BUSINESS............................................................................................
INSTRUCTIONS FOR EXECUTING PROXY CARD.....................................................................
INSTRUCTIONS FOR SHAREHOLDERS IN EVERGREEN VA SPECIAL EQUITY FUND.........................................
EXHIBIT A.................................................................................................A-1
EXHIBIT B.................................................................................................B-1

                                     SUMMARY

     This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, and its statement of additional information, in each Fund's prospectuses, annual and semi-annual reports, and statement of additional information and in the Agreement and Plan of Reorganization (the "Plan").

What are the key features of the Merger?

     The Plan sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of Special Equity Fund to Growth Fund in exchange for shares of Growth Fund; o the assumption by Growth Fund of the identified liabilities of Special Equity Fund (the identified liabilities consist only of those liabilities reflected on Special Equity Fund's statement of assets and liabilities determined immediately preceding the Merger);
o the liquidation of Special Equity Fund by distributing the shares of Growth Fund to Special Equity Fund's shareholders;
o Evergreen Investment Management Company, LLC will bear the cost of the reorganization; and
o the structuring of the Merger as a tax-free reorganization for federal income tax purposes.

         The Merger is scheduled to take place on or about April 15, 2005.

After the Merger, what class of shares of Growth Fund will I own?

-------------------------------------------------------------- ------------------------------------------------------------------
If you own this class of shares of Special Equity Fund:         You will get this class of shares of Growth Fund:
-------------------------------------------------------------- ------------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------------
Class 1                                                        Class 1
-------------------------------------------------------------- ------------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------------
Class 2                                                        Class 2
-------------------------------------------------------------- ------------------------------------------------------------------

     The new shares you receive will have the same total value as your Special Equity Fund shares as of the close of business on the day immediately prior to the Merger.

     The Board of Trustees (the "Trustees") of Evergreen Variable Annuity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the Merger would be in the best interests of Special Equity Fund and its shareholders, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Special Equity Fund's shareholders. The Trustees have also approved the Plan on behalf of Growth Fund.

     The Fund's investment advisor supports the proposed Merger since combining the Funds results in the potential for greater operating efficiencies and elimination of redundancies in fund offerings.

How do the Funds' investment goals, principal investment strategies and risks compare?

     The following table highlights the comparison between the Funds with respect to their investment goals and principal investment strategies as set forth in each Fund's prospectuses and statement of additional information:

-------------------- --------------------------------------------------- --------------------------------------------------------
                     Special Equity Fund                                 Growth Fund
-------------------- --------------------------------------------------- --------------------------------------------------------
-------------------- --------------------------------------------------- --------------------------------------------------------
INVESTMENT GOALS     Seeks capital growth.                               Seeks long-term capital growth.
-------------------- --------------------------------------------------- --------------------------------------------------------

-------------------- --------------------------------------------------- --------------------------------------------------------
                     Special Equity Fund                                 Growth Fund
-------------------- --------------------------------------------------- --------------------------------------------------------
-------------------- --------------------------------------------------- --------------------------------------------------------
PRINCIPAL            o    Normally invests at least 80% of its            o   Invests at least 75% of its assets in common
INVESTMENT                assets in common stocks of small U.S.               stocks of small- and medium-sized companies
STRATEGIES                companies (i.e., companies whose market             (i.e., companies whose market capitalizations
                          capitalizations fall within the range               fall within the range tracked by the Russell tracked
                          2000(R) Index, at the 2000(R) Growth Index          by the Russell 2000(R) Growth Index, at the time of
                          time of purchase) and will seek to                  purchase) and will seek to maintain a weighted average
                          maintain a weighted average market                  a weighted average market market capitalization that
                          capitalization that falls within the range         falls within the capitalization range range of the
                          of the Russell 2000(R) Index.                      Russell 2000(R) Growth Index.

                                                                           o  May invest the remaining portion of its
                     o    Although the Fund intends, under normal             assets in companies of any size.
                          circumstances, to be fully invested in
                          common stocks of small U.S. companies, the       o  Uses a growth style of equity management and
                          remaining 20% of the Fund's assets may be           will purchase stocks of companies which have
                          represented by cash or invested in various          demonstrated earnings, asset values or growth
                          cash equivalents.                                   potential which the portfolio manager believes
                                                                              are not yet reflected in the stock's market
                     o    Selects stocks of companies which the               price.
                          portfolio managers believe have the
                          potential for accelerated growth in              o  A key factor the portfolio managers consider
                          earnings and price.                                 when selecting stocks is earnings growth above
                                                                              the average earnings growth of those companies
                     o    The Fund's stock selection is based on a            included in the Russell 2000(R) Growth Index.
                          diversified or blended style of equity
                          management that allows it to invest in
                          both value and growth securities.
-------------------- --------------------------------------------------- --------------------------------------------------------

     Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in lower returns and loss of market opportunity.

     A portion of the securities held by Special Equity Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to the Funds.

     The following table highlights the comparison between the Funds with respect to the risks associated with their investment goals and principal investment strategies as set forth in each Fund's prospectuses and statement of additional information.

------------------------------- ----------------------------------------------------------- --------------------- --------------
Risk                            Brief Explanation                                           Special Equity Fund   Growth Fund
------------------------------- ----------------------------------------------------------- --------------------- --------------
------------------------------- ----------------------------------------------------------- --------------------- --------------
Stock Market Risk               When economic growth slows, or                                    X                 X
                                interest or inflation rates increase, equity
                                securities held by the Funds tend to decline in
                                value and may cause a decrease in dividends paid
                                by the Fund.
------------------------------- ----------------------------------------------------------- --------------------- --------------
------------------------------- ----------------------------------------------------------- --------------------- --------------
Market Capitalization Risk      Investments primarily in one                                      X                 X
                                market capitalization category may decline in
                                value if that category falls out of favor.
------------------------------- ----------------------------------------------------------- --------------------- --------------
------------------------------- ----------------------------------------------------------- --------------------- --------------
Investment Style Risk           Certain styles such as growth or                                  X                X
                                value may fall out of favor causing securities
                                held by the Fund to decline.
------------------------------- ----------------------------------------------------------- --------------------- --------------

     Although both Funds are subject to investment style risk, Growth Fund invests to a greater extent in growth oriented stocks. For a detailed comparison of the Funds' risks, see the section entitled "Risks."

     The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

How do the Funds' sales charges and expenses compare? Will I be able to buy and sell shares the same way?

     Both Funds offer two classes of shares: Class 1 and Class 2. You will not pay any front-end or deferred sales charges in connection with the Merger. The procedures for buying and selling shares of the Funds are identical. For more information, see the section entitled "Purchase and Redemption Procedures."

     The following tables allow you to compare the fees and expenses of the two Funds. The tables entitled "Growth Fund Pro Forma" also show you what the fees and expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

     The Funds do not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies owned by contract owners. Such fees are described in the prospectus of any such contract or policy.

      THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THESE CHARGES
           WERE REFLECTED, THE EXPENSES SHOWN BELOW WOULD BE HIGHER.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

------------------------------------------------------------    ----------------------------------------------------------
Special Equity Fund (based on expenses for the fiscal           Growth Fund (based on expenses for the fiscal year year
ended December 31, 2003                                         ended December 31, 2003)
------------------------------------------------------------    ----------------------------------------------------------
----------- -------------- --------- ----------- -----------    --------- -------------- -------- ----------- ------------
                                                 Total Fund                                                   Total Fund
             Management    12b-1     Other       Operating                 Management    12b-1    Other        Operating
                Fees       Fees     Expenses     Expenses1                    Fees        Fees     Expenses    Expenses2
Class 1        0.92%       0.00%      0.26%1       1.18%         Class        0.70%       0.00%     0.38%        1.08%
Class 2        0.92%       0.25%      0.26%2       1.43%         Class        0.70%       0.25%     0.38%        1.33%
----------- -------------- --------- ----------- -----------    --------- -------------- -------- ----------- ------------

---------------------------------------------------------------------------------------------------------------
 Growth Fund Pro Forma (based on what the estimated combined expenses of Growth
          Fund would have been for the 12 months ended June 30, 2004)
---------------------------------------------------------------------------------------------------------------
-------------- ------------------------ ----------------- ---------------------- ------------------------------
                                                                                    Total Fund Operating
                  Management Fees         12b-1 Fees        Other Expenses                Expenses
Class 1                0.70%                0.00%                0.21%                      0.91%
Class 2                0.70%                0.25%                0.21%                      1.16%
-------------- ------------------------ ----------------- ---------------------- ------------------------------

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped during a period of up to three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses for the period were 1.03% for Class 1 and 1.28% for Class 2.

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped during a period of up to three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reductions, Total Fund Operating Expenses during the period were 1.00% for Class 1 and 1.25% for Class 2.

     The tables below show examples of the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Special Equity Fund versus Growth Fund, both before and after the Merger, and are for illustration only. The examples assume a 5% average annual return, the imposition of any contractual fee waivers or expense reimbursements in effect for the periods described above, that you reinvest all of your dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

THE EXAMPLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Examples of Fund Expenses

-------------------------------------------------------- -- --------------------------------------------
Special Equity Fund                                         Growth Fund
-------------------------------------------------------- -- --------------------------------------------
--------------------------------------------- ---------- -- --------------------------------------------
Assuming Redemption at End of Period                        Assuming Redemption at End of Period
--------------------------------------------- ---------- -- --------------------------------------------
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------
After:                             Class 1    Class 2        After:                 Class 1    Class 2
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------
1 year                             $120       $146           1 year                 $110       $135
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------
3 years                            $375       $452           3 years                $343       $421
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------
5 years                            $649       $782           5 years                $595       $729
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------
10 years                           $1,432     $1,713         10 years               $1,317     $1,601
---------------------------------- ---------- ---------- --- ---------------------- ---------- ----------

----------------------------------------------------
Growth Fund Pro Forma
----------------------------------------------------
----------------------------------------------------
Assuming Redemption at End of Period
----------------------------------------------------
------------------------- ------------ -------------
After:                    Class 1      Class 2
------------------------- ------------ -------------
------------------------- ------------ -------------
1 year                    $93          $118
------------------------- ------------ -------------
------------------------- ------------ -------------
3 years                   $290         $368
------------------------- ------------ -------------
------------------------- ------------ -------------
5 years                   4504         $638
------------------------- ------------ -------------
------------------------- ------------ -------------
10 years                  $1,120       $1409
------------------------- ------------ -------------

How do the Funds' performance records compare?

     The following tables show how each Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees charged to shareholders' accounts, but do not reflect separate account or contract charges assessed by participating insurance companies. Past performance is not an indication of future results.

Year-by-Year Total Return (%)

     The tables below show the percentage gain or loss for each Fund's Class 1 shares in each full calendar year since each Class's inception on September 29, 1999 and March 3, 1998, respectively. The tables should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. The tables include the effects of Fund expenses. Separate account or contract fees charged by participating insurance companies are not reflected in the tables. If these fees were reflected, returns would be lower than those shown. For details on separate account or contract fees charged by participating insurance companies, refer to the prospectus of the applicable variable annuity contract or variable life insurance policy.



------------------------------------------------------------------------ ----- -----------------------------------------------------
                       VA Special Equity Fund (Class 1)                                     VA Growth Fund (Class 1)
-------------------------------------------------------------------- ----- -----------------------------------------------------
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
5    `95   `96   `97    `98  `99   `00  `01    `02    `03   `04          `95   `96  `97   `98  `99   `00   `01   `02   `03     04
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
90%                                                                60%
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
60%                                                   51.97        45%
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
40%                                                                30%                                                 39.99
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
20%                                                                15%                         21.21 13.27
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
0                                 -9.41 -9.11                      0                                       -6.66
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
-20%                                           -27.19              -15%
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
-40%                                                               -30%                                         -26.91
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
-15%                                                               -45%
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----
---- ----- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ -----

Best Quarter:        ___ Quarter ____    ____%                               Best Quarter:     ____ Quarter ____       %
Worst Quarter:       ___ Quarter ____    ____%                               Worst Quarter:    ____ Quarter ____       %

     The following tables list each Fund's average annual total return by class over the past year and since inception and Growth Fund's average annual total return by class over the past one and five years and since inception. The tables are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare each Fund's performance with the Russell 2000(R) Growth Index ("Russell 2000 Growth"), an unmanaged market capitalization-weighted index measuring the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2004) (1)

----------------------------------------------------------------    ---------------------------------------------------------------
Special Equity Fund                                                 Growth Fund
----------------------------------------------------------------    ---------------------------------------------------------------
----------- ----------- ------ ---------- --------- ------------    ---------- ----------- ------- --------- -------- -------------
            Inception   1      5 years    10        Performance                Inception   1 year  5         10       Performance
            Date of     year              years     Since                      Date of             years     years    Since
            Class                                   9/29/1999                  Class                                  3/3/1998
----------- ----------- ------ ---------- --------- ------------    ---------- ----------- ------- --------- -------- -------------
----------- ----------- ------ ---------- --------- ------------    ---------- ----------- ------- --------- -------- -------------
Class 1     9/29/1999                      N/A        2.42%         Class 1    3/3/1998                       N/A       3.08%
----------- ----------- ------ ---------- --------- ------------    ---------- ----------- ------- --------- -------- -------------
----------- ----------- ------ ---------- --------- ------------    ---------- ----------- ------- --------- -------- -------------
Class 2     7/31/2002                      N/A        2.33%         Class 2    7/31/2002                      N/A       3.02%
----------- ----------- ------ ---------- --------- ------------    ---------- ----------- ------- --------- -------- -------------
----------------------- ------ ---------- --------- ------------    ---------------------- ------- --------- -------- -------------
Russell 2000 Growth                        N/A       -0.29%         Russell 2000 Growth                       N/A       -0.24%
----------------------- ------ ---------- --------- ------------    ---------------------- ------- --------- -------- -------------

(1) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class
     2. Class 1 does not pay a 12b-1 fee. If the 12b-1 fee were reflected, the returns shown would be lower.

     For a detailed discussion of the manner of calculating total return, please see the statement of additional information. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

     Important information about Growth Fund is also contained in management's discussion of Growth Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Growth Fund's most recent annual report.

Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

     The overall management of each of Special Equity Fund and Growth Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Variable Annuity Trust.

Investment Advisor

         Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to Special Equity Fund and Growth Fund. Following are some key facts about EIMC:

--------------------------------------------------------------------------------
o Is a subsidiary of Wachovia Corporation, the 4th largest bank holding company in the United States based on total assets as of December 31, 2004.
o    Has been managing mutual funds and private accounts since 1932.
o Manages over $XXX billion in assets of the Evergreen funds as of December 31, 2004.
o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116.
--------------------------------------------------------------------------------

Portfolio Management

         The day-to-day management of Growth Fund is handled by:

--------------------------------------------------------------------------------
o A team of portfolio management professionals from EIMC's Small Cap Growth team, with team members responsible for various sectors.
--------------------------------------------------------------------------------

Advisory Fees

         For its management and supervision of the daily business affairs of Growth Fund, EIMC is entitled to receive an annual fee equal to:

--------------------------------------------------------------------------------
o    0.700% of the first $1 billion of average daily net assets of the Fund; and
o    0.650% of average daily net assets of the Fund over $1 billion.
--------------------------------------------------------------------------------

         For the fiscal year ended December 31, 2003, the aggregate advisory fee paid to the investment advisor by Growth Fund was:

--------------------------------------------------------------------------------
o    0.62% of the Fund's average daily net assets.
--------------------------------------------------------------------------------

Legal Proceedings

     Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

     In connection with one of these investigations, on July 28, 2004, the staff of the SEC informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the Fund's prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a Fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the Funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the Fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by the Fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the Fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the Fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

     Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen Funds.

     Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen Funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Fund shares, which could increase Fund transaction costs or operating expenses, or have other adverse consequences on the Funds.

What will be the primary federal tax consequences of the Merger?

     Prior to or at the time of the Merger, Special Equity Fund and Growth Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be recognized by Special Equity Fund or the record owners of its shares (the "Record Holders") for federal income tax purposes as a result of receiving Growth Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Growth Fund that are received by a Special Equity Fund Record Holder will be the same as the holding period and aggregate tax basis of shares of Special Equity Fund previously held by such Record Holder, provided that shares of Special Equity Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Special Equity Fund in the hands of Growth Fund as a result of the Merger will be the same as they were in the hands of Special Equity Fund immediately prior to the Merger. No gain or loss will be recognized by Growth Fund upon the receipt of the assets of Special Equity Fund in exchange for shares of Growth Fund and assumption by Growth Fund of Special Equity Fund's identified liabilities.

                                      RISKS

What are the primary risks of investing in each Fund?

     An investment in either Fund is subject to certain risks. The risk factors for the Funds are similar due to the similarity of the Funds' investment goals and polices. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment goals. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

------------------------------------------- ------------------------------------
Special Equity Fund                              Growth Fund
------------------------------------------- ------------------------------------
--------------------------------------------------------------------------------
                   Each Fund is subject to Stock Market Risk.
               Each Fund invests primarily in equity securities.
--------------------------------------------------------------------------------

     Each Fund's value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment would likely decline. Even if general economic conditions do not change, the value of dividend yield and total return on a shareholder's investment in a Fund could decline if the particular sectors, industries or issuers in which the Fund invests do not perform well.

----------------------------------------- --------------------------------------
Special Equity Fund                          Growth Fund
----------------------------------------- --------------------------------------
--------------------------------------------------------------------------------
              Each Fund is subject to Market Capitalization Risk.
  Special Equity Fund invests primarily in the stock of small U.S. companies. Growth Fund invests primarily in the stock of small and mid-sized U.S. companies
--------------------------------------------------------------------------------

     Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

------------------------------------------- ------------------------------------
Special Equity Fund                             Growth Fund
------------------------------------------- ------------------------------------
--------------------------------------------------------------------------------
                 Each Fund is subject to Investment Style Risk.
            Growth Fund primarily invests in growth-oriented stocks.
         Special Equity Fund primarily invests in a blend of value- and growth-oriented stocks.
--------------------------------------------------------------------------------

     Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Are there any other risks of investing in each Fund?

     Both Funds may invest in futures and options which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of the derivatives. Such practices are used to hedge a Fund's portfolio, to maintain a Fund's exposure to its market risk, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

     Although not a principal investment strategy, Special Equity Fund may invest up to 10% of its assets in foreign securities. Growth Fund does not invest in foreign securities. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, when a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold assets in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. A change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices.

     The Funds do not generally take portfolio turnover into account when making investment decisions, but it may experience a high rate of portfolio turnover (greater than 100%) in any given fiscal year. When that happens, a Fund can incur greater brokerage and other transaction costs which are borne by the Fund and its shareholders. This can also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

     The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

     The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.


                               MERGER INFORMATION

Reasons for the Merger

     At a Board meeting held on December 8 and 9, 2004, all of the Trustees of Evergreen Variable Annuity Trust, including the Independent Trustees, considered and approved the Merger. The Board determined that the Merger was in the best interests of shareholders of each of Special Equity Fund and Growth Fund and that the interests of existing shareholders of each of Special Equity Fund and Growth Fund would not be diluted as a result of the transactions contemplated by the Merger.

     Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and principal investment strategies, and specific portfolio characteristics including median market capitalization of the securities currently held by the Funds and the styles of equity management. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Special Equity Fund with Growth Fund. As of October 8, 2004, Special Equity Fund's total net assets were approximately $66 million and Growth Fund's total net assets were approximately $23 million.

     The Trustees also considered the relative performance of the Funds. They noted the past one-year, three-year and five-year performance history (for the period ended September 30, 2004) which showed higher performance for Growth Fund. For the one-year period ended that same date, the average annual total return for the Class 1 shares of Special Equity Fund was 6.75% while the average annual total return for Class 1 shares of Growth Fund was 9.38%. For the three-year period ended that same date, the average annual total return for the Class 1 shares of Special Equity Fund was 5.88% while the average annual total return for Class 1 shares of Growth Fund was 7.84%. For the five-year period ended that same date, the average annual total return for Class 1 shares of Special Equity Fund was 1.07% while the average annual total return for Class 1 shares of Growth Fund was 6.65%.

     The Trustees also considered the relative expenses of the Funds as of October 8, 2004, and noted that the expense ratio of Special Equity Fund is lower than that of Growth Fund. As of October 8, 2004, the total fund operating expenses of Special Equity Fund, including waivers and reimbursements, were 1.00% and those of Growth Fund were 0.97%, while the total fund operating expenses of the combined fund, assuming completion of the Merger, were estimated to be 0.88%.

     In addition, assuming that an alternative to the Merger would be for Special Equity Fund to maintain its separate existence, EIMC believes that the prospect of dividing the resources of the Evergreen fund family between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

     In addition, the Trustees, including the Independent Trustees, considered among other things:

o    the terms and conditions of the Merger;

o compatibility of the Funds' investment goals and principal investment strategies;

o the fact that EIMC will bear the expenses incurred by Special Equity Fund and Growth Fund in connection with the Merger;

o the fact that Growth Fund will assume the identified liabilities of Special Equity Fund;

o the relative tax situations of the Funds including realized and unrealized gains and losses; and

o alternatives available to shareholders of Special Equity Fund, including the ability to redeem their shares, taking into consideration possible limitations and penalties assessed on redemptions by participating insurance companies.

     During their consideration of the Merger, the Trustees of Evergreen Variable Annuity Trust met with Fund counsel, and the Independent Trustees met with counsel to the Independent Trustees, regarding the legal issues involved.

     Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees of Special Equity Fund concluded that the proposed Merger would be in the best interest of Special Equity Fund and its shareholders.

     The Trustees of Evergreen Variable Annuity Trust also approved the Merger on behalf of Growth Fund.

Agreement and Plan of Reorganization

     The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

     The Plan provides that Growth Fund will acquire all of the assets of Special Equity Fund in exchange for shares of Growth Fund and the assumption by Growth Fund of the identified liabilities of Special Equity Fund on or about April 15, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Special Equity Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. Growth Fund will not assume any liabilities or obligations of Special Equity Fund other than those reflected in an unaudited statement of assets and liabilities of Special Equity Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

     The number of full and fractional shares of each class of Growth Fund to be received by the shareholders of Special Equity Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Special Equity Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Special Equity Fund by the net asset value per share of the respective class of shares of Growth Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

     State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectuses and statement of additional information of Growth Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

     As soon after the Closing Date as conveniently practicable, Special Equity Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Growth Fund received by Special Equity Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Special Equity Fund's shareholders on Growth Fund's share records of its transfer agent. Each account will receive the respective pro rata number of full and fractional shares of Growth Fund due to the Fund's shareholders. All issued and outstanding shares of Special Equity Fund, including those represented by certificates, will be canceled. The shares of Growth Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Special Equity Fund will be terminated.

     The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Special Equity Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Special Equity Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Special Equity Fund and Growth Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not the Merger is consummated, EIMC will pay the expenses incurred by Special Equity Fund and Growth Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses, except portfolio transaction costs incurred in disposing of securities, will be borne directly or indirectly by Special Equity Fund, Growth Fund or their shareholders.

     If Special Equity Fund shareholders do not approve the Merger, the Trustees of Evergreen Variable Annuity Trust will consider other possible courses of action which may be in the best interest of shareholders.

     At or prior to the Closing Date, Special Equity Fund will each have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the respective Fund's shareholders (in shares of the Fund) substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

Federal Income Tax Consequences

     The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Special Equity Fund and Growth Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

         (1) The transfer of all of the assets of Special Equity Fund solely in exchange for shares of Growth Fund and the assumption by Growth Fund of the identified liabilities of Special Equity Fund followed by the distribution of Growth Fund's shares to the Record Holders of Special Equity Fund in liquidation of Special Equity Fund will constitute a "reorganization" within the meaning of section 368(a)(1)(D) of the Code, and Growth Fund and Special Equity Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Growth Fund upon the receipt of the assets of Special Equity Fund solely in exchange for the shares of Growth Fund and the assumption by Growth Fund of the identified liabilities of Special Equity Fund;

         (3) No gain or loss will be recognized by Special Equity Fund on the transfer of its assets to Growth Fund in exchange for Growth Fund's shares and the assumption by Growth Fund of the identified liabilities of Special Equity Fund or upon the distribution (whether actual or constructive) of Growth Fund's shares to Special Equity Fund's Record Holders in exchange for their shares of Special Equity Fund;

         (4) No gain or loss will be recognized by Special Equity Fund's Record Holders upon the exchange of their shares of Special Equity Fund for shares of Growth Fund in liquidation of Special Equity Fund;

         (5) The aggregate tax basis of the shares of Growth Fund received by each Record Holder of Special Equity Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Special Equity Fund held by such Record Holder immediately prior to the Merger, and the holding period of the shares of Growth Fund received by each Record Holder of Special Equity Fund will include the period during which the shares of Special Equity Fund exchanged therefor were held by such Record Holder (provided that the shares of Special Equity Fund were held as a capital asset on the date of the Merger); and

          (6) The tax basis of the assets of Special Equity Fund acquired by Growth Fund will be the same as the tax basis of such assets to Special Equity Fund immediately prior to the Merger, and the holding period of such assets in the hands of Growth Fund will include the period during which the assets were held by Special Equity Fund.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a Record Holder of Special Equity Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Growth Fund shares he or she received. Record Holders of Special Equity Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, Record Holders of Special Equity Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

     Any capital loss carryforward of Special Equity Fund will be available to Growth Fund to offset capital gains recognized after the Merger subject to certain limitations prescribed by the Code.

Pro Forma Capitalization

     The following table sets forth the capitalizations of Special Equity Fund and Growth Fund as of June 30, 2004 and the capitalization of Growth Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.88 for both Class 1 and Class 2 shares, of Growth Fund issued for each Class 1 and Class 2 shares, respectively, of Special Equity Fund.


       Capitalization of Special Equity Fund, Growth Fund and Growth Fund
                         (Pro Forma) as of June 30, 2004

---------------------------------- ------------------------- ----------------------------- -------------------------------------
                                    Special Equity Fund             Growth Fund                       Growth Fund
                                                                                                      (Pro Forma)
---------------------------------- ------------------------- ----------------------------- -------------------------------------
---------------------------------- ------------------------- ----------------------------- -------------------------------------
Net Assets
Class 1                                       $62,606,431                   $20,227,813                           $82,834,244
Class 2                                         2,341,255                     4,302,608                             6,643,863
                                              -----------                   -----------                           -----------
Total Net Assets                              $64,947,686                   $24,530,421                           $89,478,107
---------------------------------- ------------------------- ----------------------------- -------------------------------------
---------------------------------- ------------------------- ----------------------------- -------------------------------------
Net Asset Value Per Share
Class 1                                            $11.03                        $12.60                                $12.60
Class 2                                            $10.98                        $12.54                                $12.54
---------------------------------- ------------------------- ----------------------------- -------------------------------------
---------------------------------- ------------------------- ----------------------------- -------------------------------------
Shares Outstanding
Class 1                                         5,674,924                     1,605,020                             6,572,673
Class 2                                           213,293                       343,079                               529,764
                                                ---------                     ---------                             ---------
Total Shares Outstanding                        5,888,217                     1,948,099                             7,102,437
---------------------------------- ------------------------- ----------------------------- -------------------------------------

     The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

     Evergreen Investment Services, Inc. ("EIS"), a subsidiary of Wachovia Corporation, acts as underwriter of the shares of Special Equity Fund and Growth Fund. Each Fund offers two classes of shares which are involved in the Merger:
Class 1 and Class 2. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses").

     In the proposed Merger, Special Equity Fund shareholders will receive shares of Growth Fund having the same class designation and the same arrangements with respect to the imposition of distribution-related and shareholder servicing-related fees as the shares they currently hold.

     The following is a summary description of charges and fees for the Class 1 and Class 2 shares of Growth Fund which will be received by Special Equity Fund shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectuses and statement of additional information.

     Class 1 Shares. Class 1 shares are sold at net asset value with no front-end sales charge, deferred sales charge or 12b- 1 fee.

     Class 2 Shares. Class 2 shares are sold at net asset value with no front-end sales charge or deferred sales charge. Class 2 shares are subject to 12b-1 fees.

         Additional information regarding the classes of shares of each Fund is included in each Fund's prospectuses and statement of additional information.

     Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class 2 shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.25% of average daily net assets attributable to the class.

     Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its Class 2 share prospectus and statement of additional information.

     No Rule 12b-1 plan has been adopted for the Class 1 shares of either Fund.

Purchase and Redemption Procedures

     Shares of each Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by American Enterprise Life Insurance Company, American Skandia Life Assurance Corporation, Lincoln National Life Insurance Company, Nationwide Life Insurance Company
NWVA-6, Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and Evergreen Funding Company LLC. Shareholders may not purchase or redeem shares of the Fund directly. Shareholders should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies and how to redeem funds or change investment options.

     The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

     Orders are effected at net asset value per share determined on that same date, without the Fund's imposition of any sales commission or redemption charge. The insurance company uses the net asset value to calculate the value of your interest in your contract.

Dividend Policy

     Each Fund distributes its investment company taxable income annually and its net realized gains, if any, at least annually to the separate accounts of participating insurance companies on the dividend record date. Dividends and distributions are always reinvested in additional shares of the respective Fund. See each Fund's prospectuses for further information concerning dividends and distributions.

     After the Merger, separate accounts owning shares of Special Equity Fund will have dividends and/or distributions received from Growth Fund reinvested in shares of Growth Fund.

     Both Funds have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

     Each Fund is a series of Evergreen Variable Annuity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to separate accounts of insurance companies and other qualified buyers. Evergreen Variable Annuity Trust is organized as a Delaware statutory trust and is governed by its Amended and Restated Agreement and Declaration of Trust (referred to hereinafter as the "Declaration of Trust"), its Amended and Restated By-Laws, a Board of Trustees and applicable Delaware and federal law.

Capitalization

     The beneficial interests in Special Equity Fund and Growth Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. Evergreen Variable Annuity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by their respective Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

     Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Variable Annuity Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Variable Annuity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Variable Annuity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Variable Annuity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Variable Annuity Trust is remote.

Shareholder Meetings and Voting Rights

     Evergreen Variable Annuity Trust on behalf of Special Equity Fund and Growth Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Variable Annuity Trust. In addition, Evergreen Variable Annuity Trust is required to call a meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Variable Annuity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

     Under the Declaration of Trust of Evergreen Variable Annuity Trust, each share of Special Equity Fund and Growth Fund will be entitled to one vote for each share and a fractional vote for each fraction of a share.

Liquidation

     In the event of the liquidation of Special Equity Fund or Growth Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

     Under the Declaration of Trust of Evergreen Variable Annuity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the Securities Act of 1940, as amended (the "1940 Act") nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Variable Annuity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.


                    VOTING INFORMATION CONCERNING THE MEETING

     This prospectus/proxy statement is being sent to shareholders of Special Equity Fund in connection with a solicitation of proxies by the Trustees of Evergreen Variable Annuity Trust to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 2:00 p.m., on April 1, 2005, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Special Equity Fund on or about February 18, 2005. Only shareholders of record as of the close of business on January 14, 2005 (the "Record Date") will be entitled to notice of, and to give voting instructions for the Meeting or any adjournment thereof. For purposes of this prospectus/proxy statement a variable annuity contract owner or variable life policy is referred to as "shareholder" and the voting instructions form is referred to as a "proxy card."

     If the enclosed form of proxy is properly executed and returned to the participating insurance companies in time to be voted by the participating insurance companies at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Signed but unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked on or before the Meeting by written notice to the appropriate participating insurance company. A proxy may also be revoked by executing a later dated duly executed proxy which is received by the time of the Meeting. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby. The participating insurance companies will vote any Special Equity Fund shares for which they do not receive voting instructions, as well as any shares which the insurance company owns, in proportionately the same manner - For, Against or Abstain - as shares for which they do receive instructions.

     Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Special Equity Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's shares entitled to vote) is present. In voting for the Merger, all classes of Special Equity Fund will vote together as if they were a single class, and each share will be entitled to one vote for each share and a fractional vote for each fraction of a share.

     If Special Equity Fund shareholders do not vote to approve the Merger, the Trustees of Evergreen Variable Annuity Trust will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the proposal are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by a plurality of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Variable Annuity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Growth Fund, subject to any insurance company restrictions, which they receive in the transaction at their then-current net asset value. Shares of Special Equity Fund may be redeemed, subject to any insurance company restrictions, at any time prior to the consummation of the Merger. Shareholders of Special Equity Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

     Special Equity Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the applicable participating insurance company so that they will be received by the Fund in a reasonable period of time prior to the meeting.

     The votes of the shareholders of Growth Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

Shareholder Information

     As of the Record Date, the following number of each class of shares of beneficial interest of Special Equity Fund was outstanding:

-----------------------------------------------------------------------
Class of Shares                              Number of Shares
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Class 1
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Class 2
-----------------------------------------------------------------------
-----------------------------------------------------------------------
All Classes
-----------------------------------------------------------------------

     As of the Record Date, the officers and Trustees of Evergreen Variable Annuity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Special Equity Fund. To Evergreen Variable Annuity Trust's knowledge, the following persons owned of record 5% or more of the following classes of Special Equity Fund's outstanding shares as of Record Date:

----------------------------------------------------------------------------------------------------------------------------
Name and Address                              Class  No. of Shares     Percentage of Shares of   Percentage of Shares of
                                                                       Class Before Merger       Class After Merger
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

     As of the Record Date, the officers and Trustees of Evergreen Variable Annuity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Growth Fund. To Evergreen Variable Annuity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Growth Fund's outstanding shares as of the Record Date:

----------------------------------------------------------------------------------------------------------------------------
Name and Address                              Class  No. of Shares     Percentage of Shares of   Percentage of Shares of
                                                                       Class Before Merger       Class After Merger
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

     The proportionate voting by participating insurance companies of shares for which no proxies are returned may result in certain shareholders that can direct the vote of less than 5% of the outstanding shares of Special Equity Fund issuing instructions that affect the vote of 5% or more of the Fund's outstanding shares.

THE TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMEND APPROVAL OF THE PLAN. ANY UNMARKED PROXY CARDS THAT ARE RETURNED WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.


                        FINANCIAL STATEMENTS AND EXPERTS

     The annual reports of both Funds as of December 31, 2003, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The semi-annual reports of both Funds as of June 30, 2004 and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement.

                                  LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of Growth Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

     Special Equity Fund and Growth Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copies obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279.

                                 OTHER BUSINESS

     The Trustees of Evergreen Variable Annuity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

February 18, 2005

                      INSTRUCTIONS FOR EXECUTING PROXY CARD

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer
     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACCOUNTS........

     (1) ABC Trust.........                          Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78..


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                       John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith.....                         John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

        INSTRUCTIONS FOR SHAREHOLDERS IN EVERGREEN VA SPECIAL EQUITY FUND

     Since you are a shareholder of Evergreen VA Special Equity Fund ("Special Equity Fund"), you have the right to instruct American Enterprise Life Insurance Company, American Skandia Life Assurance Corporation, Lincoln National Life
Insurance Company, Nationwide Life Insurance Company NWVA-6, Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and/or Evergreen Funding Company LLC ("Participating Companies") how to vote the Special Equity Fund shares they hold under your variable annuity contract or variable life insurance policy. You can do so by following the instructions on your proxy card. Each Participating Company will vote any Special Equity Fund shares for which it does not receive voting instructions in proportionately the same manner
- For, Against, or Abstain - as shares for which it does receive instructions. For purposes of this prospectus/proxy statement, a variable annuity contract owner or variable life insurance policy holder is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

     If you have any  questions  about the proxy  card,  please  call  Georgeson
Shareholder     Communications,     Inc.,     our    proxy     solicitor,     at
_______-________-_______ (toll free).

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 3rd day of January, 2005, by and between Evergreen Variable Annuity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen VA Growth Fund series (the "Acquiring Fund"), and Evergreen Variable Annuity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen VA Special Equity Fund series (the "Selling Fund").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(D) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class 1 and Class 2 shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

     WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
    THE ACQUIRING FUND SHARES AND THE ASSUMPTION OF SELLING FUND LIABILITIES
                       AND LIQUIDATION OF THE SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

     1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)), which has been distributed to shareholders of the Selling Fund.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class 1 and Class 2 shares of the Selling Fund will receive Class 1 and Class 2 shares, respectively, of the Acquiring Fund.

     2.4 DETERMINATION OF VALUE. State Street Bank and Trust Company shall make all computations of value in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about April 15, 2005 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern Time at the offices of the Evergreen Investments, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

     3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at December 31, 2003 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since December 31, 2003 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

(a) The Acquiring Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at December 31, 2003 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein

                  (g) Since December 31, 2003 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

(a) The Acquiring Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester, LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(D) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are an independent registered public accounting firm with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct.]

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are an independent registered public accounting firm with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

(b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct; and

                  (d) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Acquiring Fund Trust and of the Selling Fund Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.



                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to both the Selling Fund Trust and the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust. The obligations of the Selling Fund Trust or of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Selling Fund Trust or the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                           EVERGREEN VARIABLE ANNUITY TRUST ON BEHALF
                            OF EVERGREEN VA SPECIAL EQUITY FUND


                                By:  ____________________________
                                     Name:
                                     Title:   Authorized Officer


                             EVERGREEN VARIABLE ANNUITY TRUST ON BEHALF
                              OF EVERGREEN VA GROWTH FUND


                                 By: _____________________________
                                     Name:
                                    Title:   Authorized Officer

                                                                       EXHIBIT B

                             MD&A OF VA GROWTH FUND

FUND AT A GLANCE
--------------------------------------------------------------------------------
as of December 31, 2003

                                 MANAGEMENT TEAM

                                [GRAPHIC OMITTED]

                             Theodore W. Price, CFA
                              Small Cap Growth Team
                                  Lead Manager

                           PERFORMANCE AND RETURNS(1)

                       Portfolio inception date: 3/3/1998

                                                             Class 1    Class 2
Class inception date                                        3/3/1998   7/31/2002
--------------------------------------------------------------------------------
Average annual return
--------------------------------------------------------------------------------
1 year                                                       38.99%      38.69%
--------------------------------------------------------------------------------
5 year                                                        5.41%       5.34%
--------------------------------------------------------------------------------
Since portfolio inception                                     3.08%       3.02%
--------------------------------------------------------------------------------

                                LONG-TERM GROWTH

                                [GRAPHIC OMITTED]

Comparison of a $10,000 investment in Evergreen VA Growth Fund Class 1 shares,(1) versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.
--------------------------------------------------------------------------------

PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

The fund's Class 1 shares returned 38.99% for the twelve-month period ended December 31, 2003. During the same period, the fund's benchmark Russell 2000 Growth Index (Russell 2000 Growth) returned 48.54%.

The overall small cap market, during the twelve months ended December 31, 2003, was marked by extraordinary performance among the smallest and most volatile companies. These companies were those that, for the most part, had performed poorly over the previous two years.

The best contributors to performance of the fund came in the energy industry where the fund was significantly overweighted. Over the course of the year, it became apparent that there was less natural gas being replaced by drilling success than was being used. As a consequence, natural gas prices, and energy prices in general, rose throughout the calendar year. Another contributor was the fund's relative overweighting in telecom stocks. The better-capitalized wire line service and equipment companies were good investments in 2003. Lastly, the fund's overweighted consumer discretionary industry stocks were another area of strong performance. Tax rebates, lower income tax prospects and low interest rates accelerated consumer spending and bolstered consumer confidence.

The greatest detraction from fund performance in the fiscal year ended 2003 came about as a result of the fund's relative overweighting in the information technology industry for much of the year. The Russell 2000 Growth's performance in technology was concentrated in the smallest and poorest quality stocks.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2003, and subject to change.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                        EVERGREEN VA SPECIAL EQUITY FUND

                                   A Series of

                        EVERGREEN VARIABLE ANNUITY TRUST
                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 (800) 343-2898

                        By and In Exchange For Shares of

                            EVERGREEN VA GROWTH FUND

                                Also a Series of

                        EVERGREEN VARIABLE ANNUITY TRUST


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen VA Special Equity Fund ("VA Special Equity Fund"), a series of Evergreen Variable Annuity Trust, to Evergreen VA Growth Fund ("VA Growth Fund"), also a series of Evergreen Variable Annuity Trust, in exchange for Class 1 and Class 2 shares (to be issued to holders of Class 1 and Class 2 shares, of VA Special Equity Fund, of beneficial interest, $0.001 par value per share, of VA Growth Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1)  Pro Forma Financial Statements as of June 30, 2004;

(2) The Statement of Additional Information of the Funds, dated May 1, 2004, as supplemented July 1, 2004, October 1, 2004 and December 9, 2004;

(3)  Annual Report of VA Growth Fund, dated December 31, 2003;

(4)  Annual Report of VA Special Equity Fund dated December 31, 2003;

(5)  Semi-annual report of VA Growth Fund dated June 30, 2004; and

(6)  Semi-annual report of VA Special Equity Fund dated June 30, 2004.


     After the Merger, Evergreen VA Growth Fund will be the accounting and performance survivor.

     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of VA Special Equity Fund dated Febuary 18, 2005. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Variable Annuity Trust at the address and phone number set forth above.

   The date of this Statement of Additional Information is February 18, 2005.

Evergreen VA Growth Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
June 30, 2004

                                                             Growth Fund            Special Equity Fund       Growth Fund ProForma
------------------------------------------------------------------------------------------------------------------------------------
                                                        Shares         Value       Shares      Value         Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 14.5%
Automobiles 1.0%
Monaco Coach Corp.                                         6,950   $    195,782     23,663  $    666,587       30,613  $    862,369
                                                                   ------------             ------------               ------------

Food Products 0.4%
Pilgrims Pride Corp.                                                                12,964       375,178       12,964       375,178
                                                                                            ------------               ------------

Hotels, Restaurants & Leisure 2.3%
Ameristar Casinos, Inc. *                                                           17,063       572,976       17,063       572,976
Applebee's International, Inc.                             2,613         60,140                                 2,613        60,140
Choice Hotels, Inc.                                                                 10,826       543,032       10,826       543,032
P.F. Chang's China Bistro, Inc.*                           2,800        115,220                                 2,800       115,220
Penn National Gaming, Inc.*                                4,950        164,340                                 4,950       164,340
Rare Hospitality International, Inc.*                      4,400        109,560                                 4,400       109,560
Ruby Tuesday, Inc.                                         4,750        130,387                                 4,750       130,387
Shuffle Master, Inc.*                                      5,425        196,982                                 5,425       196,982
Station Casinos, Inc.                                                                3,598       174,143        3,598       174,143
                                                                   ------------             ------------               ------------
                                                                        776,629                1,290,151                  2,066,780
                                                                   ------------             ------------               ------------

Household Durables 0.5%
Jarden Corp.*                                                                       11,249       404,851       11,249       404,851
WCI Communities, Inc.*                                     3,708         82,725                                 3,708        82,725
                                                                   ------------             ------------               ------------
                                                                         82,725                  404,851                    487,576
                                                                   ------------             ------------               ------------
Internet & Catalog Retail 0.8%
GSI Commerce, Inc.*                                        4,900         47,187                                 4,900        47,187
Insight Enterprises, Inc. *                                                         30,597       543,403       30,597       543,403
Priceline.com *                                            6,200        166,966                                 6,200       166,966
                                                                   ------------             ------------               ------------
                                                                        214,153                  543,403                    757,556
                                                                   ------------             ------------               ------------

Leisure Equipment & Products 0.8%
Marinemax, Inc.                                                                     13,250       380,010       13,250       380,010
Marvel Enterprises, Inc.*                                  8,150        159,088                                 8,150       159,088
SCP Pool Corp.*                                            3,350        150,750                                 3,350       150,750
                                                                   ------------             ------------               ------------
                                                                        309,838                  380,010                    689,848
                                                                   ------------             ------------               ------------

Media 0.8%
Cumulus Media, Inc.*                                       9,100        152,971                                 9,100       152,971
Getty Images, Inc. *                                                                 2,512       150,720        2,512       150,720
Radio One, Inc.*                                          15,450        247,355                                15,450       247,355
Spanish Broadcasting System, Inc., Class A *              13,100        121,961                                13,100       121,961
                                                                   ------------             ------------               ------------
                                                                        522,287                  150,720                    673,007
                                                                   ------------             ------------               ------------

Multi-line Retail 0.1%
Conn's, Inc.*                                              7,100        111,896                                 7,100       111,896
                                                                   ------------                                        ------------

Specialty Retail 6.3%
Aaron Rents, Inc., Class B                                                          18,769       622,005       18,769       622,005
America's Car-Mart, Inc.*                                  4,200        126,126                                 4,200       126,126
AnnTaylor Stores Corp.*                                    4,600        133,308     20,657       598,640       25,257       731,948
Big 5 Sporting Goods Corp.                                                          22,928       600,484       22,928       600,484
Brookstone, Inc.                                                                    23,749       476,167       23,749       476,167
Cost Plus, Inc.*                                           3,800        123,310                                 3,800       123,310
Guitar Center, Inc.*                                       4,100        182,327                                 4,100       182,327
Hibbett Sporting Goods, Inc.*                              5,287        144,599                                 5,287       144,599
Michaels Stores, Inc.                                      1,800         99,000                                 1,800        99,000
Monro Muffler Brake, Inc.*                                 5,750        139,495                                 5,750       139,495
Select Comfort Corp.*                                      7,000        198,800                                 7,000       198,800
Stage Stores, Inc.*                                        3,500        131,810                                 3,500       131,810
Steiner Leisure, Ltd.*                                     7,000        154,000                                 7,000       154,000
TBC Corp.*                                                                          15,592       371,090       15,592       371,090
Tractor Supply Co.*                                                                 17,640       737,705       17,640       737,705
West Marine, Inc.*                                         5,800        155,730      8,194       220,009       13,994       375,739
Zale Corp.*                                                                         14,548       396,578       14,548       396,578
                                                                   ------------             ------------               ------------
                                                                      1,588,505                4,022,678                  5,611,183
                                                                   ------------             ------------               ------------

                                                             Growth Fund            Special Equity Fund       Growth Fund ProForma
------------------------------------------------------------------------------------------------------------------------------------
                                                        Shares         Value       Shares      Value         Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.                                                               14,362  $    423,535       14,362  $    423,535
Guess, Inc. *                                                                       30,648       493,433       30,648       493,433
Timberland Co., Class A *                                                            2,072       133,831        2,072       133,831
Wolverine World Wide, Inc.                                                          10,400       273,000       10,400       273,000
                                                                                            ------------               ------------
                                                                                               1,323,799                  1,323,799
                                                                                            ------------               ------------

CONSUMER STAPLES 1.3%
Food and Staples Retailing 1.3%
7-Eleven, Inc. *                                                                    33,126       591,299       33,126       591,299
Pantry, Inc.*                                                                       17,404       379,407       17,404       379,407
Performance Food Group Co.*                                3,700   $     98,198                                 3,700        98,198
United Natural Foods, Inc.*                                2,700         78,057                                 2,700        78,057
                                                                   ------------             ------------               ------------
                                                                        176,255                  970,706                  1,146,961
                                                                   ------------             ------------               ------------

ENERGY 5.1%
Energy Equipment & Services 1.1%
Grey Wolf, Inc.*                                          36,100        153,064                                36,100       153,064
Lone Star Technologies, Inc.*                              5,700        157,092                                 5,700       157,092
Oceaneering International, Inc.*                           5,500        188,375                                 5,500       188,375
Superior Energy Services, Inc.*                           20,650        207,532                                20,650       207,532
Unit Corp.*                                                8,400        264,180                                 8,400       264,180
                                                                   ------------                                        ------------
                                                                        970,243                                             970,243
                                                                   ------------                                        ------------

Oil & Gas 4.0%
Comstock Resources, Inc.*                                  9,500        184,870                                 9,500       184,870
Edge Petroleum Corp.                                                                24,556       417,452       24,556       417,452
General Maritime Corp.                                                              22,743       624,068       22,743       624,068
Harvest Natural Resources, Inc.                                                     36,987       551,476       36,987       551,476
KCS Energy, Inc. *                                                                  38,018       506,400       38,018       506,400
Patina Oil & Gas Corp.                                                              19,233       574,490       19,233       574,490
Petroleum Development Corp.                                                         16,057       440,283       16,057       440,283
Ultra Petroleum Corp.*                                     8,750        326,638                                 8,750       326,638
                                                                   ------------             ------------               ------------
                                                                        511,508                3,114,169                  3,625,677
                                                                   ------------             ------------               ------------

FINANCIALS 7.1%
Capital Markets 0.2%
Investors Financial Services Corp.                         4,450        193,931                                 4,450       193,931
                                                                   ------------                                        ------------

Commercial Banks 1.9%
Boston Private Financial Holdings, Inc.                    5,050        116,958                                 5,050       116,958
East West Bancorp, Inc.                                    7,078        217,295      8,926       274,028       16,004       491,323
PrivateBancorp, Inc.                                                                10,925       300,001       10,925       300,001
Silicon Valley Bancshares *                                3,300        130,845                                 3,300       130,845
Southwest Bancorp of Texas, Inc.                           5,800        255,896                                 5,800       255,896
UCBH Holdings, Inc.                                                                 10,760       425,235       10,760       425,235
                                                                   ------------             ------------               ------------
                                                                        720,994                  999,264                  1,720,258
                                                                   ------------             ------------               ------------

Consumer Finance 0.7%
Asta Funding, Inc.                                         9,594        166,936                                 9,594       166,936
Cash America International, Inc.                                                    18,577       427,271       18,577       427,271
                                                                   ------------             ------------               ------------
                                                                        166,936                  427,271                    594,207
                                                                   ------------             ------------               ------------
Diversified Financial Services 1.2%
First Cash Financial Services, Inc.                                                 18,070       384,530       18,070       384,530
First Republic Bank                                                                 10,838       466,901       10,838       466,901
Instinet Group, Inc.*                                                               40,490       213,787       40,490       213,787
                                                                                            ------------               ------------
                                                                                               1,065,218                  1,065,218
                                                                                            ------------               ------------

Insurance 1.5%
Argonaut Group, Inc.*                                      7,800        143,754                                 7,800       143,754
Delphi Financial Group, Inc.                                                        12,365       550,242       12,365       550,242
HCC Insurance Holdings, Inc.                               4,450        148,674                                 4,450       148,674
Hub International, Ltd.                                    9,100        173,719                                 9,100       173,719
Markel Corp.*                                                850        235,875                                   850       235,875
U.S.I. Holdings Corp.*                                     5,561         87,864                                 5,561        87,864
                                                                   ------------             ------------               ------------
                                                                        789,886                  550,242                  1,340,128
                                                                   ------------             ------------               ------------

Real Estate 0.5%
Omega Healthcare Investors, Inc. REIT                                               46,434       466,197       46,434       466,197
                                                                                            ------------               ------------


                                                             Growth Fund            Special Equity Fund       Growth Fund ProForma
------------------------------------------------------------------------------------------------------------------------------------
                                                        Shares         Value       Shares      Value         Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance 1.1%
BankAtlantic Bancorp, Inc.                                 7,400   $    136,530                                 7,400  $    136,530
Commercial Capital Bancorp, Inc.                                                    30,179  $    524,209       30,179       524,209
Dime Community Bancshares, Inc.                            6,050        105,754                                 6,050       105,754
New Century Financial Corp.                                                          5,309       248,568        5,309       248,568
                                                                   ------------             ------------               ------------
                                                                        242,284                  772,777                  1,015,061
                                                                   ------------             ------------               ------------

HEALTH CARE 17.5%
Biotechnology 3.1%
Celgene Corp.*                                             1,900        108,794                                 1,900       108,794
Connetics Corp.*                                           7,500        151,500                                 7,500       151,500
DOV Pharmaceutical, Inc.*                                  7,900        110,284                                 7,900       110,284
Dyax Corp.*                                                                         11,914       139,990       11,914       139,990
Encysive Pharmaceuticals, Inc.                                                      21,492       182,682       21,492       182,682
Gen-Probe, Inc.                                                                     15,942       754,375       15,942       754,375
Invitrogen Corp.*                                                                    8,920       642,151        8,920       642,151
Isis Pharmaceuticals, Inc.*                               15,600         89,544                                15,600        89,544
Martek Biosciences Corp.*                                  3,550        199,403                                 3,550       199,403
Nuvelo, Inc.                                                                        12,660       121,789       12,660       121,789
Onyx Pharmaceuticals, Inc.*                                3,500        148,260                                 3,500       148,260
Telik, Inc.*                                               6,750        161,123                                 6,750       161,123
                                                                   ------------             ------------               ------------
                                                                        968,908                1,840,987                  2,809,895
                                                                   ------------             ------------               ------------

Health Care Equipment & Supplies 6.8%
American Medical Systems Holdings, Inc.*                   6,150        207,255                                 6,150       207,255
Cooper Companies, Inc.                                                               8,132       513,699        8,132       513,699
DJ Orthopedics, Inc. *                                                              20,318       467,314       20,318       467,314
Illumina, Inc.                                                                      36,024       228,752       36,024       228,752
Inamed Corp.*                                              2,300        144,555      3,869       243,167        6,169       387,722
Kensey Nash Corp.*                                         4,700        162,150                                 4,700       162,150
Kinetic Concepts, Inc.*                                    1,100         54,890                                 1,100        54,890
Kyphon, Inc.*                                              5,100        143,718                                 5,100       143,718
LCA Vision, Inc. *                                                                  24,556       715,316       24,556       715,316
Ocular Sciences, Inc. *                                                             14,158       538,004       14,158       538,004
ResMed, Inc.*                                              2,800        142,688                                 2,800       142,688
Respironics, Inc.*                                         4,350        255,562     10,636       624,865       14,986       880,427
United Surgical Partners International, Inc.*                                       12,978       512,242       12,978       512,242
Urologix, Inc.*                                                                     20,941       323,329       20,941       323,329
Vascular Solutions, Inc.                                                            48,595       503,930       48,595       503,930
VISX, Inc. *                                                                         4,972       132,852        4,972       132,852
Wright Medical Group, Inc.*                                4,400        156,640                                 4,400       156,640
                                                                   ------------             ------------               ------------
                                                                      1,267,458                4,803,470                  6,070,928
                                                                   ------------             ------------               ------------

Health Care Providers & Services 5.1%
Advisory Board Co.*                                        3,400        121,040                                 3,400       121,040
America Service Group, Inc.                                                          7,493       260,382        7,493       260,382
Andrx Corp.*                                                                        21,133       590,245       21,133       590,245
Beverly Enterprises, Inc.*                                14,500        124,700                                14,500       124,700
Centene Corp.*                                             4,700        181,185                                 4,700       181,185
LabOne, Inc.*                                              4,700        149,366                                 4,700       149,366
Pediatrix Medical Group, Inc.*                             3,000        209,550      7,867       549,510       10,867       759,060
Province Healthcare Co.*                                                            29,667       508,789       29,667       508,789
PSS World Medical, Inc.*                                  14,000        156,800                                14,000       156,800
Psychiatric Solutions, Inc.*                               3,700         92,241                                 3,700        92,241
Select Medical Corp.                                       9,500        127,490                                 9,500       127,490
Symbion, Inc.*                                             3,800         66,348                                 3,800        66,348
VCA Antech, Inc.*                                          4,400        197,208     15,083       676,020       19,483       873,228
Ventiv Health, Inc.*                                                                34,074       527,465       34,074       527,465
                                                                   ------------             ------------               ------------
                                                                      1,425,928                3,112,411                  4,538,339
                                                                   ------------             ------------               ------------

Pharmaceuticals 2.5%
AtheroGenics, Inc.*                                        7,300        138,919                                 7,300       138,919
Bradley Pharmaceuticals, Inc., Class A *                   6,800        189,720     10,133       282,711       16,933       472,431
First Horizon Pharmaceutical Corp.*                                                 28,307       535,002       28,307       535,002
Indevus Pharmaceuticals, Inc.*                                                      39,052       240,170       39,052       240,170
Introgen Therapeutics, Inc.                                                         42,223       180,292       42,223       180,292
Medicines Co.*                                             3,900        118,989                                 3,900       118,989
Medicis Pharmaceutical Corp.                               3,600        143,820                                 3,600       143,820
MGI Pharma, Inc.*                                                                   15,909       429,702       15,909       429,702
                                                                   ------------             ------------               ------------
                                                                        591,448                1,667,877                  2,259,325
                                                                   ------------             ------------               ------------

                                                             Growth Fund            Special Equity Fund       Growth Fund ProForma
------------------------------------------------------------------------------------------------------------------------------------
                                                        Shares         Value       Shares      Value         Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS 20.5%
Aerospace & Defense 1.3%
Innovative Solutions & Support, Inc.                                                17,833  $    348,100       17,833  $    348,100
Moog, Inc., Class A*                                                                12,291       456,119       12,291       456,119
SI International, Inc.                                                              12,218       249,125       12,218       249,125
Sypris Solutions, Inc.                                     7,400   $    142,006                                 7,400       142,006
                                                                   ------------             ------------               ------------
                                                                        142,006                1,053,344                  1,195,350
                                                                   ------------             ------------               ------------

Air Freight & Logistics 1.2%
Forward Air Corp.*                                         7,100        265,540                                 7,100       265,540
J.B. Hunt Transport Services, Inc.                                                  13,053       503,585       13,053       503,585
UTi Worldwide, Inc.                                        4,950        260,815                                 4,950       260,815
                                                                   ------------             ------------               ------------
                                                                        526,355                  503,585                  1,029,940
                                                                   ------------             ------------               ------------

Airlines 0.8%
SkyWest, Inc.                                              9,350        162,784     30,579       532,380       39,929       695,164
                                                                   ------------             ------------               ------------

Commercial Services & Supplies 5.8%
Banta Corp.                                                                          9,892       439,304        9,892       439,304
Bright Horizons Family Solutions, Inc.*                                              6,461       346,374        6,461       346,374
Corrections Corporation of America *                       4,800        189,552                                 4,800       189,552
DiamondCluster International, Inc.*                       13,500        117,315                                13,500       117,315
Gevity HR, Inc.                                                                     22,420       587,180       22,420       587,180
Heidrick & Struggles International, Inc.*                  6,700        198,856     21,562       639,960       28,262       838,816
Imagistics International, Inc. *                                                    13,903       492,166       13,903       492,166
Kforce, Inc.*                                             15,000        141,600                                15,000       141,600
Labor Ready, Inc.*                                                                  44,716       693,098       44,716       693,098
Mine Safety Appliances Co.                                                          11,608       391,190       11,608       391,190
Spherion Corp.*                                                                     51,440       521,602       51,440       521,602
Resources Connection, Inc.*                                3,200        125,152                                 3,200       125,152
Stericycle, Inc.*                                          3,750        194,025      2,607       134,886        6,357       328,911
                                                                   ------------             ------------               ------------
                                                                        966,500                4,245,760                  5,212,260
                                                                   ------------             ------------               ------------

Construction & Engineering 0.8%
Dycom Industries, Inc.*                                                             24,835       695,380       24,835       695,380
                                                                                            ------------               ------------

Electrical Equipment 0.8%
Littelfuse, Inc.                                                                    11,556       490,090       11,556       490,090
Power-One, Inc.*                                          24,850        272,853                                24,850       272,853
                                                                   ------------             ------------               ------------
                                                                        272,853                  490,090                    762,943
                                                                   ------------             ------------               ------------

Machinery 6.8%
Actuant Corp., Class A *                                   7,700        300,223                                 7,700       300,223
Briggs & Stratton Corp.                                                              7,377       651,758        7,377       651,758
Ceradyne, Inc.*                                                                     17,992       643,574       17,992       643,574
Crane Co.                                                                           10,671       334,963       10,671       334,963
Cummins, Inc.                                                                       10,162       635,125       10,162       635,125
Dionex Corp.*                                                                       11,765       649,075       11,765       649,075
Graco, Inc.                                                                         17,392       540,021       17,392       540,021
IDEX Corp.                                                 6,800        233,580                                 6,800       233,580
Kennametal, Inc.                                           5,100        233,580                                 5,100       233,580
Middleby Corp.                                                                       9,578       523,150        9,578       523,150
Nordson Corp.                                              4,500        195,165                                 4,500       195,165
Oshkosh Truck Corp.                                        4,200        240,702      4,765       273,082        8,965       513,784
Terex Corp.*                                               4,000        136,520     14,575       497,445       18,575       633,965
                                                                   ------------             ------------               ------------
                                                                      1,339,770                4,748,193                  6,087,963
                                                                   ------------             ------------               ------------

Road & Rail 1.2%
Genesse & Wyoming, Inc, Class A *                                                   21,685       513,934       21,685       513,934
Marten Transport, Ltd.                                                              23,247       433,557       23,247       433,557
Old Dominion Freight Line, Inc.*                           5,800        170,984                                 5,800       170,984
                                                                   ------------             ------------               ------------
                                                                        170,984                  947,491                  1,118,475
                                                                   ------------             ------------               ------------

Trading Companies & Distributors 1.8%
Hughes Supply, Inc.                                        4,700        276,971      9,342       550,524       14,042       827,495
MSC Industrial Direct Co., Inc., Class A                   8,850        290,634     14,225       467,149       23,075       757,783
                                                                   ------------             ------------               ------------
                                                                        567,605                1,017,673                  1,585,278
                                                                   ------------             ------------               ------------

                                                             Growth Fund            Special Equity Fund       Growth Fund ProForma
------------------------------------------------------------------------------------------------------------------------------------
                                                        Shares         Value       Shares      Value         Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 28.5%
Communications Equipment 4.1%
Andrew Corp.*                                             15,800   $    316,158                                15,800  $    316,158
Applied Signal Technology, Inc.                                                     17,387  $    609,414       17,387       609,414
AudioCodes, Ltd.*                                         11,764        140,933                                11,764       140,933
C-COR.net Corp.*                                                                    28,753       295,869       28,753       295,869
Captaris, Inc.*                                                                     38,264       247,186       38,264       247,186
Intervoice Brite, Inc.                                                              37,688       432,281       37,688       432,281
F5 Networks, Inc.*                                         9,300        246,264                                 9,300       246,264
NetSolve, Inc.*                                           19,000        188,100                                19,000       188,100
Packeteer, Inc.*                                           6,600        106,590                                 6,600       106,590
Plantronics, Inc.*                                                                  15,811       665,643       15,811       665,643
Powerwave Technologies, Inc.*                             26,300        202,510                                26,300       202,510
Stratex Networks, Inc.*                                   22,000         64,900                                22,000        64,900
ViaSat, Inc.*                                              6,100        152,195                                 6,100       152,195
                                                                   ------------             ------------               ------------
                                                                      1,417,650                2,250,393                  3,668,043
                                                                   ------------             ------------               ------------

Computers & Peripherals 1.4%
Applied Films Corp.*                                       5,700        165,414                                 5,700       165,414
Electronics for Imaging, Inc.*                                                       9,118       257,675        9,118       257,675
InFocus Corp.*                                            10,200         86,700                                10,200        86,700
M Systems Flash Disk Pioneers, Ltd.*                                                25,011       372,914       25,011       372,914
Quantum Fuel Systems Technologies Worldwide, Inc.                                   33,905       206,142       33,905       206,142
Synaptics, Inc.*                                           8,300        158,945                                 8,300       158,945
                                                                   ------------             ------------               ------------
                                                                        411,059                  836,731                  1,247,790
                                                                   ------------             ------------               ------------

Electronic Equipment & Instruments 4.5%
Aeroflex, Inc.*                                           18,500        265,105                                18,500       265,105
Benchmark Electronics, Inc.*                               6,625        192,788     10,541       306,743       17,166       499,531
California Micro Devices Corp.                                                      38,966       449,278       38,966       449,278
FLIR Systems, Inc.*                                                                  2,735       150,152        2,735       150,152
Lecroy Corp.                                                                        15,531       279,713       15,531       279,713
Metrologic Instruments, Inc.                                                        19,978       398,361       19,978       398,361
Orbotech, Ltd.                                                                      24,625       501,119       24,625       501,119
Parlex Corp.*                                              5,290         34,385                                 5,290        34,385
Rogers Corp.*                                                                        4,025       281,347        4,025       281,347
TTM Technologies, Inc.*                                                             48,656       576,574       48,656       576,574
Varian Semiconductor Equipment, Inc.*                                               15,418       594,518       15,418       594,518
                                                                   ------------             ------------               ------------
                                                                        492,278                3,537,805                  4,030,083
                                                                   ------------             ------------               ------------

Internet Software & Services 3.6%
Ask Jeeves, Inc.*                                          2,700        105,381                                 2,700       105,381
Digital River, Inc.*                                       4,000        130,520                                 4,000       130,520
Digitas, Inc.                                                                       53,857       594,043       53,857       594,043
Equinix, Inc.*                                             8,378        284,349      8,414       285,571       16,792       569,920
Interwoven, Inc.*                                         10,900        110,090                                10,900       110,090
NIC, Inc.*                                                 9,900         70,983                                 9,900        70,983
Openwave Systems, Inc.*                                   18,084        229,667                                18,084       229,667
Retek, Inc.*                                               9,300         57,102                                 9,300        57,102
Tyler Technologies, Inc.                                                            61,447       581,288       61,447       581,288
ValueClick, Inc.*                                          9,500        113,810     52,647       630,711       62,147       744,521
                                                                   ------------             ------------               ------------
                                                                      1,101,902                2,091,613                  3,193,515
                                                                   ------------             ------------               ------------

IT Services 1.2%
Alliance Data Systems Corp.*                               5,250        221,812                                 5,250       221,812
Cognizant Technology Solutions Corp.*                      6,100        155,001                                 6,100       155,001
eFunds Corp.*                                             13,600        238,000                                13,600       238,000
Global Payments, Inc.                                      5,550        249,861                                 5,550       249,861
MPS Group, Inc.*                                          18,150        219,978                                18,150       219,978
                                                                   ------------                                        ------------
                                                                      1,084,652                                           1,084,652
                                                                   ------------                                        ------------

                                                             Growth Fund            Special Equity Fund       Growth Fund ProForma
------------------------------------------------------------------------------------------------------------------------------------
                                                        Shares         Value       Shares      Value         Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment 9.2%
ATMI, Inc.*                                               12,250   $    334,547                                12,250  $    334,547
August Technology Corp.*                                   5,600         70,224                                 5,600        70,224
Axcelis Technologies, Inc.*                                                         21,550  $    268,082       21,550       268,082
Brooks Automation, Inc.                                                             28,057       565,349       28,057       565,349
Conexant Systems, Inc.                                                             125,353       542,779      125,353       542,779
Cypress Semiconductor Corp.*                                                        27,699       393,049       27,699       393,049
Exar Corp.*                                               17,550        257,283                                17,550       257,283
Fairchild Semiconductor International, Class A *                                    31,437       514,624       31,437       514,624
Genesis Microchip, Inc.*                                   8,900        122,553                                 8,900       122,553
Helix Technology Corp.                                                              20,234       431,591       20,234       431,591
Intergrated Silicon Solution, Inc.*                                                 44,230       540,048       44,230       540,048
Kulicke & Soffa Industries, Inc.*                                                   53,208       583,160       53,208       583,160
LTX Corp.*                                                20,000        216,200                                20,000       216,200
Mattson Technology, Inc.*                                                           42,940       516,139       42,940       516,139
Micrel, Inc.*                                              9,450        114,818                                 9,450       114,818
Microsemi Corp.*                                                                    44,602       633,794       44,602       633,794
Mykrolis Corp.*                                                                     16,046       279,521       16,046       279,521
Nanometrics, Inc.                                                                   18,017       205,033       18,017       205,033
Pixelworks, Inc.*                                          7,000        107,240                                 7,000       107,240
Semtech Corp.*                                            10,700        251,878                                10,700       251,878
Silicon Image, Inc.*                                      15,500        203,515                                15,500       203,515
Silicon Laboratories, Inc.*                                                         10,383       481,252       10,383       481,252
Silicon Storage Technolgy, Inc.*                                                    52,104       536,671       52,104       536,671
Sipex Corp.*                                               3,100         17,670                                 3,100        17,670
                                                                   ------------             ------------               ------------
                                                                      1,695,928                6,491,092                  8,187,020
                                                                   ------------             ------------               ------------

Software 4.5%
Activision, Inc.*                                          8,000        127,200                                 8,000       127,200
Agile Software Corp.*                                     28,400        248,500                                28,400       248,500
ANSYS, Inc.*                                               2,400        112,800      5,763       270,861        8,163       383,661
Aspect Communications, Inc.*                                                        37,443       531,691       37,443       531,691
Aspen Technology, Inc.*                                   10,900         79,134                                10,900        79,134
Callidus Software, Inc.*                                   3,600         18,720                                 3,600        18,720
Concur Technologies, Inc.*                                 8,000         85,600                                 8,000        85,600
Corillian Corp.                                                                     53,156       267,906       53,156       267,906
FileNet Corp.*                                                                      17,226       543,825       17,226       543,825
Kronos, Inc.*                                              3,400        140,080                                 3,400       140,080
Micromuse, Inc.*                                          16,700        111,723                                16,700       111,723
MicroStrategy, Inc, Class A *                              1,900         81,130                                 1,900        81,130
Moldflow Corp.*                                           17,100        186,732                                17,100       186,732
RSA Security, Inc.*                                        9,200        188,324                                 9,200       188,324
Sonic Solutions *                                          6,500        138,125                                 6,500       138,125
Transaction Systems Architects, Inc., Class A *                                     18,489       398,068       18,489       398,068
Witness Systems, Inc.                                                               42,432       515,549       42,432       515,549
                                                                   ------------             ------------               ------------
                                                                      1,518,068                2,527,900                  4,045,968
                                                                   ------------             ------------               ------------

MATERIALS 3.2%
Chemicals 1.0%
FMC Corp.*                                                                          12,085       520,984       12,085       520,984
Headwaters, Inc.*                                          5,300        137,429                                 5,300       137,429
MacDermid, Inc.                                                                      6,706       226,998        6,706       226,998
                                                                   ------------             ------------               ------------
                                                                        137,429                  747,982                    885,411
                                                                   ------------             ------------               ------------

Construction Materials 0.3%
Florida Rock Industries, Inc.                                                        7,171       302,401        7,171       302,401
                                                                                            ------------               ------------

Metals & Mining 1.9%
Century Aluminum Co.*                                                               26,378       653,911       26,378       653,911
Commercial Metals Co.                                                                9,143       296,690        9,143       296,690
Ryerson Tull, Inc.                                                                  44,235       702,452       44,235       702,452
                                                                                            ------------               ------------
                                                                                               1,653,053                  1,653,053
                                                                                            ------------               ------------

                                                             Growth Fund            Special Equity Fund       Growth Fund ProForma
------------------------------------------------------------------------------------------------------------------------------------
                                                        Shares         Value       Shares      Value         Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunications Services 0.4%
Alamosa Holdings, Inc.*                                   10,000   $     73,500                                10,000  $     73,500
Western Wireless Corp., Class A *                                                    9,314  $    269,268        9,314       269,268
                                                                   ------------             ------------               ------------
                                                                         73,500                  269,268                    342,768
                                                                   ------------             ------------               ------------

Total Common Stocks (cost $18,957,877, $58,184,699                 ------------             ------------               ------------
   and $77,142,576, respectively)                                    23,908,917               63,890,100                 87,799,017
                                                                   ------------             ------------               ------------

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES
Evergreen Institutional Money Market Fund              1,107,714      1,107,714    919,909       919,909    2,027,623     2,027,623
                                                                   ------------             ------------               ------------

Total Investments ( cost $20,065,591, $59,104,608
   and $79,170,199, respectively) 100.4%                             25,016,631               64,810,009                 89,826,640
Other Assets and Liabilities (0.4%)                                    (486,210)                 137,677                   (348,533)
                                                                   ------------             ------------               ------------
Net Assets 100.0%                                                  $ 24,530,421             $ 64,947,686               $ 89,478,107
                                                                   ============             ============               ============

*     Non-income producing security
o Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

REIT  Real Estate Investment Trust

             See Notes to Pro Forma Combining Financial Statements.

Evergreen VA Growth Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Assets and Liabilities
June 30, 2004

                                                                                Special Equity                    Growth Fund
                                                                 Growth Fund         Fund         Adjustments      Pro Forma
------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
  (cost $20,065,591, $59,104,608 and $79,170,199, respectively)  $ 25,016,631   $ 64,810,009                     $ 89,826,640
Receivables for securities sold                                        50,993        839,859                          890,852
Dividends receivable                                                    2,070          9,730                           11,800
Prepaid expenses and other assets                                         733              0                              733
------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                  25,070,427     65,659,598                       90,730,025
------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      528,787        692,316                        1,221,103
Advisory fee payable                                                      696          1,424                            2,120
Distribution Plan expenses payable                                         29             16                               45
Due to other related parties                                              280            176                              456
Accrued expenses and other liabilities                                 10,214         17,980                           28,194
------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                540,006        711,912                        1,251,918
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $ 24,530,421   $ 64,947,686                     $ 89,478,107
==============================================================================================================================

Net assets represented by
Paid-in capital                                                  $ 21,522,219   $ 63,566,252                     $ 85,088,471
Undistributed net investment loss                                     (93,566)      (245,029)                        (338,595)
Accumulated net realized losses on securities                      (1,849,272)    (4,078,938)                      (5,928,210)
Net unrealized gains on securities                                  4,951,040      5,705,401                       10,656,441
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $ 24,530,421   $ 64,947,686                     $ 89,478,107
==============================================================================================================================

Class 1
Net assets                                                       $ 20,227,813   $ 62,606,431                     $ 82,834,244
Shares of beneficial interest outstanding                           1,605,020      5,674,924       (707,271) a      6,572,673
Net asset value                                                  $      12.60   $      11.03                     $      12.60

Class 2
Net assets                                                       $  4,302,608   $  2,341,255                     $  6,643,863
Shares of beneficial interest outstanding                             343,079        213,293        (26,608) a        529,764
Net asset value                                                  $      12.54   $      10.98                     $      12.54

a Reflects the impact of converting shares of the target fund into shares of the surviving fund.

             See Notes to Pro Forma Combining Financial Statements.

Evergreen VA Growth Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Operations
Twelve Months Ended June 30, 2004

                                                                             Special                        Growth Fund
                                                            Growth Fund    Equity Fund      Adjustments      Pro Forma
------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends (net of foreign witholding taxes of $272, $327
  and $599, respectively)                                  $     37,055   $    164,729              0      $    201,784
Income from affiliate                                             8,790          9,342              0            18,132
------------------------------------------------------------------------------------------------------------------------
Total investment income                                          45,845        174,071              0           219,916
------------------------------------------------------------------------------------------------------------------------

Expenses
Advisory fee                                                    151,883        581,156       (139,557) a        593,482
Distribution Plan expenses                                        6,554          2,931                            9,485
Administrative services fee                                      21,682         63,122                           84,804
Transfer agent fees                                               1,016            381                            1,397
Trustees' fees and expenses                                         530            909                            1,439
Printing and postage expenses                                    14,818         26,772        (10,390) b         31,200
Custodian and accounting fees                                     5,678         24,818                           30,496
Professional fees                                                14,197         14,964        (13,000) b         16,161
Other                                                             6,478          8,641                           15,119
------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  222,836        723,694       (162,947)          783,583
Less: Expense reductions                                            (69)       (15,048)                         (15,117)
        Fee waivers                                              (3,989)       (74,022)        78,011 c               0
------------------------------------------------------------------------------------------------------------------------
Net expenses                                                    218,778        634,624        (84,936)          768,466
------------------------------------------------------------------------------------------------------------------------
Net loss                                                       (172,933)      (460,553)        84,936          (548,550)

Net realized and unrealized gains or losses on securities
Net realized gains on securities                              2,444,559     12,135,185                       14,579,744
Net change in unrealized gains or losses on securities        1,859,230      9,721,741                       11,580,971
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities     4,303,789     21,856,926                       26,160,715
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       $  4,130,856   $ 21,396,373         84,936      $ 25,612,165
========================================================================================================================

a Reflects a decrease based on the combined asset level of the surviving fund and the impact of the Board approved advisory fee reductions for the full twelve month period.
b Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
c Reflects an adjustment to eliminate fee waivers which are not necessary for the combined surviving fund.

             See Notes to Pro Forma Combining Financial Statements.

Evergreen VA Growth Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)

      1.    Basis of Combination

            The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen VA Growth Fund ("Growth Fund") and Evergreen VA Special Equity Fund ("Special Equity Fund") at June 30, 2004 and for the period then ended.

            The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Special Equity Fund. The Reorganization provides for the acquisition of all the assets and the identified liabilities of Special Equity Fund by Growth Fund, in exchange for Class 1 and Class 2 shares of Growth Fund. Thereafter, there will be a distribution of Class 1 and Class 2 shares of Growth Fund to the Class 1 and Class 2 shareholders of Special Equity Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Special Equity Fund will become the owners of that number of full and fractional Class 1 and Class 2 shares of Growth Fund having an aggregate net asset value equal to the aggregate net asset value of their respective shares in their Fund as of the close of business immediately prior to the date that Special Equity Fund Class 1 and Class 2 shares are exchanged for Class 1 and Class 2 shares of Growth Fund.

            The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented.

            The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Special Equity Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Evergreen Investment Management Company, LLC. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Growth Fund. As of June 30, 2004, securities held by Special Equity Fund would comply with the compliance guidelines and investment restriction of Growth Fund.

            The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

      2.    Significant Accounting Policies

            The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that effect amounts reported herein. Actual results could differ from their estimates.

            a.    Valuation of investments

                  Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

                  Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

            b.    Federal taxes

                  The Funds qualified as regulated investment companies and distribute all of their taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

                  Growth Fund, after giving effect to the Reorganization, intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

      3.    Shares of Beneficial Interest

            The Pro Forma net asset values per share assume the issuance of Class 1 and Class 2 shares of Growth Fund, which would have been issued at June 30, 2004 in connection with the proposed Reorganization. Class 1 and Class 2 shareholders of Special Equity Fund would have received Class 1 and Class 2 shares, respectively, of Growth Fund based on conversion ratios determined on June 30, 2004. The conversion ratios are calculated by dividing the net asset value per share of Class 1 and Class 2 of Special Equity Fund by the net asset value per share of Class 1 and Class 2, respectively, of Growth Fund.

      4.    Pro Forma Operations

            The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds, adjusted to reflect the expected expenses of the combined entity. The combined Pro Forma expenses were calculated by determining the expense rates based on the combined average net assets of the two funds and applying those rates to the average net assets of Growth Fund for the twelve months ended June 30, 2004 and to the average net assets of Special Equity Fund for the twelve months ended June 30, 2004. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. As a result of Board approved changes, effective December 13, 2004, Growth Fund pays the investment advisor a reduced rate for its investment advisory services. The Pro Forma combined advisory fees have been adjusted to reflect the reduced advisory fee rates for the twelve months ended June 30, 2004.

                       SUPPLEMENT TO THE PROSPECTUSES AND
                       STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                        EVERGREEN VARIABLE ANNUITY FUNDS


I.       Evergreen VA Strategic Income Fund

         The section of the prospectuses entitled "FUND FACTS" for Evergreen VA Strategic Income Fund (the "Fund") is revised as follows:

         Sub-Advisor:

o        Evergreen International Advisors

         Portfolio Managers

o        By Teams

         The section of the prospectus entitled "THE FUNDS' SUB-ADVISOR" is revised to reflect the following addition:


         Evergreen International Advisors (Evergreen International) is the sub-advisor to the Fund and is responsible for the international bond portion of the Fund. Evergreen International managed approximately $217 million in assets for the Evergreen funds as of 12/31/2003. Evergreen International is located at Centurion House, 24 Monument Street, London EC3R 8AQ.


         EIMC pays a portion of its advisory fee to Evergreen International for its services.

         The section of the prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised to reflect that the Fund is now managed by two of EIMC's teams of portfolio management professionals. The portfolio management description for the Fund in the Fund's prospectus is revised to include the following:

         The Fund's high yield bond and emerging market debt portions are managed by a team of portfolio management professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

         The Fund's U.S. government securities and international bond portions are managed by a team of EIMC's Customized Fixed Income team, with team members responsible for various sectors.


May 11, 2004

II.      Evergreen VA Strategic Income Fund

         Effective August 1, 2004, the section of the Fund's prospectus entitled "INVESTMENT STRATEGY" will be amended to permit the following:

o As part of its investment strategy, the portion of the Fund invested in U.S. government securities may engage in transactions that create leverage, including certain types of mortgage dollar rolls and TBA mortgage securities, with up to 30% of that portion of the Fund's assets. A mortgage dollar roll transaction allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

o As part of its investment strategy, the portion of the Fund invested in developed market international bonds may also enter into foreign currency exchange contracts, including those entered into for the purposes of cross hedging, proxy hedging and creating a net long position versus a foreign currency. These transactions are designed to maximize risk-adjusted performance or to control risk.

         The section of the Fund's prospectus entitled "OVERVIEW OF FUND RISKS" will be amended to include the following:

Leverage Risk

A Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. A Fund may also enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Foreign Currency Transactions Risk

A Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of a Fund's shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into currency futures contracts and forward currency exchange contracts. Although a Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, a Fund could lose money if it fails to predict accurately the future exchange rates. A Fund may engage in hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of a Fund's investments are denominated. Use of this hedging technique cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. A Fund may purchase a foreign currency on a spot or a forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. A Fund may also engage in a type of foreign currency forward transaction called "proxy hedging" or "synthetic currency hedging". In these types of transactions, the currency which is sold on a forward basis against another acts as a "proxy" for a different underlying currency which is less liquid but typically moves in concert with the proxy currency. For example, several Asian currencies typically trade similarly to the U.S. dollar. If the investment view is that the U.S. dollar will decline versus the Euro, a Fund may sell forward U.S. dollar currency contracts against the Euro as a way of protecting the currency value of its Asian equities. Thus the U.S. dollar has been sold forward as a proxy for Asian currencies. The success of this technique is dependent on the investment advisor's ability to accurately predict the movement of the exchange rates. "Proxy hedging" is subject to the risk that the underlying currency ceases to correlate with its proxy currency.

         Effective August 1, 2004, Part 2 of the Fund's Statement of Additional Information entitled "ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES" will be amended to include the following:

Currency Cross-hedge

A currency cross-hedge enables the advisor to reduce exposure in one foreign currency relative to exposure in a second foreign currency. This strategy would make sense when the fund wants to maintain its overall foreign currency exposure, but feels that some of the currencies are relatively more attractive. An example would be where the manager feels that the British Pound is more attractive than the Euro, and cross-hedges some Euro-denominated bonds back to the Pound Sterling. The overall foreign currency exposure stays constant, but the relative weighting of the Pound versus the Euro increases.

Currency Proxy-hedge

A currency proxy-hedge enables the advisor to hedge a foreign currency exposure back to the USD by using a second currency that has a high correlation to the actual long position, but where the second currency hedge would be either more liquid or less costly. An example might be where the manager owns a position denominated in Indonesian Rupiah, but where the Yen has higher liquidity and is deemed a more cost effective hedge.

Creating a Net Long Position Versus a Foreign Currency

Creating a net long position would be a situation where the manager of the Fund wishes to create exposure to a currency that exceeds the value of securities denominated in that currency that are held by the Fund. An example might be where the manager has reduced his weighting in Japanese bonds to 10% below the benchmark due to concerns with the bonds, but want to maintain a market weighting in the Yen. Creating a long position in the Yen would accomplish this result.

TBA Mortgage Securities

TBA refers to "To Be Announced." These types of securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.



July 1, 2004                                                    570341 (7/04)

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                        EVERGREEN VARIABLE ANNUITY FUNDS
                           (collectively, the "Funds")


         Effective October 1, 2004, the following sections of the Funds' Statement of Additional Information ("SAI") have been revised as follows.

BROKERAGE

         This section is revised to state that when selecting a broker for portfolio trades, the investment advisor may not consider the amount of Fund shares a broker has sold.


MANAGEMENT OF THE TRUST

         The sub-section entitled "Trustee Ownership of Fund Shares" within this section is replaced in its entirety with the following:

        Trustee Ownership of Evergreen Funds Shares

                  Set forth in the table below are the names of the Evergreen funds in which the Trustees are invested through direct ownership of fund shares. The table shows the dollar range of each Trustee's investment in each Fund and the aggregate dollar range of his or her investment in the Evergreen fund complex, as of December 31, 2003. As noted in the footnotes to the table, certain Trustees also invest in the Evergreen funds indirectly through the Trustees' Deferred Compensation Plan. The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account. The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee. As of June 30, 2004, each of the Trustees, including Ms. Fulton who joined the Board in April 2004, held shares directly in one or more Evergreen funds, and/or invested indirectly in Evergreen funds through the Trustees' Deferred Compensation Plan.

------------------------------- -------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
                                                                               Dollar Range of         Range of
           Trustee                                 Fund                      Investment in Fund     Investments in
                                                                              as of 12/31/2003      Evergreen Funds
                                                                                                        Complex
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
Charles A. Austin III*          Evergreen Health Care Fund                   $10,001-$50,000      Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Money Market Fund                  $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Technology Fund                    $1-$10,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
Shirley L. Fulton**             N/A
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
K. Dun Gifford                  Evergreen Growth and Income Fund             $10,001-$50,000      $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Health Care Fund                   $10,001-$50,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
Dr. Leroy Keith, Jr.            Evergreen Limited Duration Fund              $1-$10,000           $1-$10,000
=============================== ============================================ ==================== ====================
------------------------------- -------------------------------------------- -------------------- --------------------

Gerald M. McDonnell*            Evergreen Emerging Markets Growth Fund       $1-$10,000           $10,001-$50,000
------------------------------- -------------------------------------------- -------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Equity Income Fund                 $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Growth and Income Fund             $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Health Care Fund                   $1-$10,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Technology Fund                    $1-$10,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
William Walt Pettit*            Evergreen Aggressive Growth Fund             $1-$10,000           $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Emerging Markets Growth Fund       $1-$10,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Global Leaders Fund                $1-$10,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Growth and Income Fund             $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Money Market Fund                  $1-$10,000
------------------------------- ============================================ ==================== --------------------
=============================== ============================================ ==================== ====================
David M. Richardson             Evergreen Equity Index Fund                  $10,001-$50,000      $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $10,001-$50,000
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
Dr. Russell A. Salton, III***   See below
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
Michael S. Scofield*            Evergreen Aggressive Growth Fund             $10,001-$50,000      Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Balanced Fund                      $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Core Bond Fund                     $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Equity Income Fund                 $1-$10,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Equity Index Fund                  $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Short Intermediate Bond Fund       $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Treasury Money Market Fund         Over $100,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
                                Evergreen Connecticut Municipal Bond Fund    $50,001-$100,000
Richard J. Shima*                                                                                 Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Income Advantage Fund              $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen International Equity Fund          $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Managed Income Fund                $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Tax Strategic Foundation Fund      $50,001-$100,000
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
Richard K. Wagoner              Evergreen Emerging Growth Fund               $50,001-$100,000     Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Equity Income Fund                 Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Money Market Fund                  $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Municipal Money Market Fund        $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Special Values Fund                Over $100,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================

* In addition to the amounts shown in the table, Messrs. Austin, McDonnell, Pettit and Scofield each have over $100,000, and Mr. Shima has over $50,000, invested indirectly in certain of the Evergreen funds through the Trustees' Deferred Compensation Plan.
** Ms. Fulton was elected to the Board of Trustees in April 2004 and therefore did not have any holdings in the Evergreen funds as of December 31, 2003. As of June 30, 2004, Ms. Fulton had $10,001 - $50,000 invested indirectly in certain of the Evergreen funds through the Trustees' Deferred Compensation Plan.
*** Dr. Salton does not own any shares of the Evergreen funds directly; however, he has over $100,000 invested indirectly in certain Evergreen funds through the Trustees' Deferred Compensation Plan.




October 1, 2004                                                  571399 (10/04)

                        EVERGREEN VARIABLE ANNUITY FUNDS
                         SUPPLEMENT TO THE PROSPECTUSES
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                DATED MAY 1, 2004

I.       Evergreen VA Special Equity Fund and Evergreen VA Fund

         The Boards of Trustees of the Evergreen VA Special Equity Fund and Evergreen VA Fund (the "Target Funds"), at a meeting held on December 8 and 9, 2004, approved a proposal to reorganize each of the Target Funds into the Surviving Fund listed next to it in the table below. If the shareholders of the Target Fund approve the proposal, all of the assets of the Target Fund will be transferred to its corresponding Surviving Fund and shareholders of the Target Fund will receive shares of the corresponding Surviving Fund in exchange for their shares. Shareholders of record of the Target Funds as of January 14, 2005, are scheduled to vote on the proposal at a special meeting of shareholders to be held on April 1, 2005. If approved, the reorganizations are proposed to take place on or about April 15, 2005. Shareholders of each Target Fund will be mailed information detailing the proposal on or about February 18, 2005.

-------- -------------------------------------------------- ------------------------------------------------
#        Target Fund                                        Surviving Fund
-------- -------------------------------------------------- ------------------------------------------------
-------- -------------------------------------------------- ------------------------------------------------
1.       Evergreen VA Special Equity Fund                   Evergreen VA Growth Fund
-------- -------------------------------------------------- ------------------------------------------------
-------- -------------------------------------------------- ------------------------------------------------
2.       Evergreen VA Fund                                  Evergreen VA Growth and Income Fund(1)
-------- -------------------------------------------------- ------------------------------------------------

(1) On or about April 18, 2005, Evergreen VA Growth and Income Fund will change its name to Evergreen VA Fundamental Large Cap Fund. In conjunction with the above, the section of the Fund's prospectus entitled "INVESTMENT GOAL" will be revised in its entirety to read as follows: The Fund seeks capital growth with the potential for current income.

II. Evergreen VA Core Bond Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA Growth and Income Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund and Evergreen VA Strategic Income Fund (the "Funds")

         Effective December 13, 2004, the section of the prospectuses entitled "Expenses" for Evergreen VA Foundation Fund(*), Evergreen VA Growth and Income Fund(**), Evergreen VA High Income Fund, Evergreen VA Special Values Fund and Evergreen VA Strategic Income Fund are revised to reflect lower management fee structures for these Funds as reflected in the revised Annual Fund Operating Expense tables and Examples of Fund Expenses below. Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended December 31, 2003. Although the Board of Trustees also approved lower management fee schedules for Evergreen VA Growth Fund and Evergreen VA Omega Fund, due to current asset levels in these two Funds, their annual operating expenses have not changed. The Board of Trustees has not changed the management fee schedules for Evergreen VA Core Bond Fund and Evergreen VA International Equity Fund.

Evergreen VA Foundation Fund*

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                             Class 1          Class 2
Management Fees                               0.41%            0.41%
12b-1 Fees                                    0.00%            0.25%
Other Expenses                                0.18%            0.18%
Total Fund Operating Expenses                 0.59%            0.84%
(1)  These fees have been restated to reflect current fees.

Example of Fund Expenses

After:                                       Class 1          Class 2
1 year                                         $60              $86
3 years                                       $189             $268
5 years                                       $329             $466
10 years                                      $738            $1,037

Evergreen VA Growth and Income Fund**

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                             Class 1          Class 2
Management Fees                               0.70%            0.70%
12b-1 Fees                                    0.00%            0.25%
Other Expenses                                0.24%            0.24%
Total Fund Operating Expenses                 0.94%            1.19%
(1)  These fees have been restated to reflect current fees.

Example of Fund Expenses

After:                                       Class 1          Class 2
1 year                                         $96             $121
3 years                                       $300             $378
5 years                                       $520             $654
10 years                                     $1,155           $1,443

Evergreen VA High Income Fund

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                             Class 1          Class 2
Management Fees                               0.50%            0.50%
12b-1 Fees                                    0.00%            0.25%
Other Expenses                                0.28%            0.28%
Total Fund Operating Expenses                 0.78%            1.03%
(1)  These fees have been restated to reflect current fees.

Example of Fund Expenses

After:                                       Class 1          Class 2
1 year                                         $80             $105
3 years                                       $249             $328
5 years                                       $433             $569
10 years                                      $966            $1,259

Evergreen VA Special Values Fund

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                            Class 1          Class 2
  Management Fees                            0.80%            0.80%
  12b-1 Fees                                 0.00%            0.25%
  Other Expenses                             0.27%            0.27%
  Total Fund Operating Expenses2             1.07%            1.32%

(1)  These fees have been restated to reflect current fees.
(2) The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.00% for Class 1 and 1.25% for Class 2.

Example of Fund Expenses

  After:                                    Class 1          Class 2
  1 year                                     $109             $134
  3 years                                    $340             $418
  5 years                                    $590             $723
  10 years                                  $1,306           $1,590

Evergreen VA Strategic Income Fund

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                            Class 1          Class 2
Management Fees                              0.44%            0.44%
12b-1 Fees                                   0.00%            0.25%
Other Expenses                               0.29%            0.29%
Total Fund Operating Expenses                0.73%            0.98%
(1)  These fees have been restated to reflect current fees.

   Example of Fund Expenses

After:                                      Class 1          Class 2
1 year                                        $75             $100
3 years                                      $233             $312
5 years                                      $406             $542
10 years                                     $906            $1,201

         Effective December 13, 2004, the sub-section in part one of the Funds' SAI entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from VA Foundation Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.41%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.26%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.21%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Growth Fund an annual fee based on each Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.70%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.65%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Growth and Income Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $250 million                 0.700%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $250 million                 0.650%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.550%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.500%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA High Income Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.50%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.45%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Omega Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.52%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.41%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Special Values Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $1.5 billion                 0.80%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.75%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Strategic Income Fund an annual fee of 2.0% of gross dividend income and interest income plus the following based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $300 million                 0.31%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $200 million                 0.16%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $500 million                 0.11%
              -------------------------------------- -----------------

* Effective on or about April 18, 2005, Evergreen VA Foundation will change its name to Evergreen VA Balanced Fund.
** Effective on or about April 18, 2005, Evergreen VA Growth and Income Fund will change its name to Evergreen VA Fundamental Large Cap Fund.


III.     Evergreen VA Foundation Fund

         Effective on or about April 18, 2005, Evergreen VA Foundation Fund (the "Fund") will change its name to Evergreen VA Balanced Fund.

IV.      Evergreen VA Growth and Income Fund

         Effective on or about April 18, 2005, Evergreen VA Growth and Income Fund (the "Fund") will change its name to Evergreen VA Fundamental Large Cap Fund.

         In conjunction with the above, the section of the Fund's prospectus entitled "INVESTMENT GOAL" will be revised in its entirety to read as follows:

         The Fund seeks capital growth with the potential for current income.

V.       Evergreen VA Strategic Income Fund

         The section of the prospectuses entitled "FUND FACTS" for Evergreen VA Strategic Income Fund (the "Fund") is revised as follows:

         Portfolio Managers

o        By Teams

         The section of the prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised to reflect that the Fund is now managed by two of EIMC's teams of portfolio management professionals. The portfolio management description for the Fund in the Fund's prospectus is supplemented to include the following:

         In addition, Evergreen VA Strategic Income Fund is also managed by EIMC's Customized Fixed Income Team, with team members responsible for various sectors.

VI.      Evergreen VA Strategic Income Fund

         The section of the prospectuses entitled "FUND FACTS" for Evergreen VA Strategic Income Fund (the "Fund") is revised as follows:

         Sub-Advisor:

o        Evergreen International Advisors

         Portfolio Managers

o        By Teams

         The section of the prospectus entitled "THE FUNDS' SUB-ADVISOR" is revised to reflect the following addition:

         Evergreen International Advisors (Evergreen International) is the sub-advisor to the Fund and is responsible for the international bond portion of the Fund. Evergreen International managed approximately $217 million in assets for the Evergreen funds as of 12/31/2003. Evergreen International is located at Centurion House, 24 Monument Street, London EC3R 8AQ.

         EIMC pays a portion of its advisory fee to Evergreen International for its services.

         The section of the prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised to reflect that the Fund is now managed by two of EIMC's teams of portfolio management professionals. The portfolio management description for the Fund in the Fund's prospectus is revised to include the following:

         The Fund's high yield bond and emerging market debt portions are managed by a team of portfolio management professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

         The Fund's U.S. government securities and international bond portions are managed by a team of EIMC's Customized Fixed Income team, with team members responsible for various sectors.

VII.     Evergreen VA Strategic Income Fund

         Effective August 1, 2004, the section of the Fund's prospectus entitled "INVESTMENT STRATEGY" will be amended to permit the following:

o As part of its investment strategy, the portion of the Fund invested in U.S. government securities may engage in transactions that create leverage, including certain types of mortgage dollar rolls and TBA mortgage securities, with up to 30% of that portion of the Fund's assets. A mortgage dollar roll transaction allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

o As part of its investment strategy, the portion of the Fund invested in developed market international bonds may also enter into foreign currency exchange contracts, including those entered into for the purposes of cross hedging, proxy hedging and creating a net long position versus a foreign currency. These transactions are designed to maximize risk-adjusted performance or to control risk.

         The section of the Fund's prospectus entitled "OVERVIEW OF FUND RISKS" will be amended to include the following:

Leverage Risk

A Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. A Fund may also enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Foreign Currency Transactions Risk

A Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of a Fund's shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into currency futures contracts and forward currency exchange contracts. Although a Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, a Fund could lose money if it fails to predict accurately the future exchange rates. A Fund may engage in hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of a Fund's investments are denominated. Use of this hedging technique cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. A Fund may purchase a foreign currency on a spot or a forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. A Fund may also engage in a type of foreign currency forward transaction called "proxy hedging" or "synthetic currency hedging". In these types of transactions, the currency which is sold on a forward basis against another acts as a "proxy" for a different underlying currency which is less liquid but typically moves in concert with the proxy currency. For example, several Asian currencies typically trade similarly to the U.S. dollar. If the investment view is that the U.S. dollar will decline versus the Euro, a Fund may sell forward U.S. dollar currency contracts against the Euro as a way of protecting the currency value of its Asian equities. Thus the U.S. dollar has been sold forward as a proxy for Asian currencies. The success of this technique is dependent on the investment advisor's ability to accurately predict the movement of the exchange rates. "Proxy hedging" is subject to the risk that the underlying currency ceases to correlate with its proxy currency.

         Effective August 1, 2004, Part 2 of the Fund's SAI entitled "ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES" will be amended to include the following:

Currency Cross-hedge

A currency cross-hedge enables the advisor to reduce exposure in one foreign currency relative to exposure in a second foreign currency. This strategy would make sense when the fund wants to maintain its overall foreign currency exposure, but feels that some of the currencies are relatively more attractive. An example would be where the manager feels that the British Pound is more attractive than the Euro, and cross-hedges some Euro-denominated bonds back to the Pound Sterling. The overall foreign currency exposure stays constant, but the relative weighting of the Pound versus the Euro increases.

Currency Proxy-hedge

A currency proxy-hedge enables the advisor to hedge a foreign currency exposure back to the USD by using a second currency that has a high correlation to the actual long position, but where the second currency hedge would be either more liquid or less costly. An example might be where the manager owns a position denominated in Indonesian Rupiah, but where the Yen has higher liquidity and is deemed a more cost effective hedge.

Creating a Net Long Position Versus a Foreign Currency

Creating a net long position would be a situation where the manager of the Fund wishes to create exposure to a currency that exceeds the value of securities denominated in that currency that are held by the Fund. An example might be where the manager has reduced his weighting in Japanese bonds to 10% below the benchmark due to concerns with the bonds, but want to maintain a market weighting in the Yen. Creating a long position in the Yen would accomplish this result.

TBA Mortgage Securities

TBA refers to "To Be Announced." These types of securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.


December 9, 2004                                                  572171 (12/04)

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 1.800.343.2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2004

                 Evergreen VA Core Bond Fund ("Core Bond Fund")
                Evergreen VA Foundation Fund ("Foundation Fund")
                      Evergreen VA Fund ("Evergreen Fund")
                    Evergreen VA Growth Fund ("Growth Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
               Evergreen VA High Income Fund ("High Income Fund")
      Evergreen VA International Equity Fund ("International Equity Fund")
                (formerly Evergreen VA International Growth Fund)
                     Evergreen VA Omega Fund ("Omega Fund")
            Evergreen VA Special Equity Fund ("Special Equity Fund")
            Evergreen VA Special Values Fund ("Special Values Fund")
                  (formerly Evergreen VA Small Cap Value Fund)
          Evergreen VA Strategic Income Fund ("Strategic Income Fund")
                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").

          This Statement of Additional Information (SAI) pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated May 1, 2004, as supplemented from time to time, for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class 1 shares of each Fund and one offering Class 2 shares of each Fund. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectuses may be obtained without charge by calling 1.800.343.2898. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are making or contemplating an investment.

         Certain information is incorporated by reference to each Fund's Annual Report each dated December 31, 2003. You may obtain copies of the Annual Reports without charge by calling 1.800. 343.2898.

                                TABLE OF CONTENTS


PART 1


TRUST HISTORY............................................................1-1
INVESTMENT POLICIES......................................................1-1
OTHER SECURITIES AND PRACTICES...........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.........................................1-3
EXPENSES.................................................................1-7
PERFORMANCE.............................................................1-12
SERVICE PROVIDERS.......................................................1-13
FINANCIAL STATEMENTS....................................................1-15


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............2-1
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................2-17
PERFORMANCE CALCULATIONS................................................2-18
DISTRIBUTION EXPENSES UNDER RULE 12B-1..................................2-21
TAX INFORMATION.........................................................2-23
BROKERAGE...............................................................2-25
ORGANIZATION............................................................2-27
INVESTMENT ADVISORY AGREEMENT...........................................2-27
MANAGEMENT OF THE TRUST.................................................2-29
CORPORATE BOND RATINGS..................................................2-33
ADDITIONAL INFORMATION..................................................2-38
PROXY VOTING POLICY AND PROCEDURES.......................................A-1

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on December 23, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) a Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and
(3) shares of other investment companies.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 23, 2002.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of March 31, 2004, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of March 31, 2004.


                ----------------------------------------------------------------
                Core Bond Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Evergreen Funding Company LLC                        100.00%
                401 S. Tryon Street, Suite 500
                Charlotte, NC  28288-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Core Bond Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Core Bond Fund Class 2                        78.60%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Evergreen Funding Company LLC                        21.40%
                401 S. Tryon Street, Suite 500
                Charlotte, NC  28288-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    68.42%
                Variable Account #6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  13.82%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     6.88%
                Variable Account SAB
                Attn: Investment Accounting
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Foundation Fund Class 2                       91.22%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  8.78%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Evergreen Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    81.21%
                Variable Account #6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               5.22%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Evergreen Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Blue Chip Fund Class 2                        43.40%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Fund Class 2                                  28.84%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Masters Fund Class 2                          22.23%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  5.54%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      54.45%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  25.35%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Kemper Investors Life Insurance Company              7.09%
                Long Grove, IL  60049-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life & Annuity Insurance Company            6.59%
                Separate Account One
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Weatogue, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Pruco Life Insurance Company of Arizona (PLAZ)       6.51%
                Attn: Valerie Simpson
                213 Washington Street, 7th Floor
                Newark, NJ  07102-2917
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Growth Fund Class 2                           96.08%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth and Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    58.34%
                Variable Account #6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      17.63%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  12.00%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     6.46%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth and Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                IDSL VA Capital Growth Fund Class 2                  63.74%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Capital Growth Fund Class 2                   15.33%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Growth & Income Fund Class 2                  13.11%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                IDSL-NY VA Capital Growth Fund Class 2               6.19%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                High Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  50.99%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Select Reserve Variable Annuities                    46.74%
                C/o American General Life Insurance Company
                PO Box 1591
                Houston, TX  77251-1591
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                High Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA High Income Fund Class 2                      92.10%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  7.90%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                International Equity Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            33.38%
                NWVA6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               27.02%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      22.42%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  9.63%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                International Equity Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA International Growth Fund Class 2             63.46%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Global Leaders Fund Class 2                   27.93%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                IDSL VA International Equity Fund Class 2            5.58%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Omega Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            45.24%
                NWVA6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               31.06%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      8.99%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Omega Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Omega Fund Class 2                            93.91%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  6.09%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Equity Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               82.35%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company NWVA-6             7.10%
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Equity Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Special Equity Fund Class 2                   99.92%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Values Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            41.62%
                NWVA6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Small Cap Value Fund Class 1                  17.98%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               10.21%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      7.00%
                Separate Account 2
                Attn: David Ten Broeck
                Wing A3E
                PO Box 2999
                Hartford, CT  06104-2999
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      5.04%
                Separate Account 2
                Attn: David Ten Lewis
                200 Hopemeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Pruco Life Insurance Company of Arizona (PLAZ)       5.04%
                Attn: Valerie Simpson
                213 Washington Street, 7th Floor
                Newark, NJ  07102-2917
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Values Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Small Cap Value Fund Class 2                  100.00%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Strategic Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance NWVA6                      64.20%
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               13.65%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Strategic Income Fund Class 1                 11.05%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Kemper Investors Life Insurance Company              9.52%
                Long Grove, IL  60049-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Strategic Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Strategic Income Fund Class 2                 100.00%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------

                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Core Bond Fund, Foundation Fund, Growth Fund, High Income Fund, Omega Fund, Special Values Fund and Special Equity Fund, an annual fee based on a percentage of each Fund's average net assets, as follows:

                  ================================== =================
                  Core Bond Fund                          0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Foundation Fund                         0.745%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Growth Fund                             0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  High Income Fund                        0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Omega Fund                              0.52%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Special Values Fund                     0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Special Equity Fund                     0.92%
                  ================================== =================

         EIMC is entitled to receive from Evergreen Fund and Growth and Income Fund an annual fee based on each Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $500 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.725%
                  ---------------------------------- -----------------
                           Over $1 billion                0.70%
                  ================================== =================

         EIMC is entitled to receive from International Equity Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $200 million               0.66%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $200 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $200 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $600 million               0.36%
                  ================================== =================

         EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income plus the following fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $100 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.26%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.21%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.16%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $500 million               0.11%
                  ================================== =================

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

=================================================================================================================
Fund/Fiscal Year or Period                                    Advisory Fees Paid        Advisory Fees Waived
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year Ended December 31, 2003
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Core Bond Fund                                                         $69,182                  $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                        $852,638                 $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                         $198,109                 $6,679
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                            $106,138                 $13,492
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                                 $371,215                 $0
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                       $186,690                 $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                                              $175,291                 $12,987
=================================================================================================================
Omega Fund                                                             $453,221                 $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Values Fund                                                    $279,744                 $55,231
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                                    $325,049                 $65,347
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                                  $238,579                 $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Core Bond Fund (a)                                                 $28,435                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $1,114,035                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                     $292,860                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                        $76,168                     $27,058
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                             $433,676                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                   $35,822                     $27,551
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                                          $68,596                     $97,935
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                         $470,102                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Values Fund                                                $225,247                    $39,934
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                                $269,931                    $52,636
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                              $148,511                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year Ended December 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $1,305,686                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                     $398,674                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                        $124,414                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                             $547,250                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                   $25,694                     $11,120
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                                           $5,873                    $101,162
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                         $521,460                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Values Fund                                                $121,280                    $10,602
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                                $232,414                    $34,471
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                              $102,326                      $0
=================================================================================================================

(a)  For the period from July 31, 2002  (commencement of operations) to December
     31, 2002.

Sub-Advisory Fees Paid

         Tattersall Advisory Group, Inc. (TAG) acts as the sub-advisor to Core Bond Fund and to the fixed income portion of Foundation Fund. EIMC has entered into a sub-advisory agreement with TAG, a subsidiary of Wachovia Corporation. EIMC will pay TAG a fee at the annual rate of 0.37% of average daily net assets of Foundation Fund. EIMC does not pay fees for the sub-advisory services.

Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to Wachovia Securities, LLC., an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

==================================================================================================================
Fund/Fiscal Year or Period                          Total Paid to All Brokers        Total Paid to Wachovia
                                                                                         Securities, LLC
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended December 31, 2003
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                                  $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Foundation Fund                                              $215,912                        $79,570
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Evergreen Fund                                               $109,425                        $32,118
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth Fund                                                  $101,719                        $2,029
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                       $117,449                        $47,633
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Income Fund                                               $133                            $22
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
International Equity Fund                                    $165,008                         $950
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Omega Fund                                                   $484,913                       $131,235
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Special Values                                               $215,025                        $9,710
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Special Equity Fund                                          $634,620                        $47,181
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                          $115                            $19
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Core Bond Fund (a)                                              $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Foundation Fund                                              $224,554                        $89,499
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Evergreen Fund                                               $105,082                        $39,771
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth Fund                                                  $70,443                         $1,071
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                       $144,830                        $39,155
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Income Fund                                                $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
International Equity Fund                                    $97,686                         $1,524
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Omega Fund                                                   $443,816                       $118,157
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                         $146,188                        $20,345
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Special Equity Fund                                          $305,381                        $4,003
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                           $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended December 31, 2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Foundation Fund                                              $345,566                         $105
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Evergreen Fund                                               $177,261                          $55
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth Fund                                                  $18,992                           $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                       $59,638                           $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Income Fund                                                $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
International Equity Fund                                    $128,553                          $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Omega Fund                                                   $300,128                        $3,310
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                         $53,125                           $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Special Equity Fund                                          $159,386                          $23
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                           $0                             $0
==================================================================================================================

(a) For the period from July 31, 2002 (commencement of operations) to December 31, 2002.

Percentage of Brokerage Commissions


         The table below shows, for the fiscal year ended December 31, 2003, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Wachovia Securities, LLC and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Wachovia Securities, LLC. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

==============================================================================================
Fund                                            Percentage of              Percentage of
                                                Commissions to            Commissionable
                                                  Wachovia              Transactions through
                                                Securities, LLC        Wachovia Securities,
                                                                              LLC
==============================================================================================
Foundation Fund                                      36.9%                    22.4%
==============================================================================================
==============================================================================================
Evergreen Fund                                       29.4%                    19.3%
==============================================================================================
==============================================================================================
Growth Fund                                           2.0%                    1.9%
==============================================================================================
==============================================================================================
Growth and Income Fund                               40.6%                    37.2%
==============================================================================================
==============================================================================================
High Income                                          16.3%                    9.0%
==============================================================================================
==============================================================================================
International Equity Fund                             0.6%                    0.6%
==============================================================================================
==============================================================================================
Omega Fund                                           27.1%                    24.1%
==============================================================================================
==============================================================================================
Special Values Fund                                   4.5%                    3.4%
==============================================================================================
==============================================================================================
Special Equity Fund                                   7.4%                    7.3%
==============================================================================================
==============================================================================================
Strategic Income Fund                                16.3%                    0.1%
==============================================================================================

12b-1 Fees


         Below are the 12b-1 service fees paid by each Fund's Class 2 shares for the fiscal year ended December 31, 2003. Class 1 shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

===================================== ===================================
                Fund                               Class 2
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
                                                 Service Fees
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Core Bond Fund                                     $51,448
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Foundation Fund                                     $1,229
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Evergreen Fund                                       $773
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Growth Fund                                         $2,686
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Growth and Income Fund                              $4,345
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
High Income Fund                                    $9,325
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
International Equity Fund                           $5,044
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Omega Fund                                          $8,074
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Special Values Fund                                 $8,040
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Special Equity Fund                                  $919
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Strategic Income Fund                               $6,851
===================================== ===================================

Trustee Compensation


         Listed below is the Trustee compensation paid by the Funds for the fiscal year ended December 31, 2003 and by the Trust and the ten other trusts in the Evergreen Fund complex for the twelve months ended December 31, 2003. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

================================================================================================
                                            Aggregate                   Total Compensation from
                                         Compensation from              Trust and Fund Complex
                                     Funds for the fiscal year          Paid to Trustees for the
                                         ended 12/31/2003                 twelve months ended
        Trustee                                                              12/31/2003(1)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Laurence B. Ashkin(2)                          $161                         $70,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Charles A. Austin, III                         $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Arnold H. Dreyfuss(2)                          $161                         $70,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Shirley L. Fulton (3)                           $0                            $0
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
K. Dun Gifford                                 $395                        $178,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                               $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Gerald M. McDonnell                            $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Thomas L. McVerry(4)                           $94                          $22,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
William Walt Pettit                            $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
David M. Richardson                            $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Russell A. Salton, III                         $341                        $163,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michael S. Scofield                            $448                        $193,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard J. Shima                               $395                        $168,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard K. Wagoner                             $341                        $153,000
================================================================================================

(1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2003. The amounts listed below will be payable in later years to the respective Trustees:


        Austin                   $91,800
        McVerry                  $22,500
        Pettit                   $153,000
        Shima                    $58,800

(2) As of December 31, 2003, Mr. Ashkin and Mr. Dreyfuss' three-year terms as Trustee Emeriti expired. They received compensation through December 31, 2003.
(3)  Ms. Fulton became a Trustee effective April 1, 2004.
(4) On February 3, 2003, Mr. McVerry resigned. He received compensation through February 2003.

                                   PERFORMANCE
Total Return

         Below are the average annual total returns for each class of shares of the Funds as of December 31, 2003. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

====================================================================================================================
                                                                            Ten Years or Since
              Fund/Class                                    Five Years       Inception Date of   Inception Date of
                                           One Year                                Class               Class
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     3.86%               N/A                5.93%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2                                     3.61%               N/A                5.68%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Foundation Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     15.78%             0.12%               6.51%             3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 15.48%             0.05%               6.47%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     27.45%            -2.48%               5.12%             3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 27.08%            -2.56%               5.07%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     38.99%             5.41%               3.08%             3/3/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 38.69%             5.34%               3.02%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     30.14%             2.71%               8.67%             3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 29.77%             2.64%               8.63%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
High Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     18.26%              N/A                9.07%             6/30/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 18.11%              N/A                8.98%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     31.32%             4.77%               3.22%             8/17/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 31.06%             4.72%               3.17%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Omega Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     40.04%             2.79%               6.71%             3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 39.61%             2.71%               6.65%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Equity Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     51.97%              N/A                2.42%             9/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 51.84%              N/A                2.33%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Values Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     29.52%            12.58%              10.45%             5/1/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 29.20%            12.52%              10.40%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     16.75%             7.65%               7.25%             3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 16.50%             7.60%               7.21%             7/31/2002
====================================================================================================================

(a) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of 0.25% 12b-1 fee applicable for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.


                                SERVICE PROVIDERS
Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:


  ========================================== ==============================
       Average Daily Net Assets of the
               Evergreen Funds                Administrative Service Fee
                                                         Rates
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
              First $50 billion                           0.100%
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
              Next $25 billion                            0.090%
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
              Next $25 billion                            0.080%
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
               Next $25 billion                           0.075%
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
          On assets over $125 billion                     0.050%
  ========================================== ==============================


         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

================================================================================
Fund/Fiscal Year or Period                             Administrative Fees Paid
================================================================================
--------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Core Bond Fund                                                 $21,619
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foundation Fund                                                $114,448
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Evergreen Fund                                                 $27,305
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund                                                    $17,090
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth and Income Fund                                         $49,495
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High Income Fund                                               $26,670
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                                      $28,527
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Omega Fund                                                     $87,158
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Values Fund                                            $38,503
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Equity Fund                                            $42,434
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income Fund                                          $48,366
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Core Bond Fund (a)                                              $8,886
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foundation Fund                                                $149,535
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Evergreen Fund                                                 $39,048
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund                                                    $14,747
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth and Income Fund                                         $57,824
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High Income Fund                                                $9,053
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                                      $25,232
--------------------------------------------------------------------------------
Omega Fund                                                     $90,404
--------------------------------------------------------------------------------
Special Values Fund                                            $30,480
--------------------------------------------------------------------------------
Special Equity Fund                                            $35,062
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income Fund                                          $29,805
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fiscal Year Ended December 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foundation Fund                                                $175,260
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Evergreen Fund                                                 $53,156
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund                                                    $17,773
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth and Income Fund                                         $72,967
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High Income Fund                                                $5,259
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                                      $16,217
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Omega Fund                                                     $100,281
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Values Fund                                            $15,159
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Equity Fund                                            $29,009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income Fund                                          $20,052
================================================================================

(a) For the period from July 31, 2002 (commencement of operations) to December 31, 2002.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         The Funds pay ESC annual fees as follows:

 ================================ ==================== ====================
                                    Annual Fee Per       Annual Fee Per
            Fund Type                Open Account*      Closed Account**

 -------------------------------- -------------------- --------------------
 Monthly Dividend Funds                 $26.75                $9.00
 -------------------------------- -------------------- --------------------
 Quarterly Dividend Funds               $25.75                $9.00
 -------------------------------- -------------------- --------------------
 Semiannual Dividend Funds              $24.75                $9.00
 -------------------------------- -------------------- --------------------
 Annual Dividend Funds                  $24.75                $9.00
 -------------------------------- -------------------- --------------------

* For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Funds' securities and cash and performs other related duties.

Legal Counsel

     Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400.

                                 EVERGREEN FUNDS
                    Statement of Additional Information (SAI)
                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

     The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

           (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

           (ii) Farmers Home Administration;

           (iii) Federal Home Loan Banks;

           (iv) Federal Home Loan Mortgage Corporation;

           (v) Federal National Mortgage Association; and

           (vi) Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA)

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Derivatives

         The Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Swaps, Caps, Floors and Collars (High Income Fund only)

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Foreign Securities (excluding Growth Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions (excluding Growth Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions (Evergreen Fund, Growth and Income Fund, Growth Fund and Foundation Fund)

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

High Yield, High Risk Bonds (only Growth and Income Fund, High Income Fund, International Equity Fund and Strategic Income Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule
144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind  Securities (only International Equity Fund and Strategic Income
Fund)

         Payment-in-kind (PIK) securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zero coupon bonds since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only Growth and Income Fund, International Equity Fund and Strategic Income Fund)

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities (only Foundation Fund, High Income Fund and Strategic Income Fund)

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments (only International EquityFund, Special Values Fund and Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts (International Equity Fund)

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Brady Bonds (only Strategic Income Fund and International Equity Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (only Growth and Income Fund, International Equity Fund and Strategic Income Fund)

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Equipment Trust Certificates (Strategic Income Fund only)

         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.

Limited Partnerships (only Strategic Income Fund and Special Equity Fund)

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Leverage (High Income Fund only)

         The Fund may borrow money to invest in additional portfolio securities to seek current income. The use of borrowed money, know as "leverage," increases the Fund's market exposure and risk and may result in losses. When the Fund has borrowed money for leverage and its investments increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Fund may use leverage in order to adjust its dollar-weighted average duration. The Fund will not always borrow money for investment and the extent to which the Fund will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on the investment advisor's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed one-third of the value of the Fund's total assets.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Calculation of Net Asset Value

         The Fund calculates its Net Asset Value (NAV) once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets by all of the shares issued.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:


                                [OBJECT OMITTED]

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D


Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years.
      ATVD = ending redeemable value of
             the initial $1,000, after taxes on
             fund distributions but not after
             taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:


                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions).
         n = number of years.
     ATVDR = ending redeemable value of
             the initial $1,000, after taxes on
             fund distributions and redemption.

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                           Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]


         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Funds bear some of the costs of selling their Class 2 (formerly Class L) shares including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by each Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

                  Under the Distribution Plan (the "Plan") that the Funds have adopted for their Class 2 shares, the Funds may incur expenses for 12b-1 fees up to a maximum annual percentage of 0.25% of the average daily net assets attributable to Class 2. Amounts paid under the Plan are used to compensate EDI pursuant to a Distribution Agreement (the Agreement") that the Funds have entered into with respect to its Class 2 shares. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of each Fund.

         Of the amount above, Class 2 may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Funds' investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Funds may not, during any fiscal period, pay 12b-1 fees greater than the amount described above. The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Funds for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Class 2 shares of the Funds;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Funds' Class 2 shareholders; and

         (3)      to otherwise promote the sale of the Funds' Class 2 shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plan to secure such financings. Wachovia Bank, N.A. or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Funds.

         In the event the Funds acquire the assets of another mutual fund, compensation paid to EDI under the Agreement may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreement is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreement during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class 2 shares and are charged as class expenses, as accrued.

         Service fees are accrued daily and paid at least annually on Class 2 shares and are charged as class expenses, as accrued.

         Under the Plan, the Treasurer of the Trust reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, the Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         The Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plan permits the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class 2 shares. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to the Funds and holders of Class 2 shares and (ii) stimulate administrators to render administrative support services to the Funds and holders of Class 2 shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class 2 shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request for its Class 2 shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Funds to EDI with respect to Class 2, and
(ii) the Funds would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of Class 2, through deferred sales charges.

         All material amendments to the Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Funds' outstanding Class 2 shares, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and the Plan or Distribution Agreement may not be amended in order to increase materially the costs that Class 2 shares of the Funds may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding Class 2 shares. The Plan or Distribution Agreement may be terminated (i) by the Funds without penalty at any time by a majority vote of the holders of the outstanding Class 2 shares, voting or by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate the Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate the Plan only, the Funds need give no notice to EDI. The Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. In addition, no more than 55% of the assets of a separate account which owns shares in the fund, including the separate account's proportionate share of the assets of the fund, can be in cash, cash items, Government securities and securities of other regulated investment companies pursuant to Sec 817(h) of the Code. Because of this limitation, the fund itself will not have more than 55% of its assets in cash, cash items, Government securities and securities of other regulated investment companies.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% in 2003 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

1.   ability to provide the best net financial result to the Fund;
2.   efficiency in handling trades;
3.   ability to trade large blocks of securities;
4.   readiness to handle difficult trades;
5.   financial strength and stability; and
6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including First Union Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION


The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered performance of the Fund and the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2003, the Executive Committee held twenty three committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, Charles A. Austin, III, Shirley L. Fulton, K. Dun Gifford, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended December 31, 2003, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. For the fiscal year ended December 31, 2003, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the eleven Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Independent Trustees:

Independent Trustees:


-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
        Name and            Position    Beginning      Principal Occupations for Last Five         Number of           Other
                                                                                                  Portfolios
                                                                                                  Overseen in      Directorships
      Date of Birth                      Year of                                                Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2003       Funds Complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             93                None
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Director, Health Development Corp.
                                                     (fitness-wellness centers); Former
DOB: 10/23/1934                                      Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust; Former Investment
                                                     Counselor, Appleton Partners, Inc.
                                                     (investment advice); Former Director,
                                                     Executive Vice President and Treasurer,
                                                     State Street Research & Management
                                                     Company (investment advice)
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Shirley L. Fulton          Trustee                    Partner, Helms, Henderson & Fulton,             93               None
DOB: 1/10/02                                          P.A. (law firm); Former Senior Resident
                                                      Superior Court Judge, 26th Judicial
                                                      District, Charlotte, NC
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  93                None
                                                     Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Chairman of
                                                     the Board, Director, and Executive Vice
DOB: 10/23/1938                                      President, The London Harness Company
                                                     (leather goods purveyor); Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
Dr. Leroy Keith, Jr.        Trustee        1983      (manufacturing); Director, Obagi                 93          Multi-Portfolio
DOB: 2/14/1939                                       Medical Products Co.; Director, Lincoln                      Fund, and The
                                                     Educational Services; Director,                              Phoenix Big
                                                     Diversapack Co.; Former President,                           Edge Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Manager of Commercial Operations, SMI            93                None
                                                     STEEL Co. - South Carolina (steel
                                                     producer); Former Sales and Marketing
                                                     Management, Nucor Steel Company; Former
DOB: 7/14/1939                                       Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit         Trustee        1984      Director, Mentor Income Fund, Inc.;              93                None
DOB: 8/26/1955                                       Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          93                None
                                                     (executive recruitment business
                                                     development/consulting company);
                                                     Consultant, Kennedy Information, Inc.
                                                     (executive recruitment information and
                                                     research company); Consultant, AESC
                                                     (The Association of Retained Executive
                                                     Search Consultants); Trustee, NDI
DOB: 9/19/1941                                       Technologies, LLP (communications);
                                                     Director, J&M Cumming Paper Co. (paper
                                                     merchandising); Former Vice Chairman,
                                                     DHR International, Inc. (executive
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President/CEO, AccessOne MedCard;
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
Dr. Russell A. Salton,                               Medical Director, U.S. Health
III                         Trustee        1984      Care/Aetna Health Services; Former               93                None
DOB: 6/2/1947                                        Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------





-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              93                None
                                                     Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          93                None
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director, Hartford
                                                     Hospital; Trustee, Greater Hartford
                                                     YMCA; Former Director, Enhance
                                                     Financial Services, Inc.; Former
DOB: 8/11/1939                                       Director, Old State House Association;
                                                     Former Director of CTG Resources, Inc.
                                                     (natural gas); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
Richard K. Wagoner,        Trustee         1999      Member and Former President, North               93                None
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
CFA**                                                Society; Former Consultant to the
DOB: 12/12/1937                                      Boards of Trustees of the Evergreen
                                                     funds; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2003.


----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Charles A. Austin III*        Evergreen Health Care Fund                     $10,001-$50,000      Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
Shirley L. Fulton             None


============================= ============================================== ==================== ====================
K. Dun Gifford                Evergreen Growth and Income Fund               $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr.          Evergreen Limited Duration Fund                $1-$10,000           $1-$10,000
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
Gerald M. McDonnell*                                                                              $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Income Fund                   $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
William Walt Pettit*          Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ============================================== ==================== --------------------
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III*   None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Michael S. Scofield*          Evergreen Aggressive Growth Fund               $10,001-$50,000      Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Income Fund                   $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima*                                                                                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Income Advantage Fund                $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Equity Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Managed Income Fund                  $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Income Fund                   Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Municipal Money Market Fund          $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Special Values Fund                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
*    In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred
     Compensation Plans, with the exception of Mr. Shima who has over $50,000 indirectly invested.

         Set forth below are the officers of each of the eleven Evergreen
Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Dennis H. Ferro                  President                President, Chief Executive Officer and Chief Investment Officer,
401 S. Tryon                                              Evergreen Investment Company, Inc. and Executive Vice President,
Charlotte, NC 28288                                       Wachovia Bank, N.A.
DOB: 6/20/1945
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street
Boston, MA 02116
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation.
DOB: 4/20/1960
-------------------------------- ------------------------ -------------------------------------------------------------


                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================
     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                                                     Appendix A

                  Evergreen Investment Management Company, LLC
                       Proxy Voting Policy and Procedures
                       ISS Proxy Voting Guidelines Summary

June 16, 2003

Statement of Principles

Evergreen Investment Management Company, LLC (EIMCO) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to EIMCO, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

                         Corporate Governance Committee

EIMCO has established a corporate governance committee (Committee) which is a sub-committee of EIMCO's Investment Policy Committee. The Committee is responsible for approving EIMCO's proxy voting policies and procedures, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

                              Conflicts of Interest

EIMCO recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where EIMCO or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within EIMCO and Wachovia Corporation will prevent EIMCO from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, EIMCO will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of EIMCO becomes aware of a potential conflict of interest, the Committee shall consult with EIMCO's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

                                 Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Proxy Voting Guideline Summary

I.       The Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o    Implement or renew a dead-hand or modified dead-hand poison pill

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o    Have  failed  to  act  on  takeover   offers  where  the  majority  of  the
     shareholders have tendered their shares

o Are inside directors and sit on the audit, compensation, or nominating committees

o Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

                           Separating Chairman and CEO

Vote on a case-by-case basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Charitable Contributions

Vote against proposals regarding charitable contributions.

II.      Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

III.     Auditors

Ratifying Auditors

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

IV.      Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V.       Tender Offer Defenses

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote against dual-class exchange offers.

Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Vote for shareholder proposals to require approval of blank check preferred stock Issues for other than general corporate purposes.

VI.      Miscellaneous Governance Provisions

Confidential Voting

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.





Equal Access

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a case-by-case basis proposals to establish a shareholder advisory committee.

VII.     Capital Structure

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for Issue.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for Issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a case-by-case basis proposals to increase common and/or preferred shares and to Issue shares as part of a debt restructuring plan. Consider the following Issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

o        adverse governance changes

o        excessive increases in authorized capital stock

o        unfair method of distribution

o        diminution of voting rights

o        adverse conversion features

o        negative impact on stock option plans

o        other alternatives such as spinoff


VIII.    Executive and Director Compensation

Votes with respect to compensation plans should be determined on a case-by-case basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, Evergreen will value every award type. Evergreen will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once Evergreen determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. Evergreen will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote on management proposals seeking approval to reprice options on a case-by-case basis.

Director Compensation

Votes on stock-based plans for directors are made on a case-by-case basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a case-by-case basis.

OBRA-Related Compensation Proposals:
Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Added Performance-Based Goals

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.


Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

IX.      State of Incorporation

Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a case-by-case basis.

X.       Mergers and Corporate Restructurings

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote for changing the corporate name.

XI.      Mutual Fund Proxies

Election of Directors

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

o ignore a shareholder proposal that is approved by a majority of shares outstanding

o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o        are interested directors and sit on the audit or nominating committee

o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the Issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote against proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

Disposition of Assets/Termination/Liquidation

Vote this proposal on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.



Change in Fund's Subclassification

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote against these proposals.

Distribution Agreements

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote for the establishment of a master-feeder structure.

Changes to the Charter Document
Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds;
and continuity of management personnel.
Shareholder Proposals

Establish Director Ownership Requirement

Vote against the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.


XII.     Social and Environmental Issues

Energy and Environment

In most cases, Evergreen refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally, vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns.

South Africa

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to South Africa.

Generally, vote for disclosure reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to the MacBride Principles.

Generally, vote for disclosure reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears companies have not adequately addressed shareholder concerns.

Military Business

In most cases, Evergreen refrains from providing a vote recommendation on defense Issue proposals.

Generally, vote for disclosure reports that seek additional information on military related operations, particularly when the company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

In most cases, Evergreen refrains from providing a vote recommendation on proposals relating to the Maquiladora Standards and international operating policies.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

World Debt Crisis

In most cases, Evergreen refrains from providing a vote recommendation on proposals dealing with third world debt.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding equal employment opportunities and discrimination.

Generally, vote for disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

Animal Rights

In most cases, Evergreen refrains from providing a vote recommendation on proposals that deal with animal rights.

Product Integrity and Marketing

In most cases, Evergreen refrains from providing a vote recommendation on proposals that ask companies to end their production of legal, but socially questionable, products.

Generally, vote for disclosure reports that seek additional information regarding product integrity and marketing Issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources issues

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding human resources Issues.

Generally, vote for disclosure reports that seek additional information regarding human resources Issues, particularly when it appears companies have been unresponsive to shareholder requests.

                     EVERGREEN VA GROWTH FUND ANNUAL REPORT

                   [GRAPHIC OMITTED] Evergreen VA Growth Fund

         Evergreen VA Growth Fund: Annual Report as of December 31, 2003

   table of contents

 1 LETTER TO SHAREHOLDERS
 4 FUND AT A GLANCE
 5 PORTFOLIO MANAGER COMMENTARY
 6 FINANCIAL HIGHLIGHTS
 8 SCHEDULE OF INVESTMENTS
14 STATEMENT OF ASSETS AND LIABILITIES
15 STATEMENT OF OPERATIONS
16 STATEMENTS OF CHANGES IN NET ASSETS
17 NOTES TO FINANCIAL STATEMENTS
21 INDEPENDENT AUDITORS' REPORT
24 TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

             Mutual Funds:

             ----------------   --------------   -------------------
             NOT FDIC INSURED   MAY LOSE VALUE   NOT BANK GUARANTEED
             ----------------   --------------   -------------------

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
February 2004

[GRAPHIC OMITTED]

Dennis H. Ferro
President and Chief
Executive Officer

We are pleased to provide the annual report for the Evergreen VA Growth Fund, which covers the 12-month period ended December 31, 2003.

After a rocky start, 2003 proved to be a refreshing experience for diversified investors. Fears over geopolitical uncertainties and the war in Iraq weighed on the markets early on, yet solid economic growth, rising corporate profits, and passage of the new tax law combined to significantly improve investor confidence as the year progressed. The absence of inflation and an extremely accommodative monetary policy stance from the Federal Reserve helped offset worries about employment growth, which managed to strengthen in the last few months of the year. In addition to the improving domestic environment, many global economies strengthened, providing a lift to their financial markets, too.

Investors entered the year hoping for an improvement in the performance of the financial markets. After three down years in equities and unusually strong performance in the Treasury markets, investors initially embraced the improving economic fundamentals. Growth in GDP and profits were becoming a trend again, causing Wall Street to begin the year on a high note. Unfortunately, the quick gains in equities were soon eliminated, as the uncertain geopolitical environment trounced investor confidence in both the economy and the financial markets. In addition to the quick reversal in equities, bonds gained as the first quarter progressed. Fears of war helped lead to a surge in the prices for oil and gold, while the dollar continued to lose ground against other major currencies.

Surprisingly, after the failure of diplomatic resolutions at the U.N. and the start of the war, the financial markets experienced a dramatic turnaround. Equities surged and the dollar rose in value. Treasuries pulled back, as did the prices for gold and oil. Apparently, the uncertainty of war was worse for investors than actual war itself. The positive momentum, brought on by clarity in Iraq, was sustained throughout the spring as improving economic data accompanied the rise in corporate profits.

LETTER TO SHAREHOLDERS continued
--------------------------------------------------------------------------------

This dramatic shift in sentiment was enhanced by prospects for the new tax law, which was ultimately passed in late-May. The main provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 included a combination of short-term stimulus and incentives for capital spending. From an investment perspective, we believe the law will strengthen the foundation for long-term investment, as the potential exists for dividend yield to become a larger portion of total return possibilities. Indeed, more than 225 companies in the S&P 500 Index increased their dividends during 2003.

The financial markets were thrown a curveball right around the All-Star break, though, and the pitcher was none other than Alan Greenspan. After expressing his concerns about the "possibility of an unwelcome, substantial fall in inflation," the yield on the 10-year Treasury plunged to 3.1% in early June. Evidently, investors were convinced that deflation worries would cause the Fed to dramatically reduce their target for the federal funds rate. Yet when monetary policymakers reduced rates by a less than expected 25 basis points at the end of June, many bond investors became concerned. These concerns were heightened in mid-July when Chairman Greenspan testified to congressional banking committees that economic growth would likely exceed 4% in the coming year. Investors then quickly reasoned that rates weren't going to zero. The result was a 150 basis point climb in the yield on the 10-year Treasury, to 4.6%, in just a matter of weeks.

In response to this unfortunate experience, monetary policymakers have tried to take steps in order to keep the financial markets appraised of its intentions. The Fed has taken dramatic steps to improve the delivery of its message, with monetary policymakers frequently referring to terms such as "accommodative" and "considerable period" in a variety of speeches these past few months. In addition, the minutes of the October monetary policy meeting were released in early December, and the message from those notes stated that it could take until 2005 before all the slack in industrial capacity and the labor markets was properly absorbed. This helped drive rates lower, and stock prices higher, in the last few weeks of the year.

Stock investors were not the only beneficiaries of 2003, however. Despite the whirlwind tour last July, investors in the 10-year Treasury managed to eke out a positive return for the fourth consecutive year. The big winner in the fixed income markets, though, was the high yield sector, which saw total returns soar

LETTER TO SHAREHOLDERS continued
--------------------------------------------------------------------------------

as the powerful combination of price appreciation and attractive yields rewarded risk-appropriate investors. The investment grade corporate bond market also generated solid returns for diversified portfolios, as investors increased their confidence in the balance sheets of corporate America.

The strength in domestic markets spread to international stock markets as well. Improving economies in Europe and an emerging recovery in Japan encouraged investment in these regions, as the strength in China's output generated profits for many companies throughout Asia. South American markets also performed very well, rising from a very difficult period for many of those economies. The weaker U.S. dollar and low interest rates enabled investors in international bonds to benefit from a combination of higher rates and currency translation.

We believe the environment remains favorable for investors with diversified portfolios. The U.S. economic recovery has continued to gather momentum, as business investment has picked up and consumers maintained spending at reasonable levels. We expect monetary policymakers to remain on the sidelines through the first half of the year, as inflation remains low and employment growth accelerates. We also believe corporate profit growth looks solid through the next twelve months as domestic and international demand improves. In our opinion, the bond market may likely be led by the investment grade corporate sector, as investors pursue companies with strong balance sheets and solid growth prospects. International markets may also respond favorably to the combination of attractive valuations and the improvement in global demand. As always, we recommend that investors attempt to participate in the financial markets from a fully diversified, long-term emphasis in their investment portfolios.

[GRAPHIC OMITTED]

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE
--------------------------------------------------------------------------------
as of December 31, 2003

                                 MANAGEMENT TEAM

                                [GRAPHIC OMITTED]

                             Theodore W. Price, CFA
                              Small Cap Growth Team
                                  Lead Manager

                           PERFORMANCE AND RETURNS(1)

                       Portfolio inception date: 3/3/1998

                                                             Class 1    Class 2
Class inception date                                        3/3/1998   7/31/2002
--------------------------------------------------------------------------------
Average annual return
--------------------------------------------------------------------------------
1 year                                                       38.99%      38.69%
--------------------------------------------------------------------------------
5 year                                                        5.41%       5.34%
--------------------------------------------------------------------------------
Since portfolio inception                                     3.08%       3.02%
--------------------------------------------------------------------------------

                                LONG-TERM GROWTH

                                [GRAPHIC OMITTED]

Comparison of a $10,000 investment in Evergreen VA Growth Fund Class 1 shares,(1) versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.
--------------------------------------------------------------------------------

PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

The fund's Class 1 shares returned 38.99% for the twelve-month period ended December 31, 2003. During the same period, the fund's benchmark Russell 2000 Growth Index (Russell 2000 Growth) returned 48.54%.

The overall small cap market, during the twelve months ended December 31, 2003, was marked by extraordinary performance among the smallest and most volatile companies. These companies were those that, for the most part, had performed poorly over the previous two years.

The best contributors to performance of the fund came in the energy industry where the fund was significantly overweighted. Over the course of the year, it became apparent that there was less natural gas being replaced by drilling success than was being used. As a consequence, natural gas prices, and energy prices in general, rose throughout the calendar year. Another contributor was the fund's relative overweighting in telecom stocks. The better-capitalized wire line service and equipment companies were good investments in 2003. Lastly, the fund's overweighted consumer discretionary industry stocks were another area of strong performance. Tax rebates, lower income tax prospects and low interest rates accelerated consumer spending and bolstered consumer confidence.

The greatest detraction from fund performance in the fiscal year ended 2003 came about as a result of the fund's relative overweighting in the information technology industry for much of the year. The Russell 2000 Growth's performance in technology was concentrated in the smallest and poorest quality stocks.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                          Year Ended December 31,
                                              ------------------------------------------------
CLASS 1(1)                                    2003(2)   2002(2)     2001    2000(3)   1999(3)
----------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  8.72   $ 11.93   $ 15.71   $ 13.87   $ 11.46
==============================================================================================
Income from investment operations
Net investment loss                             -0.08     -0.07     -0.06     -0.04     -0.07
Net realized and unrealized gains or losses
   on securities                                 3.48     -3.14     -1.42      1.88      2.50
                                              ------------------------------------------------
Total from investment operations                 3.40     -3.21     -1.48      1.84      2.43
----------------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income                               0         0         0         0     -0.02
Net realized gains                                  0         0     -2.30         0         0
                                              ------------------------------------------------
Total distributions to shareholders                 0         0     -2.30         0     -0.02
----------------------------------------------------------------------------------------------
Net asset value, end of period                $ 12.12   $  8.72   $ 11.93   $ 15.71   $ 13.87
==============================================================================================
Total return(4)                                 38.99%   -26.91%    -6.68%    13.27%    21.21%
==============================================================================================
Ratios and supplemental data
Net assets, end of period (thousands)         $19,855   $14,095   $17,505   $20,266   $15,888
Ratios to average net assets
   Expenses(5)                                   1.00%     0.97%     0.90%     0.77%     1.33%
   Net investment income (loss)                 -0.75%    -0.69%    -0.48%     0.24%    -0.67%
Portfolio turnover rate                           118%       94%       99%      144%      143%
==============================================================================================

(1) Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

(2) Net investment loss per share is based on average shares outstanding during the period.

(3) Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Growth Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to Evergreen VA Growth Fund, its accounting and performance history has been carried forward.

(4) Total return does not reflect charges attributable to your insurance company's separate account.

(5) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                         Year Ended December 31,
                                                         -----------------------
CLASS 2                                                    2003(1)   2002(1,2)
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 8.71    $ 8.79
================================================================================
Income from investment operations
Net investment loss                                         -0.11     -0.03
Net realized and unrealized gains or losses
   on securities                                             3.48     -0.05
                                                         -----------------------
Total from investment operations                             3.37     -0.08
--------------------------------------------------------------------------------
Net asset value, end of period                             $12.08    $ 8.71
================================================================================
Total return(3)                                             38.69%    -0.91%
================================================================================
Ratios and supplemental data
Net assets, end of period (thousands)                      $2,570    $  264
Ratios to average net assets
   Expenses(4)                                               1.26%     1.20%(5)
   Net investment loss                                      -1.03%    -0.87%(5)
Portfolio turnover rate                                       118%       94%
================================================================================

(1) Net investment loss per share is based on average shares outstanding during the period.

(2) For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

(3) Total return does not reflect charges attributable to your insurance company's separate account.

(4) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2003

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS 94.8%
CONSUMER DISCRETIONARY 18.3%
Automobiles 0.6%
Monaco Coach Corp. *                                          5,750   $  136,850
                                                                      ----------
Distributors 0.8%
Hughes Supply, Inc.                                           3,800      188,556
                                                                      ----------
Hotels, Restaurants & Leisure 3.8%
Applebee's International, Inc.                                3,175      124,682
Extended Stay America, Inc.                                   9,200      133,216
P.F. Chang's China Bistro, Inc. *                             2,400      122,112
Penn National Gaming, Inc. *                                  4,450      102,706
Rare Hospitality International, Inc. *                        4,000       97,760
Ruby Tuesday, Inc.                                            4,250      121,083
Shuffle Master, Inc. *                                        4,550      157,521
                                                                      ----------
                                                                         859,080
                                                                      ----------
Household Durables 0.5%
Select Comfort Corp. *                                        4,900      121,324
                                                                      ----------
Leisure Equipment & Products 1.5%
LeapFrog Enterprises, Inc. *                                  4,400      116,732
Marvel Enterprises, Inc. *                                    4,200      122,262
SCP Pool Corp. *                                              2,950       96,406
                                                                      ----------
                                                                         335,400
                                                                      ----------
Media 3.1%
Cumulus Media, Inc., Class A *                                9,400      206,800
Radio One, Inc., Class D *                                   11,650      224,845
Sonic Solutions *                                             5,100       78,030
Spanish Broadcasting System, Inc., Class A *                 16,600      174,300
                                                                      ----------
                                                                         683,975
                                                                      ----------
Specialty Retail 8.0%
America's Car-Mart, Inc. *                                    3,800      102,296
Ann Taylor Stores Corp. *                                     3,200      124,800
Barnes & Noble, Inc. *                                        3,700      121,545
Cost Plus, Inc. *                                             2,800      114,800
Guitar Center, Inc. *                                         5,700      185,706
Gymboree Corp. *                                              7,400      127,502
Hibbett Sporting Goods, Inc. *                                4,325      128,885
Hot Topic, Inc. *                                             4,100      120,786
Linens 'n Things, Inc. *                                      4,850      145,888
Michaels Stores, Inc.                                         3,100      137,020
Monro Muffler Brake, Inc. *                                   5,250      105,052
Pacific Sunwear of California, Inc. *                         5,700      120,384
Steiner Leisure, Ltd. *                                       7,300      104,390
West Marine, Inc. *                                           5,300      147,393
                                                                      ----------
                                                                       1,786,447
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                               Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
United Natural Foods, Inc. *                                    2,900   $104,139
                                                                        --------
ENERGY 5.2%
Energy Equipment & Services 2.0%
Grey Wolf, Inc. *                                              30,600    114,444
Oceaneering International, Inc. *                               1,000     28,000
Superior Energy Services, Inc. *                               10,250     96,350
Unit Corp. *                                                    8,700    204,885
                                                                        --------
                                                                         443,679
                                                                        --------
Oil & Gas 3.2%
Chesapeake Energy Corp.                                         4,350     59,073
Comstock Resources, Inc. *                                      7,400    142,820
Evergreen Resources *                                           3,700    120,287
Ultra Petroleum Corp. *                                        16,150    397,613
                                                                        --------
                                                                         719,793
                                                                        --------
FINANCIALS 8.5%
Capital Markets 0.7%
Investors Financial Services Corp.                              4,050    155,560
                                                                        --------
Commercial Banks 3.1%
Alabama National BanCorp.                                       2,200    115,610
Boston Private Financial Holdings, Inc.                         6,250    155,250
Dime Community Bancorp, Inc.                                    3,700    113,812
East West Bancorp, Inc.                                         3,139    168,502
Southwest Bancorp of Texas, Inc.                                3,700    143,745
                                                                        --------
                                                                         696,919
                                                                        --------
Consumer Finance 0.6%
ASTA Funding, Inc.                                              4,297    147,172
                                                                        --------
Insurance 2.5%
Argonaut Group, Inc.                                            5,100     79,254
HCC Insurance Holdings, Inc.                                    4,050    128,790
Hub International, Ltd.                                         4,200     70,392
Markel Corp. *                                                    850    215,484
U.S.I. Holdings Corp. *                                         5,061     66,046
                                                                        --------
                                                                         559,966
                                                                        --------
Real Estate 0.5%
WCI Communities, Inc. *                                         5,008    103,215
                                                                        --------
Thrifts & Mortgage Finance 1.1%
BankUnited Financial Corp. *                                    4,800    123,792
NetBank, Inc.                                                   8,950    119,482
                                                                        --------
                                                                         243,274
                                                                        --------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
HEALTH CARE 15.2%
Biotechnology 3.7%
Celgene Corp. *                                               3,300   $  148,566
Genta, Inc. *                                                 6,400       66,624
Martek Biosciences Corp. *                                    3,650      237,140
Neurocrine Biosciences, Inc. *                                2,200      119,988
ONYX Pharmaceuticals, Inc. *                                  4,500      127,035
Telik, Inc. *                                                 5,950      136,910
                                                                      ----------
                                                                         836,263
                                                                      ----------
Health Care Equipment & Supplies 5.9%
Advanced Neuromodulation Systems *                            3,950      181,621
American Medical Systems Holdings, Inc. *                     5,550      120,990
Cyberonics, Inc. *                                            6,500      208,065
Digene Corp. *                                                4,100      164,410
Inamed Corp. *                                                1,050       50,463
Kensey Nash Corp. *                                           5,700      132,525
Osteotech, Inc. *                                            13,100      115,280
Respironics, Inc. *                                           3,950      178,105
Wilson Greatbatch Technologies, Inc. *                        4,150      175,421
                                                                      ----------
                                                                       1,326,880
                                                                      ----------
Health Care Providers & Services 2.8%
Advisory Board Co. *                                          1,700       59,347
Amsurg Corp. *                                                3,200      121,248
LabOne, Inc. *                                                4,200      136,374
Pediatrix Medical Group, Inc. *                               2,600      143,234
Select Medical Corp.                                         11,000      179,080
                                                                      ----------
                                                                         639,283
                                                                      ----------
Pharmaceuticals 2.8%
AtheroGenics, Inc. *                                          9,500      142,025
Bradley Pharmaceuticals, Inc., Class A *                      4,400      111,892
Medicines Co. *                                               3,500      103,110
Medicis Pharmaceutical Corp., Class A                         1,950      139,035
Pharmaceutical Resources, Inc. *                              1,900      123,785
                                                                      ----------
                                                                         619,847
                                                                      ----------
INDUSTRIALS 13.2%
Aerospace & Defense 0.6%
Cubic Corp.                                                   5,600      128,800
                                                                      ----------
Air Freight & Logistics 0.8%
UTI Worldwide, Inc.                                           4,450      168,789
                                                                      ----------
Airlines 2.0%
Continental Airlines, Inc., Class B *                         6,800      110,636
Frontier Airlines, Inc. *                                     9,800      139,748
Pinnacle Airlines Corp. *                                     4,288       59,560
Skywest, Inc.                                                 7,150      129,558
                                                                      ----------
                                                                         439,502
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                               Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 3.5%
Education Management Corp. *                                    4,600   $142,784
Heidrick & Struggles International, Inc. *                      5,900    128,620
Kelly Services, Inc., Class A                                   3,900    111,306
Kforce, Inc. *                                                 13,400    125,156
Kroll, Inc. *                                                   6,900    179,400
Stericycle, Inc. *                                              2,250    105,075
                                                                        --------
                                                                         792,341
                                                                        --------
Electrical Equipment 2.5%
A.O. Smith Corp.                                                5,900    206,795
Ametek, Inc.                                                    2,900    139,954
Power-One, Inc. *                                              19,050    206,311
                                                                        --------
                                                                         553,060
                                                                        --------
Machinery 1.2%
Kennametal, Inc.                                                5,100    202,725
Nordson Corp.                                                   2,100     72,513
                                                                        --------
                                                                         275,238
                                                                        --------
Road & Rail 1.4%
Covenant Transport, Inc., Class A *                             5,100     96,951
Forward Air Corp. *                                               900     24,750
Landstar Systems, Inc. *                                        3,800    144,552
P.A.M. Transportation Services, Inc. *                          2,476     52,813
                                                                        --------
                                                                         319,066
                                                                        --------
Trading Companies & Distributors 0.9%
MSC Industrial Direct Co., Inc., Class A                        7,450    204,875
                                                                        --------
Transportation Infrastructure 0.3%
Overnite Corp. *                                                3,380     76,895
                                                                        --------
INFORMATION TECHNOLOGY 32.3%
Communications Equipment 4.3%
Andrew Corp. *                                                 14,500    166,895
F5 Networks, Inc. *                                             6,800    170,680
Foundry Networks, Inc. *                                        7,200    196,992
NetSolve, Inc. *                                               18,500    149,850
Packeteer, Inc. *                                               2,700     45,846
QLogic Corp. *                                                  1,750     90,300
Sonus Networks, Inc. *                                         19,000    143,640
                                                                        --------
                                                                         964,203
                                                                        --------
Computers & Peripherals 1.5%
Applied Films Corp. *                                           6,400    211,328
Avid Technology, Inc. *                                         2,500    120,000
                                                                        --------
                                                                         331,328
                                                                        --------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                               Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 4.1%
Aeroflex, Inc. *                                               16,400   $191,716
Agile Software Corp. *                                         22,900    226,710
Benchmark Electronics, Inc. *                                   7,125    248,021
Komag, Inc. *                                                   4,498     65,806
Parlex Corp. *                                                  8,790     69,529
RSA Security, Inc. *                                            8,300    117,860
                                                                        --------
                                                                         919,642
                                                                        --------
Internet Software & Services 3.8%
Altiris, Inc. *                                                 2,172     79,234
Digital River, Inc. *                                           5,600    123,760
eFunds Corp. *                                                  9,100    157,885
Equinix, Inc. *                                                 5,578    157,300
GSI Commerce, Inc. *                                            6,700     65,399
Interwoven, Inc. *                                              6,700     84,688
NIC, Inc. *                                                     8,400     67,452
Retek, Inc. *                                                  13,100    121,568
                                                                        --------
                                                                         857,286
                                                                        --------
IT Services 4.3%
Alliance Data Systems Corp. *                                   6,750    186,840
Anteon International Corp. *                                    3,050    109,953
Cognizant Technology Solutions Corp., Class A *                 2,700    123,228
Diamondcluster International, Inc., Class A *                  12,200    124,440
Global Payments, Inc.                                           4,350    204,972
ManTech International Corp., Class A *                          2,700     67,365
MPS Group, Inc. *                                              16,250    151,937
                                                                        --------
                                                                         968,735
                                                                        --------
Machinery 0.9%
Actuant Corp., Class A *                                        5,900    213,580
                                                                        --------
Semiconductors & Semiconductor Equipment 9.4%
Asyst Technologies, Inc. *                                      8,800    152,680
ATMI, Inc. *                                                    6,150    142,311
August Technology Corp. *                                       4,100     76,055
Cymer, Inc. *                                                   3,100    143,189
ESS Technology, Inc. *                                          5,400     91,854
Exar Corp. *                                                   13,850    236,558
Formfactor, Inc. *                                              2,619     51,856
Genesis Microchip, Inc. *                                       4,600     82,984
Integrated Circuit System, Inc. *                               2,350     66,952
LTX Corp. *                                                    16,800    252,504
Micrel, Inc. *                                                 12,750    198,645
Monolithic Systems Technology, Inc. *                          13,100    112,005
Pixelworks, Inc. *                                              6,600     72,864

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                          Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Power Integrations, Inc. *                                  1,750   $    58,555
Semtech Corp. *                                             7,400       168,202
Silicon Storage Technology, Inc. *                          6,400        70,400
Sipex Corp. *                                              15,700       121,047
                                                                    -----------
                                                                      2,098,661
                                                                    -----------
Software 4.0%
ANSYS, Inc. *                                               2,900       115,130
Aspen Technology, Inc. *                                    2,600        26,676
Callidus Software, Inc. *                                   1,000        17,690
Concur Technologies, Inc. *                                 6,400        61,952
E.piphany, Inc. *                                          15,800       113,918
Kronos, Inc. *                                              3,100       122,791
Micromuse, Inc. *                                          16,900       116,610
MicroStrategy, Inc., Class A *                              1,700        89,216
Moldflow Corp. *                                           15,900       180,465
Vastera, Inc. *                                            13,300        53,200
                                                                    -----------
                                                                        897,648
                                                                    -----------
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.7%
Time Warner Telecom, Inc., Class A *                       15,400       156,002
                                                                    -----------
Wireless Telecommunications Services 0.9%
Nextel Partners, Inc., Class A *                           14,700       197,715
                                                                    -----------
   Total Common Stocks                                               21,270,988
                                                                    -----------
SHORT-TERM INVESTMENTS 6.9%
MUTUAL FUND SHARES 6.9%
Evergreen Institutional Money Market Fund(o)            1,537,453     1,537,453
                                                                    -----------
Total Investments (cost $18,022,609) 101.7%                          22,808,441
Other Assets and Liabilities (1.7%)                                    (383,847)
                                                                    -----------
Net Assets 100.0%                                                   $22,424,594
                                                                    -----------

*    Non-income producing security

(o) Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 2003

--------------------------------------------------------------------------------
Assets
Identified cost of securities                                       $18,022,609
Net unrealized gains on securities                                    4,785,832
--------------------------------------------------------------------------------
Market value of securities                                           22,808,441
Dividends receivable                                                      3,355
Prepaid expenses and other assets                                           829
--------------------------------------------------------------------------------
   Total assets                                                      22,812,625
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        375,736
Advisory fee payable                                                        798
Distribution Plan expenses payable                                           35
Due to other related parties                                                124
Accrued expenses and other liabilities                                   11,338
--------------------------------------------------------------------------------
   Total liabilities                                                    388,031
--------------------------------------------------------------------------------
Net assets                                                          $22,424,594
--------------------------------------------------------------------------------
Net assets represented by
Paid-in capital                                                     $20,299,692
Undistributed net investment loss                                           (52)
Accumulated net realized losses on securities                        (2,660,878)
Net unrealized gains on securities                                    4,785,832
--------------------------------------------------------------------------------
Total net assets                                                    $22,424,594
--------------------------------------------------------------------------------
Net assets consists of
   Class 1                                                          $19,854,600
   Class 2                                                            2,569,994
--------------------------------------------------------------------------------
Total net assets                                                    $22,424,594
--------------------------------------------------------------------------------
Shares outstanding
   Class 1                                                            1,637,721
   Class 2                                                              212,763
--------------------------------------------------------------------------------
Net asset value per share
   Class 1                                                          $     12.12
   Class 2                                                          $     12.08
--------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2003

--------------------------------------------------------------------------------
Investment income
Dividends (net of withholding tax of $481)                           $   32,888
Income from affiliate                                                     8,831
--------------------------------------------------------------------------------
Total investment income                                                  41,719
--------------------------------------------------------------------------------
Expenses
Advisory fee                                                            119,630
Distribution Plan expenses                                                2,686
Administrative services fee                                              17,090
Transfer agent fees                                                       1,515
Trustees' fees and expenses                                                 325
Printing and postage expenses                                            20,244
Custodian fees                                                            4,682
Professional fees                                                        14,658
Organization expenses                                                       376
Other                                                                     5,927
--------------------------------------------------------------------------------
   Total expenses                                                       187,133
   Less: Expense reductions                                                 (56)
      Fee waivers                                                       (13,492)
--------------------------------------------------------------------------------
   Net expenses                                                         173,585
--------------------------------------------------------------------------------
Net investment loss                                                    (131,866)
--------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
Net realized gains on securites                                       1,710,514
Net change in unrealized gains or losses on securities                4,135,016
--------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities             5,845,530
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $5,713,664
--------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                          Year Ended December 31,
                                             ------------------------------------------------
                                                      2003                     2002 *+
---------------------------------------------------------------------------------------------
Operations
Net investment loss                                      $ (131,866)             $  (101,674)
Net realized gains or losses on securities                1,710,514               (2,471,817)
Net change in unrealized gains or losses
   on securities                                          4,135,016               (2,092,564)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                              5,713,664               (4,666,055)
---------------------------------------------------------------------------------------------

                                               Shares                   Shares
Capital share transactions
Proceeds from shares sold
   Class 1                                    386,093     4,084,419    351,813     3,273,861
   Class 2                                    265,096     2,662,828     32,383       280,881
---------------------------------------------------------------------------------------------
                                                          6,747,247                3,554,742
---------------------------------------------------------------------------------------------
Payment for shares redeemed
   Class 1                                   (365,229)   (3,683,000)  (473,122)   (4,346,102)
   Class 2                                    (82,680)     (712,861)    (2,036)      (16,978)
---------------------------------------------------------------------------------------------
                                                         (4,395,861)              (4,363,080)
---------------------------------------------------------------------------------------------
Net asset value of shares issued in
   acquisition
   Class 1                                          0             0    270,577     2,328,913
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   capital share transactions                             2,351,386                1,520,575
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   8,065,050               (3,145,480)
Net assets
Beginning of period                                      14,359,544               17,505,024
---------------------------------------------------------------------------------------------
End of period                                           $22,424,594              $14,359,544
---------------------------------------------------------------------------------------------
Undistributed net investment loss                       $       (52)             $         0
---------------------------------------------------------------------------------------------

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

+ For Class 2 shares, for the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

Evergreen VA Growth Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

NOTES TO FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

f. Organization expenses

As of the year ended December 31, 2003, all organization expenses have been fully amortized.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended December 31, 2003, EIMC waived its fee in the amount of $13,492, which represents 0.08% of the Fund's average daily net assets. Total amounts subject to recoupment as of December 31, 2003 were $13,492.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2003, the Fund paid brokerage commissions of $2,029 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

NOTES TO FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

5. ACQUISITION

Effective on the close of business on November 8, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of OFFIT VIF U.S. Small Cap Fund in a tax-free exchange for Class 1 shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $271,574. The aggregate net assets of the Fund and OFFIT VIF U.S. Small Cap Fund immediately prior to the acquisition were $12,730,082 and $2,328,913, respectively. The aggregate net assets of the Fund immediately after the acquisition were $15,058,995.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $21,095,227 and $19,239,274, respectively, for the year ended December 31, 2003.

On December 31, 2003, the aggregate cost of securities for federal income tax purposes was $18,303,387. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,938,565 and $433,511, respectively, with a net unrealized appreciation of $4,505,054.

As of December 31, 2003, the Fund had $2,380,100 in capital loss carryovers for federal income tax purposes expiring in 2010.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2003, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed    Unrealized    Capital Loss
Ordinary Loss   Appreciation     Carryover
-------------------------------------------
     $52         $4,505,054     $2,380,100
-------------------------------------------

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are

NOTES TO FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2003, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Growth Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Growth Fund as of December 31, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

                                        [GRAPHIC OMITTED]

Boston, Massachusetts
February 6, 2004

                       This page left intentionally blank

                       This page left intentionally blank

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

TRUSTEES(1)

Charles A. Austin III           Principal occupations: Investment Counselor,
Trustee                         Anchor Capital Advisors, Inc. (investment
DOB: 10/23/1934                 advice); Director, The Andover Companies
Term of office since: 1991      (insurance); Trustee, Arthritis Foundation of
Other directorships: None       New England; Director, The Francis Ouimet
                                Society; Former Investment Counselor, Appleton
                                Partners, Inc. (investment advice); Former
                                Director, Executive Vice President and
                                Treasurer, State Street Research & Management
                                Company (investment advice); Former Director,
                                Health Development Corp. (fitness-wellness
                                centers); Former Director, Mentor Income Fund,
                                Inc.; Former Trustee, Mentor Funds and Cash
                                Resource Trust.
--------------------------------------------------------------------------------
K. Dun Gifford                  Principal occupations: Chairman and President,
Trustee                         Oldways Preservation and Exchange Trust
DOB: 10/23/1938                 (education); Trustee, Treasurer and Chairman of
Term of office since: 1974      the Finance Committee, Cambridge College; Former
Other directorships: None       Managing Partner, Roscommon Capital Corp.;
                                Former Chairman of the Board, Director, and
                                Executive Vice President, The London Harness
                                Company (leather goods purveyor); Former
                                Chairman, Gifford, Drescher & Associates
                                (environmental consulting); Former Director,
                                Mentor Income Fund, Inc.; Former Trustee, Mentor
                                Funds and Cash Resource Trust.
--------------------------------------------------------------------------------
Leroy Keith, Jr.                Principal occupations: Partner, Stonington
Trustee                         Partners, Inc. (private investment firm);
DOB: 2/14/1939                  Trustee of Phoenix Series Fund, Phoenix
Term of office since: 1983      Multi-Portfolio Fund, and The Phoenix Big Edge
Other directorships: Trustee,   Series Fund; Former Chairman of the Board and
Phoenix Series Fund, Phoenix    Chief Executive Officer, Carson Products Company
Multi-Portfolio Fund, and The   (manufacturing); Former Director of Phoenix
Phoenix Big Edge Series Fund    Total Return Fund and Equifax, Inc. (worldwide
                                information management); Former President,
                                Morehouse College; Former Director, Mentor
                                Income Fund, Inc.; Former Trustee, Mentor Funds
                                and Cash Resource Trust.
--------------------------------------------------------------------------------
Gerald M. McDonnell             Principal occupations: Sales Manager, SMI STEEL
Trustee                         Co. - South Carolina (steel producer); Former
DOB: 7/14/1939                  Sales and Marketing Management, Nucor Steel
Term of office since: 1988      Company; Former Director, Mentor Income Fund,
Other directorships: None       Inc.; Former Trustee, Mentor Funds and Cash
                                Resource Trust.
--------------------------------------------------------------------------------
William Walt Pettit             Principal occupations: Partner and Vice
Trustee                         President, Kellam & Pettit, P.A. (law firm);
DOB: 8/26/1955                  Former Director, Mentor Income Fund, Inc.;
Term of office since: 1984      Former Trustee, Mentor Funds and Cash Resource
Other directorships: None       Trust.
--------------------------------------------------------------------------------
David M. Richardson             Principal occupations: President, Richardson,
Trustee                         Runden & Company (recruitment business
DOB: 9/19/1941                  development/consulting company); Managing
Term of office since: 1982      Director, Kennedy Information, Inc. (executive
Other directorships: None       recruitment information and research company);
                                Trustee, NDI Technologies, LLP (communications);
                                Director, J&M Cumming Paper Co. (paper
                                merchandising); Columnist, Commerce and Industry
                                Association of New Jersey; Former Vice Chairman,
                                DHR International, Inc. (executive recruitment);
                                Former Director, Mentor Income Fund, Inc.;
                                Former Trustee, Mentor Funds and Cash Resource
                                Trust.
--------------------------------------------------------------------------------
Russell A. Salton III, MD       Principal occupations: President/CEO, AccessOne
Trustee                         MedCard; Former Medical Director, Healthcare
DOB: 6/2/1947                   Resource Associates, Inc.; Former Medical
Term of office since: 1984      Director, U.S. Health Care/Aetna Health
Other directorships: None       Services; Former Director, Mentor Income Fund,
                                Inc.; Former Trustee, Mentor Funds and Cash
                                Resource Trust.
--------------------------------------------------------------------------------
Michael S. Scofield             Principal occupations: Attorney, Law Offices of
Trustee                         Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943                  Income Fund, Inc.; Former Trustee, Mentor Funds
Term of office since: 1984      and Cash Resource Trust.
Other directorships: None
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS continued
--------------------------------------------------------------------------------
Richard J. Shima                Principal occupations: Independent Consultant;
Trustee                         Director, Trust Company of CT; Trustee, Saint
DOB: 8/11/1939                  Joseph College (CT); Director of Hartford
Term of office since: 1993      Hospital, Old State House Association; Trustee,
Other directorships: None       Greater Hartford YMCA; Former Director of
                                Enhance Financial Services, Inc.; Former
                                Director of CTG Resources, Inc. (natural gas);
                                Former Director, Middlesex Mutual Assurance
                                Company; Former Director, Mentor Income Fund,
                                Inc.; Former Trustee, Mentor Funds and Cash
                                Resource Trust.
--------------------------------------------------------------------------------
Richard K. Wagoner, CFA(2)      Principal occupations: Member and Former
Trustee                         President, North Carolina Securities Traders
DOB: 12/12/1937                 Association; Member, Financial Analysts Society;
Term of office since: 1999      Former Chief Investment Officer, Executive Vice
Other directorships: None       President and Head of Capital Management Group,
                                First Union National Bank; Former Consultant to
                                the Boards of Trustees of the Evergreen funds;
                                Former Member, New York Stock Exchange; Former
                                Trustee, Mentor Funds and Cash Resource Trust.
--------------------------------------------------------------------------------

OFFICERS

Dennis H. Ferro(3)              President and Chief Executive Officer, Evergreen
President                       Investment Company, Inc.; President and Chief
DOB: 6/20/1945                  Investment Officer, Evergreen Investment
Term of office since: 2003      Management Company, LLC and Executive Vice
                                President, Wachovia Bank, N.A.
--------------------------------------------------------------------------------
Carol Kosel(4)                  Senior Vice President, Evergreen Investment
Treasurer                       Services, Inc.
DOB: 12/25/1963
Term of office since: 1999
--------------------------------------------------------------------------------
Michael H. Koonce(4)            Senior Vice President and General Counsel,
Secretary                       Evergreen Investment Services, Inc.; Senior Vice
DOB: 4/20/1960                  President and Assistant General Counsel,
Term of office since: 2000      Wachovia Corporation; Former Senior Vice
                                President and General Counsel, Colonial
                                Management Associates, Inc.; Former Vice
                                President and Counsel, Colonial Management
                                Associates, Inc.
--------------------------------------------------------------------------------

(1) Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

(2) Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

(3) The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4) The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time       [GRAPHIC OMITTED]
                                              Evergreen Investments Mutual Funds

                                              Evergreen Investments
                                              200 Berkeley Street
                                              Boston, MA 02116-5034

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $248.2 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of December 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

[GRAPHIC OMITTED]   For the fifth consecutive year, Evergreen Investments has
Dalbar              earned the Dalbar Mutual Fund Service Award, which
Mutual              recognizes those firms that exceed industry norms in key
Fund                service areas. The award symbolizes the achievement of the
Service             highest tier of shareholder service within our industry. For
Award               2003, Evergreen Investments was ranked third overall.

                                                               560859 rv1 1/2004

                 EVERGREEN VA SPECIAL EQUITY FUND ANNUAL REPORT

               [GRAPHIC OMITTED] Evergreen VA Special Equity Fund

     Evergreen VA Special Equity Fund: Annual Report as of December 31, 2003

   table of contents

 1 LETTER TO SHAREHOLDERS
 4 FUND AT A GLANCE
 5 PORTFOLIO MANAGER COMMENTARY
 6 FINANCIAL HIGHLIGHTS
 8 SCHEDULE OF INVESTMENTS
14 STATEMENT OF ASSETS AND LIABILITIES
15 STATEMENT OF OPERATIONS
16 STATEMENTS OF CHANGES IN NET ASSETS
17 NOTES TO FINANCIAL STATEMENTS
21 INDEPENDENT AUDITORS' REPORT
24 TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

             Mutual Funds:
             ----------------   --------------   -------------------
             NOT FDIC INSURED   MAY LOSE VALUE   NOT BANK GUARANTEED
             ----------------   --------------   -------------------

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
February 2004

[GRAPHIC OMITTED]

Dennis H. Ferro
President and Chief
Executive Officer

We are pleased to provide the annual report for the Evergreen VA Special Equity Fund, which covers the 12-month period ended December 31, 2003.

After a rocky start, 2003 proved to be a refreshing experience for diversified investors. Fears over geopolitical uncertainties and the war in Iraq weighed on the markets early on, yet solid economic growth, rising corporate profits, and passage of the new tax law combined to significantly improve investor confidence as the year progressed. The absence of inflation and an extremely accommodative monetary policy stance from the Federal Reserve helped offset worries about employment growth, which managed to strengthen in the last few months of the year. In addition to the improving domestic environment, many global economies strengthened, providing a lift to their financial markets, too.

Investors entered the year hoping for an improvement in the performance of the financial markets. After three down years in equities and unusually strong performance in the Treasury markets, investors initially embraced the improving economic fundamentals. Growth in GDP and profits were becoming a trend again, causing Wall Street to begin the year on a high note. Unfortunately, the quick gains in equities were soon eliminated, as the uncertain geopolitical environment trounced investor confidence in both the economy and the financial markets. In addition to the quick reversal in equities, bonds gained as the first quarter progressed. Fears of war helped lead to a surge in the prices for oil and gold, while the dollar continued to lose ground against other major currencies.

Surprisingly, after the failure of diplomatic resolutions at the U.N. and the start of the war, the financial markets experienced a dramatic turnaround. Equities surged and the dollar rose in value. Treasuries pulled back, as did the prices for gold and oil. Apparently, the uncertainty of war was worse for investors than actual war itself. The positive momentum, brought on by clarity in Iraq, was sustained throughout the spring as improving economic data accompanied the rise in corporate profits.

LETTER TO SHAREHOLDERS continued
--------------------------------------------------------------------------------

This dramatic shift in sentiment was enhanced by prospects for the new tax law, which was ultimately passed in late-May. The main provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 included a combination of short-term stimulus and incentives for capital spending. From an investment perspective, we believe the law will strengthen the foundation for long-term investment, as the potential exists for dividend yield to become a larger portion of total return possibilities. Indeed, more than 225 companies in the S&P 500 Index increased their dividends during 2003.

The financial markets were thrown a curveball right around the All-Star break, though, and the pitcher was none other than Alan Greenspan. After expressing his concerns about the "possibility of an unwelcome, substantial fall in inflation," the yield on the 10-year Treasury plunged to 3.1% in early June. Evidently, investors were convinced that deflation worries would cause the Fed to dramatically reduce their target for the federal funds rate. Yet when monetary policymakers reduced rates by a less than expected 25 basis points at the end of June, many bond investors became concerned. These concerns were heightened in mid-July when Chairman Greenspan testified to congressional banking committees that economic growth would likely exceed 4% in the coming year. Investors then quickly reasoned that rates weren't going to zero. The result was a 150 basis point climb in the yield on the 10-year Treasury, to 4.6%, in just a matter of weeks.

In response to this unfortunate experience, monetary policymakers have tried to take steps in order to keep the financial markets appraised of its intentions. The Fed has taken dramatic steps to improve the delivery of its message, with monetary policymakers frequently referring to terms such as "accommodative" and "considerable period" in a variety of speeches these past few months. In addition, the minutes of the October monetary policy meeting were released in early December, and the message from those notes stated that it could take until 2005 before all the slack in industrial capacity and the labor markets was properly absorbed. This helped drive rates lower, and stock prices higher, in the last few weeks of the year.

Stock investors were not the only beneficiaries of 2003, however. Despite the whirlwind tour last July, investors in the 10-year Treasury managed to eke out a positive return for the fourth consecutive year. The big winner in the fixed income markets, though, was the high yield sector, which saw total returns soar

LETTER TO SHAREHOLDERS continued
--------------------------------------------------------------------------------

as the powerful combination of price appreciation and attractive yields rewarded risk-appropriate investors. The investment grade corporate bond market also generated solid returns for diversified portfolios, as investors increased their confidence in the balance sheets of corporate America.

The strength in domestic markets spread to international stock markets as well. Improving economies in Europe and an emerging recovery in Japan encouraged investment in these regions, as the strength in China's output generated profits for many companies throughout Asia. South American markets also performed very well, rising from a very difficult period for many of those economies. The weaker U.S. dollar and low interest rates enabled investors in international bonds to benefit from a combination of higher rates and currency translation.

We believe the environment remains favorable for investors with diversified portfolios. The U.S. economic recovery has continued to gather momentum, as business investment has picked up and consumers maintained spending at reasonable levels. We expect monetary policymakers to remain on the sidelines through the first half of the year, as inflation remains low and employment growth accelerates. We also believe corporate profit growth looks solid through the next twelve months as domestic and international demand improves. In our opinion, the bond market may likely be led by the investment grade corporate sector, as investors pursue companies with strong balance sheets and solid growth prospects. International markets may also respond favorably to the combination of attractive valuations and the improvement in global demand. As always, we recommend that investors attempt to participate in the financial markets from a fully diversified, long-term emphasis in their investment portfolios.

[GRAPHIC OMITTED]

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE
--------------------------------------------------------------------------------
as of December 31, 2003

                                 MANAGEMENT TEAM

                                [GRAPHIC OMITTED]

                         Timothy M. Stevenson, CFA, CMT
                               Special Equity Team
                                  Lead Manager

                            PERFORMANCE AND RETURNS(1)

                       Portfolio inception date: 9/29/1999

                                                            Class 1     Class 2
Class inception date                                       9/29/1999   7/31/2002
--------------------------------------------------------------------------------
Average annual return
--------------------------------------------------------------------------------
1 year                                                       51.97%     51.84%
--------------------------------------------------------------------------------
Since portfolio inception                                     2.42%      2.33%
--------------------------------------------------------------------------------

                                LONG-TERM GROWTH

                                [GRAPHIC OMITTED]

Comparison of a $10,000 investment in Evergreen VA Special Equity Fund Class 1 shares, (1) versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

The fund's Class 1 shares returned 51.97% for the twelve-month period ended December 31, 2003. During the same period, the fund's benchmark Russell 2000 Growth Index (Russell 2000 Growth) returned 48.54%.

Throughout much of 2003 our stock selection methodology directed us towards stocks that were expected to benefit from narrowing credit spreads, a steepening yield curve and higher than expected inflation. As the economy recovered faster and stronger than many investors expected, many companies with negative free cash flow rallied sharply. Relative to our Russell 2000 Growth benchmark, we remained underexposed to these lower quality companies throughout the calendar year. Fortunately, we benefited from good security selection within this volatile segment of the market.

Consistent with our stock selection methodology we emphasized companies with stronger long-term relative strength. While price momentum, as a stock selection factor, was not consistent throughout the year, it did enable us to remain focused on the winning stocks and helped limit our exposure to laggards. Most importantly, we were able to gravitate towards companies that were demonstrating obvious near-term fundamental earnings recoveries. The stock prices of these companies rallied strongly through the year in advance of their ultimate earnings rebound.

As the year came to a close we started to experience some loss of momentum in our earlier winners. For example, many of our winning consumer cyclical stocks, including apparel and specialty retail, experienced significant profit-taking declines as it appeared that the great mortgage refinancing boom was nearing an end. Stronger economic growth and a stabilizing job market raised the odds of a shift in monetary policy that prompted investors to focus on late cycle and more value oriented plays.


(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                        Year Ended December 31,
                                                            ---------------------------------------------------
CLASS 1(1)                                                    2003    2002(2)     2001      2000    1999(3)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  7.10   $  9.75   $ 10.61   $ 11.84    $10.00
===============================================================================================================
Income from investment operations
Net investment loss                                           -0.05     -0.05     -0.01     -0.01         0
Net realized and unrealized gains or losses on securities      3.74     -2.60     -0.85     -0.91      1.88
                                                            ---------------------------------------------------
Total from investment operations                               3.69     -2.65     -0.86     -0.92      1.88
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains             0         0         0     -0.31     -0.04
Net asset value, end of period                              $ 10.79   $  7.10   $  9.75   $ 10.61    $11.84
===============================================================================================================
Total return(4)                                               51.97%   -27.18%    -8.11%    -8.34%    18.87%
===============================================================================================================
Ratios and supplemental data
Net assets, end of period (thousands)                       $67,211   $28,530   $43,162   $20,905    $3,059
Ratios to average net assets
   Expenses(5)                                                 1.03%     1.03%     1.03%     1.04%     1.03%(6)
   Net investment loss                                        -0.73%    -0.57%    -0.21%    -0.17%    -0.07%(6)
Portfolio turnover rate                                         288%      169%      160%      294%      104%
---------------------------------------------------------------------------------------------------------------

(1) Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

(2) Net investment loss is based on average shares outstanding during the period.

(3) For the period from September 29, 1999 (commencement of class operations), to December 31, 1999.

(4) Total return does not reflect charges attributable to your insurance company's separate account.

(5) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                             Year Ended December 31,
                                                            ------------------------
CLASS 2                                                        2003     2002(1, 2)
------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.08     $ 7.26
====================================================================================
Income from investment operations
Net investment loss                                             -0.04      -0.02
Net realized and unrealized gains or losses on securities        3.71      -0.16
                                                              ----------------------
Total from investment operations                                 3.67      -0.18
------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.75     $ 7.08
====================================================================================
Total return(3)                                                 51.84%     -2.48%
====================================================================================
Ratios and supplemental data
Net assets, end of period (thousands)                         $ 1,232     $   28
Ratios to average net assets
   Expenses(4)                                                   1.29%      1.37%(5)
   Net investment loss                                          -1.00%     -0.56%(5)
Portfolio turnover rate                                           288%       169%
====================================================================================

(1) For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

(2) Net investment loss is based on average shares outstanding during the period.

(3) Total return does not reflect charges attributable to your insurance company's separate account.

(4) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2003

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 15.0%
Hotels, Restaurants & Leisure 3.8%
Applebee's International, Inc.                                3,713   $  145,810
CBRL Group, Inc.                                             16,925      647,551
GTECH Holdings Corp.                                         16,107      797,135
Red Robin Gourmet Burgers, Inc. *                            10,568      321,690
Station Casinos, Inc.                                        21,675      663,905
                                                                      ----------
                                                                       2,576,091
                                                                      ----------
Household Durables 0.9%
Jarden Corp. *                                               21,975      600,796
                                                                      ----------
Leisure Equipment & Products 1.1%
Marvel Enterprises, Inc. *                                   25,983      756,365
                                                                      ----------
Media 1.3%
Getty Images, Inc. *                                          9,371      469,768
RH Donnelley Corp. *                                         10,217      407,046
                                                                      ----------
                                                                         876,814
                                                                      ----------
Specialty Retail 5.7%
Aeropostale, Inc. *                                          13,846      379,657
Bebe Stores, Inc. *                                          13,042      338,962
Bombay Co., Inc. *                                           14,310      116,483
Brookstone, Inc.                                             18,764      399,861
Hot Topic, Inc. *                                             5,546      163,385
Jos. A. Bank Clothiers, Inc. *                                8,374      290,494
Men's Wearhouse, Inc. *                                      15,434      386,004
Movie Gallery, Inc. *                                        14,171      264,714
Pacific Sunwear of California, Inc. *                        17,125      361,680
Sharper Image Corp. *                                        12,368      403,815
TBC Corp. *                                                  15,838      408,779
Tractor Supply Co. *                                          6,805      264,647
West Marine, Inc. *                                           5,807      161,493
                                                                      ----------
                                                                       3,939,974
                                                                      ----------
Textiles, Apparel & Luxury Goods 2.2%
Kellwood Co.                                                  7,193      294,913
Quiksilver, Inc. *                                           17,622      312,438
Reebok International, Ltd.                                    7,553      296,984
Timberland Co., Class A *                                     6,372      331,790
Wolverine World Wide, Inc.                                   14,936      304,396
                                                                      ----------
                                                                       1,540,521
                                                                      ----------
CONSUMER STAPLES 2.6%
Distributors 0.6%
Central European Distribution Corp. *                        12,210      385,836
                                                                      ----------
Food & Staples Retailing 0.2%
7-Eleven, Inc. *                                              8,926      143,262
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.0%
Ralcorp Holdings, Inc. *                                     22,104   $  693,181
                                                                      ----------
Household Products 0.8%
Sola International, Inc. *                                   28,931      543,903
                                                                      ----------
ENERGY 3.7%
Energy Equipment & Services 0.9%
Matrix Service Co.                                           35,267      640,096
                                                                      ----------
Oil & Gas 2.8%
KCS Energy, Inc. *                                           80,726      851,660
Nuevo Energy Co. *                                           16,872      407,796
Patina Oil & Gas Corp.                                       12,592      616,882
                                                                      ----------
                                                                       1,876,338
                                                                      ----------
FINANCIALS 11.9%
Capital Markets 0.5%
SWS Group, Inc.                                              20,337      361,999
                                                                      ----------
Commercial Banks 2.4%
East West Bancorp, Inc.                                       2,929      157,229
PrivateBancorp, Inc.                                         10,962      498,990
Sun Bancorp, Inc.                                             9,036      238,550
UCBH Holdings, Inc.                                          19,782      770,905
                                                                      ----------
                                                                       1,665,674
                                                                      ----------
Consumer Finance 1.2%
Cash America International, Inc.                             21,206      449,143
World Acceptance Corp. *                                     19,322      384,701
                                                                      ----------
                                                                         833,844
                                                                      ----------
Diversified Financial Services 2.8%
Compucredit Corp. *                                          14,088      299,793
First Republic Bank of San Francisco California              12,969      464,290
Instinet Group, Inc. *                                       54,623      281,308
New Century Financial Corp.                                  11,572      459,061
Saxon Capital, Inc. *                                        20,030      419,629
                                                                      ----------
                                                                       1,924,081
                                                                      ----------
Insurance 1.0%
ProAssurance Corp. *                                         20,362      654,638
                                                                      ----------
Real Estate 2.0%
Corrections Corporation of America *                         26,944      776,796
Redwood Trust, Inc.                                          11,040      561,384
                                                                      ----------
                                                                       1,338,180
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.0%
Firstfed Financial Corp. *                                   12,789   $  556,321
Hawthorne Financial Corp. *                                  18,115      506,858
ITLA Capital Corp. *                                          5,830      292,083
                                                                      ----------
                                                                       1,355,262
                                                                      ----------
HEALTH CARE 20.0%
Biotechnology 4.3%
Connetics Corp. *                                            23,063      418,824
Cubist Pharmaceuticals, Inc. *                               27,511      334,534
ILEX Oncology, Inc. *                                        34,186      726,452
Invitrogen Corp. *                                            2,808      196,560
Martek Biosciences Corp. *                                   11,064      718,828
Sciclone Pharmaceuticals, Inc. *                             84,869      575,412
                                                                      ----------
                                                                       2,970,610
                                                                      ----------
Health Care Equipment & Supplies 6.6%
Align Technology, Inc. *                                     20,845      344,359
Cooper Companies, Inc.                                        5,976      281,649
Epix Medical, Inc. *                                         35,428      576,768
Inamed Corp. *                                                9,560      459,454
Kensey Nash Corp. *                                          28,576      664,392
Lca Vision, Inc. *                                           29,448      623,414
Matthews International Corp., Class A                         5,566      164,698
Quidel Corp. *                                               32,730      354,139
United Surgical Partners *                                    9,461      316,754
VISX, Inc. *                                                 31,034      718,437
                                                                      ----------
                                                                       4,504,064
                                                                      ----------
Health Care Providers & Services 2.3%
American Healthways, Inc.                                    16,190      386,455
Select Medical Corp.                                         37,519      610,810
VCA Antech, Inc. *                                           19,743      611,638
                                                                      ----------
                                                                       1,608,903
                                                                      ----------
Pharmaceuticals 6.8%
aaiPharma, Inc. *                                            34,132      857,396
American Pharmaceutical Partners, Inc. *                      4,056      136,265
Bradley Pharmaceuticals, Inc., Class A *                     28,867      734,088
Collagenex Pharmaceuticals, Inc. *                           64,953      728,123
Hollis Eden Pharmaceuticals *                                14,428      158,852
Indevus Pharmaceuticals, Inc. *                              84,351      496,827
Medicis Pharmaceutical Corp., Class A                         7,640      544,732
MGI Pharma, Inc. *                                           14,099      580,174
Salix Pharmaceuticals, Ltd.                                  18,030      408,740
                                                                      ----------
                                                                       4,645,197
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INDUSTRIALS 16.8%
Aerospace & Defense 1.2%
Invision Technologies, Inc. *                                 9,675   $  324,790
KVH Industries, Inc. *                                        7,055      193,801
Moog, Inc., Class A *                                         6,212      306,873
                                                                      ----------
                                                                         825,464
                                                                      ----------
Air Freight & Logistics 1.3%
J.B. Hunt Transportation Services, Inc. *                    15,771      425,975
Pacer International, Inc. *                                  20,892      422,436
                                                                      ----------
                                                                         848,411
                                                                      ----------
Airlines 1.3%
Airtran Holdings, Inc. *                                     33,722      401,292
Continental Airlines, Inc., Class B *                        30,991      504,223
                                                                      ----------
                                                                         905,515
                                                                      ----------
Building Products 0.6%
USG Corp. *                                                  25,604      424,258
                                                                      ----------
Commercial Services & Supplies 4.5%
Charles River Associates, Inc. *                              9,970      318,940
Corporate Executive Board Co. *                               8,410      392,495
Exult, Inc. *                                                90,442      643,947
Gevity HR, Inc.                                              17,133      381,038
Stericycle, Inc. *                                           13,816      645,207
Tetra Tech, Inc. *                                           28,835      716,838
                                                                      ----------
                                                                       3,098,465
                                                                      ----------
Construction & Engineering 1.9%
Dycom Industries, Inc. *                                     27,166      728,592
Mastec, Inc. *                                               39,926      591,304
                                                                      ----------
                                                                       1,319,896
                                                                      ----------
Electrical Equipment 1.1%
American Superconductor Corp. *                              26,467      366,833
II-VI, Inc. *                                                15,014      387,361
                                                                      ----------
                                                                         754,194
                                                                      ----------
Machinery 3.2%
Briggs & Stratton Corp.                                      10,169      685,390
Cascade Corp.                                                16,170      360,591
Ceradyne, Inc. *                                             15,316      521,663
Dionex Corp. *                                               13,532      622,743
                                                                      ----------
                                                                       2,190,387
                                                                      ----------
Road & Rail 1.1%
Genesee & Wyoming, Inc., Class A *                            7,137      224,815
Marten Transport, Ltd.                                       13,271      204,108
Old Dominion Freight Lines, Inc.                              9,220      314,218
                                                                      ----------
                                                                         743,141
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc., Class A                     13,858   $  381,095
                                                                      ----------
INFORMATION TECHNOLOGY 25.5%
Communications Equipment 4.4%
Avocent Corp. *                                               7,376      269,372
Captaris, Inc. *                                             72,213      405,837
Comtech Telecommunications                                   20,848      601,882
Concord Communications, Inc. *                               20,563      410,643
F5 Networks, Inc. *                                           5,719      143,547
Foundry Networks, Inc. *                                     12,497      341,918
Packeteer, Inc. *                                            15,102      256,432
Tekelec, Inc. *                                              17,584      273,431
Westell Technologies, Class A *                              46,869      295,743
                                                                      ----------
                                                                       2,998,805
                                                                      ----------
Computers & Peripherals 2.6%
Advanced Digital Information Corp. *                         45,884      642,376
Avid Technology, Inc. *                                      14,689      705,072
Electronics for Imaging, Inc. *                              10,624      276,437
Western Digital Corp. *                                      12,228      144,168
                                                                      ----------
                                                                       1,768,053
                                                                      ----------
Electronic Equipment & Instruments 4.3%
Benchmark Electronics, Inc. *                                 7,641      265,983
FLIR Systems, Inc. *                                          7,767      283,495
OSI Systems, Inc. *                                           6,512      125,096
ROFIN-SINAR Technologies, Inc. *                             23,148      799,995
Rogers Corp. *                                                7,211      318,149
Trimble Navigation, Ltd. *                                   22,540      839,390
TTM Technologies *                                           19,884      335,642
                                                                      ----------
                                                                       2,967,750
                                                                      ----------
Internet Software & Services 2.5%
Ask Jeeves, Inc. *                                           34,491      624,977
EarthLink, Inc. *                                            27,215      272,150
Infospace, Inc. *                                            10,921      251,729
Opsware, Inc. *                                              38,415      284,271
United Online, Inc. *                                        17,258      289,762
                                                                      ----------
                                                                       1,722,889
                                                                      ----------
IT Services 1.0%
eSPEED, Inc., Class A *                                       5,838      136,667
Verso Technologies, Inc. *                                  163,578      523,450
                                                                      ----------
                                                                         660,117
                                                                      ----------
Semiconductors & Semiconductor Equipment 6.2%
Conexant Systems, Inc.                                       95,839      476,320
Kulicke & Soffa Industries, Inc. *                           39,298      565,105

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
December 31, 2003

                                                           Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
MEMC Electronic Materials, Inc. *                          26,655   $   256,421
Microsemi Corp. *                                          28,228       693,844
OmniVision Technologies, Inc. *                            11,835       653,884
Power Integrations, Inc. *                                 16,444       550,216
Silicon Laboratories, Inc. *                                8,291       358,337
Ultratech Stepper, Inc. *                                  23,497       690,107
                                                                    -----------
                                                                      4,244,234
                                                                    -----------
Software 4.5%
ANSYS, Inc. *                                              15,025       596,493
Aspect Communications, Inc. *                              36,823       580,330
Progress Software Corp. *                                  20,527       419,982
Secure Computing Corp. *                                   47,288       846,928
SupportSoft, Inc. *                                        49,577       651,938
                                                                    -----------
                                                                      3,095,671
                                                                    -----------
MATERIALS 1.2%
Chemicals 0.4%
Airgas, Inc.                                                6,308       135,496
MacDermid, Inc.                                             4,420       151,341
                                                                    -----------
                                                                        286,837
                                                                    -----------
Health Care Equipment & Supplies 0.4%
Cytyc Corp.*                                               20,869       287,157
                                                                    -----------
Metals & Mining 0.4%
Peabody Energy Corp.                                        6,337       264,316
                                                                    -----------
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.5%
Cincinnati Bell, Inc. *                                   121,688       614,524
Time Warner Telecom, Inc., Class A *                       36,589       370,647
                                                                    -----------
                                                                        985,171
                                                                    -----------
Wireless Telecommunications Services 1.0%
Western Wireless Corp., Class A *                          38,327       703,684
                                                                    -----------
   Total Common Stocks                                               67,911,139
                                                                    -----------
SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Money Market Fund(o)              727,756       727,756
                                                                    -----------
Total Investments (cost $58,817,741) 100.3%                          68,638,895
Other Assets and Liabilities (0.3%)                                    (196,179)
                                                                    -----------
Net Assets 100.0%                                                   $68,442,716
                                                                    -----------

(o) Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

*    Non-income producing security

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 2003

--------------------------------------------------------------------------------
Assets
Identified cost of securities                                       $58,817,741
Net unrealized gains on securities                                    9,821,154
--------------------------------------------------------------------------------
Market value of securities                                           68,638,895
Receivable for securities sold                                        1,373,436
Dividends receivable                                                     15,259
--------------------------------------------------------------------------------
   Total assets                                                      70,027,590
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      1,565,230
Advisory fee payable                                                      3,018
Distribution Plan expenses payable                                           17
Due to other related parties                                                378
Accrued expenses and other liabilities                                   16,231
--------------------------------------------------------------------------------
   Total liabilities                                                  1,584,874
--------------------------------------------------------------------------------
Net assets                                                          $68,442,716
--------------------------------------------------------------------------------
Net assets represented by
Paid-in capital                                                     $67,654,656
Undistributed net investment loss                                           (98)
Accumulated net realized losses on securities                        (9,032,996)
Net unrealized gains on securities                                    9,821,154
--------------------------------------------------------------------------------
Total net assets                                                    $68,442,716
--------------------------------------------------------------------------------
Net assets consists of
   Class 1                                                          $67,210,702
   Class 2                                                            1,232,014
--------------------------------------------------------------------------------
Total net assets                                                    $68,442,716
--------------------------------------------------------------------------------
Shares outstanding
   Class 1                                                            6,231,157
   Class 2                                                              114,659
--------------------------------------------------------------------------------
Net asset value per share
   Class 1                                                          $     10.79
   Class 2                                                          $     10.75
--------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2003

--------------------------------------------------------------------------------
Investment income
Dividends (net of foreign withholding taxes of $1,406)              $   117,353
--------------------------------------------------------------------------------
Expenses
Advisory fee                                                            390,396
Distribution Plan expenses                                                  919
Administrative services fee                                              42,434
Transfer agent fees                                                         616
Trustees' fees and expenses                                                 690
Printing and postage expenses                                            24,956
Custodian fees                                                           10,800
Professional fees                                                        15,077
Interest expense                                                            960
Other                                                                    14,476
--------------------------------------------------------------------------------
   Total expenses                                                       501,324
   Less: Expense reductions                                              (9,754)
      Fee waivers                                                       (65,347)
--------------------------------------------------------------------------------
   Net expenses                                                         426,223
--------------------------------------------------------------------------------
Net investment loss                                                    (308,870)
--------------------------------------------------------------------------------
Net realized gains on securities                                      7,987,023
Net change in unrealized gains or losses on securities                8,165,854
--------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities            16,152,877
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $15,844,007
--------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Year Ended December 31,
                                             ------------------------------------------------------
                                                              2003                      2002 + *
---------------------------------------------------------------------------------------------------
Operations
Net investment loss                                       $   (308,870)               $   (200,663)
Net realized gains or losses on securities                   7,987,023                  (8,621,105)
Net change in unrealized gains or losses
   on securities                                             8,165,854                  (3,106,315)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                15,844,007                 (11,928,083)
---------------------------------------------------------------------------------------------------
                                               Shares                      Shares
Capital share transactions
Proceeds from shares sold
   Class 1                                    9,006,231     83,777,691    1,802,419     15,436,401
   Class 2                                      113,130      1,077,677        3,953         28,207
---------------------------------------------------------------------------------------------------
                                                            84,855,368                  15,464,608
---------------------------------------------------------------------------------------------------
Payment for shares redeemed
   Class 1                                   (6,795,084)   (60,794,162)  (2,211,303)   (18,140,461)
   Class 2                                       (2,421)       (20,241)          (3)           (22)
---------------------------------------------------------------------------------------------------
                                                           (60,814,403)                (18,140,483)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions                                             24,040,965                  (2,675,875)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     39,884,972                 (14,603,958)
Net assets
Beginning of period                                         28,557,744                  43,161,702
---------------------------------------------------------------------------------------------------
End of period                                             $ 68,442,716                $ 28,557,744
---------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                $        (98)               $          0
---------------------------------------------------------------------------------------------------

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

+ For Class 2 shares, for the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

Evergreen VA Special Equity Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.92% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended December 31, 2003, EIMC waived its fee in the amount of $65,347 which represents 0.15% of the Fund's average daily net assets. Total amounts subject to recoupment as of December 31, 2003 were $65,347.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2003, the Fund paid brokerage commissions of $47,181 to Wachovia Securities, LLC.

NOTES TO FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $143,111,640 and $119,734,173, respectively, for the year ended December 31, 2003.

On December 31, 2003, the aggregate cost of securities for federal income tax purposes was $59,435,896. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,407,194 and $1,204,195, respectively, with a net unrealized appreciation of $9,202,999.

As of December 31, 2003, the Fund had $8,414,841 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed    Unrealized    Capital Loss
Ordinary Loss   Appreciation     Carryover
-------------------------------------------
     $98         $9,202,999     $8,414,841
-------------------------------------------

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $9,754, which represents 0.02% of its average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended December 31, 2003, the Fund had average borrowings outstanding of $52,200 at a rate of 1.84% and paid interest of $960.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Special Equity Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Special Equity Fund as of December 31, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

                                [GRAPHIC OMITTED]

Boston, Massachusetts
February 6, 2004

                       This page left intentionally blank

                       This page left intentionally blank

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

TRUSTEES(1)

Charles A. Austin III        Principal occupations: Investment Counselor, Anchor
Trustee                      Capital Advisors, Inc. (investment advice);
DOB: 10/23/1934              Director, The Andover Companies (insurance);
Term of office since: 1991   Trustee, Arthritis Foundation of New England;
Other directorships: None    Director, The Francis Ouimet Society; Former
                             Investment Counselor, Appleton Partners, Inc.
                             (investment advice); Former Director, Executive
                             Vice President and Treasurer, State Street Research
                             & Management Company (investment advice); Former
                             Director, Health Development Corp.
                             (fitness-wellness centers); Former Director, Mentor
                             Income Fund, Inc.; Former Trustee, Mentor Funds and
                             Cash Resource Trust.
--------------------------------------------------------------------------------
K. Dun Gifford               Principal occupations: Chairman and President,
Trustee                      Oldways Preservation and Exchange Trust
DOB: 10/23/1938              (education); Trustee, Treasurer and Chairman of
Term of office since: 1974   the Finance Committee, Cambridge College; Former
Other directorships: None    Managing Partner, Roscommon Capital Corp.; Former
                             Chairman of the Board, Director, and Executive
                             Vice President, The London Harness Company
                             (leather goods purveyor); Former Chairman,
                             Gifford, Drescher & Associates (environmental
                             consulting); Former Director, Mentor Income Fund,
                             Inc.; Former Trustee, Mentor Funds and Cash
                             Resource Trust.
--------------------------------------------------------------------------------
Leroy Keith, Jr.             Principal occupations: Partner, Stonington
Trustee                      Partners, Inc. (private investment firm); Trustee
DOB: 2/14/1939               of Phoenix Series Fund, Phoenix Multi-Portfolio
Term of office since: 1983   Fund, and The Phoenix Big Edge Series Fund; Former
Other directorships:         Chairman of the Board and Chief Executive Officer,
Trustee, Phoenix Series      Carson Products Company (manufacturing); Former
Fund, Phoenix                Director of Phoenix Total Return Fund and Equifax,
Multi-Portfolio Fund,        Inc. (worldwide information management); Former
and The Phoenix Big Edge     President, Morehouse College; Former Director,
Series Fund                  Mentor Income Fund, Inc.; Former Trustee, Mentor
                             Funds and Cash Resource Trust.
--------------------------------------------------------------------------------
Gerald M. McDonnell          Principal occupations: Sales Manager, SMI STEEL Co.
Trustee                      - South Carolina (steel producer); Former Sales and
DOB: 7/14/1939               Marketing Management, Nucor Steel Company; Former
Term of office since: 1988   Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None    Mentor Funds and Cash Resource Trust.
--------------------------------------------------------------------------------
William Walt Pettit          Principal occupations: Partner and Vice President,
Trustee                      Kellam & Pettit, P.A. (law firm); Former Director,
DOB: 8/26/1955               Mentor Income Fund, Inc.; Former Trustee, Mentor
Term of office since: 1984   Funds and Cash Resource Trust.
Other directorships: None
--------------------------------------------------------------------------------
David M. Richardson          Principal occupations: President, Richardson,
Trustee                      Runden & Company (recruitment business
DOB: 9/19/1941               development/consulting company); Managing Director,
Term of office since: 1982   Kennedy Information, Inc. (executive recruitment
Other directorships: None    information and research company); Trustee, NDI
                             Technologies, LLP (communications); Director, J&M
                             Cumming Paper Co. (paper merchandising); Columnist,
                             Commerce and Industry Association of New Jersey;
                             Former Vice Chairman, DHR International, Inc.
                             (executive recruitment); Former Director, Mentor
                             Income Fund, Inc.; Former Trustee, Mentor Funds and
                             Cash Resource Trust.
--------------------------------------------------------------------------------
Russell A. Salton III, MD    Principal occupations: President/CEO, AccessOne
Trustee                      MedCard; Former Medical Director, Healthcare
DOB: 6/2/1947                Resource Associates, Inc.; Former Medical Director,
Term of office since: 1984   U.S. Health Care/Aetna Health Services; Former
Other directorships: None    Director, Mentor Income Fund, Inc.; Former Trustee,
                             Mentor Funds and Cash Resource Trust.
--------------------------------------------------------------------------------
Michael S. Scofield          Principal occupations: Attorney, Law Offices of
Trustee                      Michael S. Scofield; Former Director, Mentor Income
DOB: 2/20/1943               Fund, Inc.; Former Trustee, Mentor Funds and Cash
Term of office since: 1984   Resource Trust.
Other directorships: None
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS continued
--------------------------------------------------------------------------------
Richard J. Shima             Principal occupations: Independent Consultant;
Trustee                      Director, Trust Company of CT; Trustee, Saint
DOB: 8/11/1939               Joseph College (CT); Director of Hartford Hospital,
Term of office since: 1993   Old State House Association; Trustee, Greater
Other directorships: None    Hartford YMCA; Former Director of Enhance
                             Financial Services, Inc.; Former Director of CTG
                             Resources, Inc. (natural gas); Former Director,
                             Middlesex Mutual Assurance Company; Former
                             Director, Mentor Income Fund, Inc.; Former Trustee,
                             Mentor Funds and Cash Resource Trust.
--------------------------------------------------------------------------------
Richard K. Wagoner, CFA(2)   Principal occupations: Member and Former President,
Trustee                      North Carolina Securities Traders Association;
DOB: 12/12/1937              Member, Financial Analysts Society; Former Chief
Term of office since: 1999   Investment Officer, Executive Vice President and
Other directorships: None    Head of Capital Management Group, First Union
                             National Bank; Former Consultant to the Boards of
                             Trustees of the Evergreen funds; Former Member, New
                             York Stock Exchange; Former Trustee, Mentor Funds
                             and Cash Resource Trust.
--------------------------------------------------------------------------------

OFFICERS

Dennis H. Ferro(3)           President and Chief Executive Officer, Evergreen
President                    Investment Company, Inc.; President and Chief
DOB: 6/20/1945               Investment Officer, Evergreen Investment Management
Term of office since: 2003   Company, LLC and Executive Vice President,
                             Wachovia Bank, N.A.
--------------------------------------------------------------------------------
Carol Kosel(4)               Senior Vice President, Evergreen Investment
Treasurer                    Services, Inc.
DOB: 12/25/1963
Term of office since: 1999
--------------------------------------------------------------------------------
Michael H. Koonce(4)         Senior Vice President and General Counsel,
Secretary                    Evergreen Investment Services, Inc.; Senior Vice
DOB: 4/20/1960               President and Assitant General Counsel Wachovia
Term of office since: 2000   Corporation; Former Senior Vice President and
                             General Counsel, Colonial Management Associates,
                             Inc.; Former Vice President and Counsel, Colonial
                             Management Associates, Inc.
--------------------------------------------------------------------------------

(1) Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

(2) Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

(3) The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4) The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time       [GRAPHIC OMITTED]
                                              Evergreen Investments Mutual Funds

                                              Evergreen Investments
                                              200 Berkeley Street
                                              Boston, MA 02116-5034

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $248.2 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of December 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

[GRAPHIC OMITTED]   For the fifth consecutive year, Evergreen Investments has
Dalbar              earned the Dalbar Mutual Fund Service Award, which
Mutual              recognizes those firms that exceed industry norms in key
Fund                service areas. The award symbolizes the achievement of the
Service             highest tier of shareholder service within our industry. For
Award               2003, Evergreen Investments was ranked third overall.

                                                               560865 rv1 1/2004

                  EVERGREEN VA GROWTH FUND SEMI-ANNUAL REPORT

                    [GRPHIC OMITTED] EVERGREEN VA GROWTH FUND

                            Evergreen VA Growth Fund

  table of contents

1 LETTER TO SHAREHOLDERS
4 FUND AT A GLANCE
6 FINANCIAL HIGHLIGHTS
8 SCHEDULE OF INVESTMENTS
14 STATEMENT OF ASSETS AND LIABILITIES
15 STATEMENT OF OPERATIONS
16 STATEMENTS OF CHANGES IN NET ASSETS
17 NOTES TO FINANCIAL STATEMENTS
24 TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

             Mutual Funds:

             ----------------   --------------   -------------------
             NOT FDIC INSURED   MAY LOSE VALUE   NOT BANK GUARANTEED
             ----------------   --------------   -------------------

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
August 2004

[GRAPHIC OMITTED]

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Growth Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

LETTER TO SHAREHOLDERS continued
--------------------------------------------------------------------------------

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

LETTER TO SHAREHOLDERS continued
--------------------------------------------------------------------------------

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

[GRAPHIC OMITTED]

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE
--------------------------------------------------------------------------------
as of June 30, 2004

                                 MANAGEMENT TEAM

                               [GRAPHIC OMITTED]

                             Theodore W. Price, CFA
                              Small Cap Growth Team
                                  Lead Manager

                             PERFORMANCE AND RETURNS

                       Portfolio inception date: 3/3/1998

                                                            Class 1    Class 2
Class inception date                                       3/3/1998   7/31/2002
--------------------------------------------------------------------------------
6-month return                                                 3.96%       3.81%
--------------------------------------------------------------------------------
Average annual return
--------------------------------------------------------------------------------
1 year                                                        23.29%      23.06%
--------------------------------------------------------------------------------
5 year                                                         7.44%       7.34%
--------------------------------------------------------------------------------
Since portfolio inception                                      3.47%       3.39%
--------------------------------------------------------------------------------

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued
--------------------------------------------------------------------------------

                                LONG-TERM GROWTH

                               [GRAPHIC OMITTED]

Comparison of a $10,000 investment in Evergreen VA Growth Fund Class 1 shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2004, and subject to change.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                        Six Months Ended               Year Ended December 31,
                                         June 30, 2004     -----------------------------------------------
CLASS 1(1)                               (unaudited)       2003(2)   2002(2)     2001    2000(3)   1999(3)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 12.12         $  8.72   $ 11.93   $ 15.71   $ 13.87   $ 11.46
==========================================================================================================
Income from investment operations
Net investment loss                          -0.05           -0.08     -0.07     -0.06     -0.04     -0.07
Net realized and unrealized gains
   or losses on securities                    0.53            3.48     -3.14     -1.42      1.88      2.50
                                        ------------------------------------------------------------------
Total from investment operations              0.48            3.40     -3.21     -1.48      1.84      2.43
----------------------------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income                            0               0         0         0         0     -0.02
Net realized gains                               0               0         0     -2.30         0         0
                                        ------------------------------------------------------------------
Total distributions to shareholders              0               0         0     -2.30         0     -0.02
----------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 12.60         $ 12.12   $  8.72   $ 11.93   $ 15.71   $ 13.87
==========================================================================================================
Total return(4)                               3.96%          38.99%   -26.91%    -6.68%    13.27%    21.21%
==========================================================================================================
Ratios and supplemental data
Net assets, end of period (thousands)      $20,228         $19,855   $14,095   $17,505   $20,266   $15,888
Ratios to average net assets
   Expenses(5)                                0.96%(6)        1.00%     0.97%     0.90%     0.77%     1.33%
   Net investment loss                       -0.75%(6)       -0.75%    -0.69%    -0.48%    -0.24%    -0.67%
Portfolio turnover rate                         44%            118%       94%       99%      144%      143%
==========================================================================================================

(1) Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

(2) Net investment loss per share is based on average shares outstanding during the period.

(3) Effective at the close of business on February 1, 2000, Evergreen VA Growth Fund acquired the net assets of Mentor VIP Growth Portfolio. Mentor VIP Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to February 1, 2000 are those of Mentor VIP Growth Portfolio.

(4) Total return does not reflect charges attributable to your insurance company's separate account.

(5) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                        Six Months Ended   Year Ended December 31,
                                         June 30, 2004     -----------------------
CLASS 2                                    (unaudited)       2003(1)   2002(1,2)
----------------------------------------------------------------------------------
Net asset value, beginning of period         $12.08           $ 8.71   $  8.79
==================================================================================
Income from investment operations
Net investment loss                           -0.05            -0.11     -0.03
Net realized and unrealized gains
   or losses on securities                     0.51             3.48     -0.05
                                        ------------------------------------------
Total from investment operations               0.46             3.37     -0.08
----------------------------------------------------------------------------------
Net asset value, end of period               $12.54           $12.08   $  8.71
==================================================================================
Total return(3)                                3.81%           38.69%    -0.91%
==================================================================================
Ratios and supplemental data
Net assets, end of period (thousands)        $4,303           $2,570   $   264
Ratios to average net assets
   Expenses(4)                                 1.21%(5)         1.26%     1.20%(5)
   Net investment loss                        -1.00%(5)        -1.03%    -0.87%(5)
Portfolio turnover rate                          44%             118%       94%
==================================================================================

(1) Net investment loss per share is based on average shares outstanding during the period.

(2) For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

(3) Total return does not reflect charges attributable to your insurance company's separate account.

(4) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 15.5%
Automobiles 0.8%
Monaco Coach Corp.                                            6,950   $  195,782
                                                                      ----------
Hotels, Restaurants & Leisure 3.2%
Applebee's International, Inc.                                2,613       60,140
P.F. Chang's China Bistro, Inc. *                             2,800      115,220
Penn National Gaming, Inc. *                                  4,950      164,340
Rare Hospitality International, Inc. *                        4,400      109,560
Ruby Tuesday, Inc.                                            4,750      130,387
Shuffle Master, Inc. *                                        5,425      196,982
                                                                      ----------
                                                                         776,629
                                                                      ----------
Household Durables 0.3%
WCI Communities, Inc. *                                       3,708       82,725
                                                                      ----------
Internet & Catalog Retail 0.9%
GSI Commerce, Inc. *                                          4,900       47,187
Priceline.com *                                               6,200      166,966
                                                                      ----------
                                                                         214,153
                                                                      ----------
Leisure Equipment & Products 1.3%
Marvel Enterprises, Inc. *                                    8,150      159,088
SCP Pool Corp. *                                              3,350      150,750
                                                                      ----------
                                                                         309,838
                                                                      ----------
Media 2.1%
Cumulus Media, Inc., Class A *                                9,100      152,971
Radio One, Inc., Class D *                                   15,450      247,355
Spanish Broadcasting System, Inc., Class A *                 13,100      121,961
                                                                      ----------
                                                                         522,287
                                                                      ----------
Multi-line Retail 0.4%
Conn's, Inc. *                                                7,100      111,896
                                                                      ----------
Specialty Retail 6.5%
America's Car-Mart, Inc. *                                    4,200      126,126
AnnTaylor Stores Corp. *                                      4,600      133,308
Cost Plus, Inc. *                                             3,800      123,310
Guitar Center, Inc. *                                         4,100      182,327
Hibbett Sporting Goods, Inc. *                                5,287      144,599
Michaels Stores, Inc.                                         1,800       99,000
Monro Muffler Brake, Inc. *                                   5,750      139,495
Select Comfort Corp. *                                        7,000      198,800
Stage Stores, Inc. *                                          3,500      131,810
Steiner Leisure, Ltd. *                                       7,000      154,000
West Marine, Inc. *                                           5,800      155,730
                                                                      ----------
                                                                       1,588,505
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------

COMMON STOCKS continued
CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
Performance Food Group Co. *                                    3,700   $ 98,198
United Natural Foods, Inc. *                                    2,700     78,057
                                                                        --------
                                                                         176,255
                                                                        --------
ENERGY 6.0%
Energy Equipment & Services 3.9%
Grey Wolf, Inc. *                                              36,100    153,064
Lone Star Technologies, Inc. *                                  5,700    157,092
Oceaneering International, Inc. *                               5,500    188,375
Superior Energy Services, Inc. *                               20,650    207,532
Unit Corp. *                                                    8,400    264,180
                                                                        --------
                                                                         970,243
                                                                        --------
Oil & Gas 2.1%
Comstock Resources, Inc. *                                      9,500    184,870
Ultra Petroleum Corp. *                                         8,750    326,638
                                                                        --------
                                                                         511,508
                                                                        --------
FINANCIALS 8.6%
Capital Markets 0.8%
Investors Financial Services Corp.                              4,450    193,931
                                                                        --------
Commercial Banks 2.9%
Boston Private Financial Holdings, Inc.                         5,050    116,958
East West Bancorp, Inc.                                         7,078    217,295
Silicon Valley Bancshares *                                     3,300    130,845
Southwest Bancorp of Texas, Inc.                                5,800    255,896
                                                                        --------
                                                                         720,994
                                                                        --------
Consumer Finance 0.7%
Asta Funding, Inc.                                              9,594    166,936
                                                                        --------
Insurance 3.2%
Argonaut Group, Inc. *                                          7,800    143,754
HCC Insurance Holdings, Inc.                                    4,450    148,674
Hub International, Ltd.                                         9,100    173,719
Markel Corp. *                                                    850    235,875
U.S.I. Holdings Corp. *                                         5,561     87,864
                                                                        --------
                                                                         789,886
                                                                        --------
Thrifts & Mortgage Finance 1.0%
BankAtlantic Bancorp, Inc., Class A                             7,400    136,530
Dime Community Bancshares, Inc.                                 6,050    105,754
                                                                        --------
                                                                         242,284
                                                                        --------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS continued
HEALTH CARE 17.4%
Biotechnology 4.0%
Celgene Corp. *                                               1,900   $  108,794
Connetics Corp. *                                             7,500      151,500
DOV Pharmaceutical, Inc. *                                    7,900      110,284
Isis Pharmaceuticals, Inc. *                                 15,600       89,544
Martek Biosciences Corp. *                                    3,550      199,403
Onyx Pharmaceuticals, Inc. *                                  3,500      148,260
Telik, Inc. *                                                 6,750      161,123
                                                                      ----------
                                                                         968,908
                                                                      ----------
Health Care Equipment & Supplies 5.2%
American Medical Systems Holdings, Inc. *                     6,150      207,255
Inamed Corp. *                                                2,300      144,555
Kensey Nash Corp. *                                           4,700      162,150
Kinetic Concepts, Inc. *                                      1,100       54,890
Kyphon, Inc. *                                                5,100      143,718
ResMed, Inc. *                                                2,800      142,688
Respironics, Inc. *                                           4,350      255,562
Wright Medical Group, Inc. *                                  4,400      156,640
                                                                      ----------
                                                                       1,267,458
                                                                      ----------
Health Care Providers & Services 5.8%
Advisory Board Co. *                                          3,400      121,040
Beverly Enterprises, Inc. *                                  14,500      124,700
Centene Corp. *                                               4,700      181,185
LabOne, Inc. *                                                4,700      149,366
Pediatrix Medical Group, Inc. *                               3,000      209,550
PSS World Medical, Inc. *                                    14,000      156,800
Psychiatric Solutions, Inc. *                                 3,700       92,241
Select Medical Corp.                                          9,500      127,490
Symbion, Inc. *                                               3,800       66,348
VCA Antech, Inc. *                                            4,400      197,208
                                                                      ----------
                                                                       1,425,928
                                                                      ----------
Pharmaceuticals 2.4%
AtheroGenics, Inc. *                                          7,300      138,919
Bradley Pharmaceuticals, Inc., Class A *                      6,800      189,720
Medicines Co. *                                               3,900      118,989
Medicis Pharmaceutical Corp., Class A                         3,600      143,820
                                                                      ----------
                                                                         591,448
                                                                      ----------
INDUSTRIALS 16.9%
Aerospace & Defense 0.6%
Sypris Solutions, Inc.                                        7,400      142,006
                                                                      ----------
Air Freight & Logistics 2.1%
Forward Air Corp. *                                           7,100      265,540
UTi Worldwide, Inc.                                           4,950      260,815
                                                                      ----------
                                                                         526,355
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.7%
SkyWest, Inc.                                                 9,350   $  162,784
                                                                      ----------
Commercial Services & Supplies 3.9%
Corrections Corporation of America *                          4,800      189,552
DiamondCluster International, Inc., Class A *                13,500      117,315
Heidrick & Struggles International, Inc. *                    6,700      198,856
Kforce, Inc. *                                               15,000      141,600
Resources Connection, Inc. *                                  3,200      125,152
Stericycle, Inc. *                                            3,750      194,025
                                                                      ----------
                                                                         966,500
                                                                      ----------
Electrical Equipment 1.1%
Power-One, Inc. *                                            24,850      272,853
                                                                      ----------
Machinery 5.5%
Actuant Corp., Class A *                                      7,700      300,223
IDEX Corp.                                                    6,800      233,580
Kennametal, Inc.                                              5,100      233,580
Nordson Corp.                                                 4,500      195,165
Oshkosh Truck Corp.                                           4,200      240,702
Terex Corp. *                                                 4,000      136,520
                                                                      ----------
                                                                       1,339,770
                                                                      ----------
Road & Rail 0.7%
Old Dominion Freight Line, Inc. *                             5,800      170,984
                                                                      ----------
Trading Companies & Distributors 2.3%
Hughes Supply, Inc.                                           4,700      276,971
MSC Industrial Direct Co., Inc., Class A                      8,850      290,634
                                                                      ----------
                                                                         567,605
                                                                      ----------
INFORMATION TECHNOLOGY 31.5%
Communications Equipment 5.8%
Andrew Corp. *                                               15,800      316,158
AudioCodes, Ltd. *                                           11,764      140,933
F5 Networks, Inc. *                                           9,300      246,264
NetSolve, Inc. *                                             19,000      188,100
Packeteer, Inc. *                                             6,600      106,590
Powerwave Technologies, Inc. *                               26,300      202,510
Stratex Networks, Inc. *                                     22,000       64,900
ViaSat, Inc. *                                                6,100      152,195
                                                                      ----------
                                                                       1,417,650
                                                                      ----------
Computers & Peripherals 1.7%
Applied Films Corp. *                                         5,700      165,414
InFocus Corp. *                                              10,200       86,700
Synaptics, Inc. *                                             8,300      158,945
                                                                      ----------
                                                                         411,059
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 2.0%
Aeroflex, Inc.*                                              18,500   $  265,105
Benchmark Electronics, Inc.*                                  6,625      192,788
Parlex Corp.*                                                 5,290       34,385
                                                                      ----------
                                                                         492,278
                                                                      ----------
Internet Software & Services 4.5%
Ask Jeeves, Inc.*                                             2,700      105,381
Digital River, Inc.*                                          4,000      130,520
Equinix, Inc.*                                                8,378      284,349
Interwoven, Inc.*                                            10,900      110,090
NIC, Inc.*                                                    9,900       70,983
Openwave Systems, Inc.*                                      18,084      229,667
Retek, Inc.*                                                  9,300       57,102
ValueClick, Inc.*                                             9,500      113,810
                                                                      ----------
                                                                       1,101,902
                                                                      ----------
IT Services 4.4%
Alliance Data Systems Corp.*                                  5,250      221,812
Cognizant Technology Solutions Corp., Class A*                6,100      155,001
eFunds Corp.*                                                13,600      238,000
Global Payments, Inc.                                         5,550      249,861
MPS Group, Inc.*                                             18,150      219,978
                                                                      ----------
                                                                       1,084,652
                                                                      ----------
Semiconductors & Semiconductor Equipment 6.9%
ATMI, Inc.*                                                  12,250      334,547
August Technology Corp.*                                      5,600       70,224
Exar Corp.*                                                  17,550      257,283
Genesis Microchip, Inc.*                                      8,900      122,553
LTX Corp.*                                                   20,000      216,200
Micrel, Inc.*                                                 9,450      114,818
Pixelworks, Inc.*                                             7,000      107,240
Semtech Corp.*                                               10,700      251,878
Silicon Image, Inc.*                                         15,500      203,515
Sipex Corp.*                                                  3,100       17,670
                                                                      ----------
                                                                       1,695,928
                                                                      ----------
Software 6.2%
Activision, Inc.*                                             8,000      127,200
Agile Software Corp.*                                        28,400      248,500
ANSYS, Inc.*                                                  2,400      112,800
Aspen Technology, Inc.*                                      10,900       79,134
Callidus Software, Inc.*                                      3,600       18,720
Concur Technologies, Inc.*                                    8,000       85,600
Kronos, Inc.*                                                 3,400      140,080
Micromuse, Inc.*                                             16,700      111,723

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                          Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
MicroStrategy, Inc., Class A*                               1,900   $    81,130
Moldflow Corp.*                                            17,100       186,732
RSA Security, Inc.*                                         9,200       188,324
Sonic Solutions*                                            6,500       138,125
                                                                    -----------
                                                                      1,518,068
                                                                    -----------
MATERIALS 0.6%
Chemicals 0.6%
Headwaters, Inc.*                                           5,300       137,429
                                                                    -----------
TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunications Services 0.3%
Alamosa Holdings, Inc.*                                    10,000        73,500
                                                                    -----------
   Total Common Stocks (cost $18,957,877)                            23,908,917
                                                                    -----------
SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money Market Fund (o)
   (cost $1,107,714)                                    1,107,714     1,107,714
                                                                    -----------
Total Investments (cost $20,065,591) 102.0%                          25,016,631
Other Assets and Liabilities (2.0%)                                    (486,210)
                                                                    -----------
Net Assets 100.0%                                                   $24,530,421
                                                                    -----------

*    Non-income producing security

(o) Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

--------------------------------------------------------------------------------
Assets
Investments in securities, at value (cost $20,065,591)              $25,016,631
Receivable for securities sold                                           50,993
Dividends receivable                                                      2,070
Prepaid expenses and other assets                                           733
-------------------------------------------------------------------------------
   Total assets                                                      25,070,427
-------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        528,787
Advisory fee payable                                                        696
Distribution Plan expenses payable                                           29
Due to other related parties                                                280
Accrued expenses and other liabilities                                   10,214
-------------------------------------------------------------------------------
   Total liabilities                                                    540,006
-------------------------------------------------------------------------------
Net assets                                                          $24,530,421
-------------------------------------------------------------------------------
Net assets represented by
Paid-in capital                                                     $21,522,219
Undistributed net investment loss                                       (93,566)
Accumulated net realized losses on securities                        (1,849,272)
Net unrealized gains on securities                                    4,951,040
-------------------------------------------------------------------------------
Total net assets                                                    $24,530,421
-------------------------------------------------------------------------------
Net assets consists of
   Class 1                                                          $20,227,813
   Class 2                                                            4,302,608
-------------------------------------------------------------------------------
Total net assets                                                    $24,530,421
-------------------------------------------------------------------------------
Shares outstanding
   Class 1                                                            1,605,020
   Class 2                                                              343,079
-------------------------------------------------------------------------------
Net asset value per share
   Class 1                                                          $     12.60
   Class 2                                                          $     12.54
-------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2004 (unaudited)

--------------------------------------------------------------------------------
Investment income
Dividends (net of withholding tax of $123)                             $ 20,152
Income from affiliate                                                     4,810
--------------------------------------------------------------------------------
Total investment income                                                  24,962
--------------------------------------------------------------------------------
Expenses
Advisory fee                                                             83,127
Distribution Plan expenses                                                4,473
Administrative services fee                                              11,860
Transfer agent fees                                                         255
Trustees' fees and expenses                                                 262
Printing and postage expenses                                             7,460
Custodian and accounting fees                                             3,206
Professional fees                                                         7,021
Other                                                                       855
--------------------------------------------------------------------------------
   Total expenses                                                       118,519
   Less: Expense reductions                                                 (43)
--------------------------------------------------------------------------------
   Net expenses                                                         118,476
--------------------------------------------------------------------------------
Net investment loss                                                     (93,514)
--------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
Net realized gains on securites                                         811,606
Net change in unrealized gains or losses on securities                  165,208
--------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities               976,814
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $883,300
--------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              Six Months Ended
                                                June 30, 2004            Year Ended
                                                 (unaudited)          December 31, 2003
-------------------------------------------------------------------------------------------
Operations
Net investment loss                                   $   (93,514)             $  (131,866)
Net realized gains on securities                          811,606                1,710,514
Net change in unrealized gains or losses
   on securities                                          165,208                4,135,016
-------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                                        883,300                5,713,664
-------------------------------------------------------------------------------------------
                                            Shares                   Shares
Capital share transactions
Proceeds from shares sold
   Class 1                                  128,019     1,606,838    386,093     4,084,419
   Class 2
137,320     1,707,073    265,096     2,662,828
-------------------------------------------------------------------------------------------
                                                        3,313,911                6,747,247
-------------------------------------------------------------------------------------------
Payment for shares redeemed
   Class 1                                 (160,720)   (2,006,290)  (365,229)   (3,683,000)
   Class 2                                   (7,004)      (85,094)   (82,680)     (712,861)
-------------------------------------------------------------------------------------------
                                                       (2,091,384)              (4,395,861)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from capital share transactions                      1,222,527                2,351,386
-------------------------------------------------------------------------------------------
Total increase in net assets                            2,105,827                8,065,050
Net assets
Beginning of period                                    22,424,594               14,359,544
-------------------------------------------------------------------------------------------
End of period                                         $24,530,421              $22,424,594
-------------------------------------------------------------------------------------------
Undistributed net investment loss                     $   (93,566)             $       (52)
-------------------------------------------------------------------------------------------

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

Evergreen VA Growth Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
--------------------------------------------------------------------------------

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2004 were $13,492.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $1,580 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $11,737,687 and $10,076,202, respectively, for the six months ended June 30, 2004.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
--------------------------------------------------------------------------------

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $20,228,501. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,261,035 and $472,905, respectively, with a net unrealized appreciation of $4,788,130.

As of December 31, 2003, the Fund had $2,380,100 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
--------------------------------------------------------------------------------

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
--------------------------------------------------------------------------------

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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                                       22

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                                       23

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

TRUSTEES(1)

Charles A. Austin III           Principal occupations: Investment Counselor,
Trustee                         Anchor Capital Advisors, Inc. (investment
DOB: 10/23/1934                 advice); Director, The Andover Companies
Term of office since: 1991      (insurance); Trustee, Arthritis Foundation of
Other directorships: None       New England; Director, The Francis Ouimet
                                Society; Former Director, Health Development
                                Corp. (fitness-wellness centers); Former
                                Director, Mentor Income Fund, Inc.; Former
                                Trustee, Mentor Funds and Cash Resource Trust;
                                Former Investment Counselor, Appleton Partners,
                                Inc. (investment advice); Former Director,
                                Executive Vice President and Treasurer, State
                                Street Research & Management Company (investment

--------------------------------------------------------------------------------
Shirley L. Fulton               Principal occupations: Partner, Helms, Henderson
Trustee                         & Fulton, P.A. (law firm); Retired Senior
DOB: 1/10/1952                  Resident Superior Court Judge, 26th Judicial
Term of office since: 2004      District, Charlotte, NC
Other directorships: None
--------------------------------------------------------------------------------
K. Dun Gifford                  Principal occupations: Chairman and President,
Trustee                         Oldways Preservation and Exchange Trust
DOB: 10/23/1938                 (education); Trustee, Treasurer and Chairman of
Term of office since: 1974      the Finance Committee, Cambridge College; Former
Other directorships: None       Chairman of the Board, Director, and Executive
                                Vice President, The London Harness Company
                                (leather goods purveyor); Former Director,
                                Mentor Income Fund, Inc.; Former Trustee, Mentor
                                Funds and Cash Resource Trust
--------------------------------------------------------------------------------
Dr. Leroy Keith, Jr.            Principal occupations: Partner, Stonington
Trustee                         Partners, Inc. (private investment firm);
DOB: 2/14/1939                  Trustee of Phoenix Series Fund, Phoenix
Term of office since: 1983      Multi-Portfolio Fund, and The Phoenix Big Edge
Other directorships: Trustee,   Series Fund; Former Chairman of the Board and
Phoenix Series Fund,            Chief Executive Officer, Carson Products Company
Phoenix Multi-Portfolio         (manufacturing); Director, Obagi Medical
Fund, and The Phoenix Big       Products Co.; Director, Lincoln Educational
Edge Series Fund                Services; Director, Diversapack Co.; Former
                                President, Morehouse College; Former Director,
                                Mentor Income Fund, Inc.; Former Trustee, Mentor
                                Funds and Cash Resource Trust
--------------------------------------------------------------------------------
Gerald M. McDonnell             Principal occupations: Manager of Commercial
Trustee                         Operations, SMI STEEL Co. - South Carolina
DOB: 7/14/1939                  (steel producer); Former Sales and Marketing
Term of office since: 1988      Management, Nucor Steel Company; Former
Other directorships: None       Director, Mentor Income Fund, Inc.; Former
                                Trustee, Mentor Funds and Cash Resource Trust
--------------------------------------------------------------------------------
William Walt Pettit             Principal occupations: Partner and Vice
Trustee                         President, Kellam & Pettit, P.A. (law firm);
DOB: 8/26/1955                  Former Director, Mentor Income Fund, Inc.;
Term of office since: 1984      Former Trustee, Mentor Funds and Cash Resource
Other directorships: None       Trust
--------------------------------------------------------------------------------
David M. Richardson             Principal occupations: President, Richardson,
Trustee                         Runden & Company (executive recruitment business
DOB: 9/19/1941                  development/consulting company); Consultant,
Term of office since: 1982      Kennedy Information, Inc. (executive recruitment
Other directorships: None       information and research company); Consultant,
                                AESC (The Association of Retained Executive
                                Search Consultants); Trustee, NDI Technologies,
                                LLP (communications); Director, J&M Cumming
                                Paper Co. (paper merchandising); Former Vice
                                Chairman, DHR International, Inc. (executive
                                recruitment); Former Director, Mentor Income
                                Fund, Inc.; Former Trustee, Mentor Funds and
                                Cash Resource Trust
--------------------------------------------------------------------------------
Dr. Russell A. Salton III       Principal occupations: President/CEO, AccessOne
Trustee                         MedCard; Former Medical Director, Healthcare
Director, DOB: 6/2/1947         Resource Associates, Inc.; Former Medical
Term of office since: 1984      Director, U.S. Health Care/Aetna Health
Other directorships: None       Services; Former Mentor Income Fund, Inc.;
                                Former Trustee, Mentor Funds and Cash Resource
                                Trust
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS continued
--------------------------------------------------------------------------------
Michael S. Scofield             Principal occupations: Attorney, Law Offices of
Trustee                         Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943                  Income Fund, Inc.; Former Trustee, Mentor Funds
Term of office since: 1984      and Cash Resource Trust
Other directorships: None
--------------------------------------------------------------------------------
Richard J. Shima                Principal occupations: Independent Consultant;
Trustee                         Director, Trust Company of CT; Trustee, Saint
DOB: 8/11/1939                  Joseph College (CT); Director, Hartford
Term of office since: 1993      Hospital; Trustee, Greater Hartford YMCA; Former
Other directorships: None       Director, Enhance Financial Services, Inc.;
                                Former Director, Old State House Association;
                                Former Director of CTG Resources, Inc. (natural
                                gas); Former Director, Mentor Income Fund, Inc.;
                                Former Trustee, Mentor Funds and Cash Resource
                                Trust
--------------------------------------------------------------------------------
Richard K. Wagoner, CFA(2)      Principal occupations: Member and Former
Trustee                         President, North Carolina Securities Traders
DOB: 12/12/1937                 Association; Member, Financial Analysts Society;
Term of office since: 1999      Former Consultant to the Boards of Trustees of
Other directorships: None       the Evergreen funds; Former Trustee, Mentor
                                Funds and Cash Resource Trust
--------------------------------------------------------------------------------

OFFICERS

Dennis H. Ferro(3)              Principal occupations: President, Chief
President                       Executive Officer and Chief Investment Officer,
DOB: 6/20/1945                  Evergreen Investment Company, Inc. and Executive
Term of office since: 2003      Vice President, Wachovia Bank, N.A.
--------------------------------------------------------------------------------
Carol Kosel(4)                  Principal occupations: Senior Vice President,
Treasurer                       Evergreen Investment Services, Inc.
DOB: 12/25/1963
Term of office since: 1999
--------------------------------------------------------------------------------
Michael H. Koonce(4)            Principal occupations: Senior Vice President and
Secretary                       General Counsel, Evergreen Investment Services,
DOB: 4/20/1960                  Inc.; Senior Vice President and Assistant
Term of office since: 2000      General Counsel, Wachovia Corporation
--------------------------------------------------------------------------------

(1) Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

(2) Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

(3) The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME       [GRAPHIC OMITTED]
                                              Evergreen Investments Mutual Funds

                                              Evergreen Investments
                                              200 Berkeley Street
                                              Boston, MA 02116-5034

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

     Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

     Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

     Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

     Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

[GRAPHIC OMITTED]   For the fifth consecutive year, Evergreen Investments has
Dalbar              earned the Dalbar Mutual Fund Service Award, which
Mutual              recognizes those firms that exceed industry norms in key
Fund                areas. The award symbolizes the achievement of the highest
Service             tier of shareholder service within our industry. For 2003,
Award               Evergreen Investments was ranked third overall.

                                                               566900 rv1 8/2004

              EVERGREEN VA SPECIAL EQUITY FUND SEMI-ANNUAL REPORT

    [GRAPHIC OMITTED] Evergreen VA Special Equity Fund

                        Evergreen VA Special Equity Fund

   table of contents

 1 LETTER TO SHAREHOLDERS
 4 FUND AT A GLANCE
 6 FINANCIAL HIGHLIGHTS
 8 SCHEDULE OF INVESTMENTS
14 STATEMENT OF ASSETS AND LIABILITIES
15 STATEMENT OF OPERATIONS
16 STATEMENTS OF CHANGES IN NET ASSETS
17 NOTES TO FINANCIAL STATEMENTS
24 TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

             Mutual Funds:

             ----------------   --------------   -------------------
             NOT FDIC INSURED   MAY LOSE VALUE   NOT BANK GUARANTEED
             ----------------   --------------   -------------------

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
August 2004

[GRAPHIC OMITTED]

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Special Equity Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

LETTER TO SHAREHOLDERS continued
--------------------------------------------------------------------------------

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

LETTER TO SHAREHOLDERS continued
--------------------------------------------------------------------------------

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

[GRAPHIC OMITTED]

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE
--------------------------------------------------------------------------------
as of June 30, 2004

                                 MANAGEMENT TEAM

                                [GRAPHIC OMITTED]

                         Timothy M. Stevenson, CFA, CMT
                               Special Equity Team
                                  Lead Manager

                             PERFORMANCE AND RETURNS

                       Portfolio inception date: 9/29/1999

                             Class 1     Class 2
Class inception date        9/29/1999   7/31/2002
-------------------------------------------------
6-month return                 2.22%       2.14%
-------------------------------------------------
Average annual return
-------------------------------------------------
1 year                        29.31%      29.02%
-------------------------------------------------
Since portfolio inception      2.64%       2.54%
-------------------------------------------------

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

FUND AT A GLANCE continued
--------------------------------------------------------------------------------

                                LONG-TERM GROWTH

                                [GRAPHIC OMITTED]

Comparison of a $10,000 investment in Evergreen VA Special Equity Fund Class 1 shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.
--------------------------------------------------------------------------------

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2004, and subject to change.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                        Six Months Ended                 Year Ended December 31,
                                          June 30, 2004    ---------------------------------------------------
CLASS 1(1)                               (unaudited)(2)      2003    2002(2)     2001      2000    1999(3)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 10.79         $  7.10   $  9.75   $ 10.61   $ 11.84    $10.00
==============================================================================================================
Income from investment operations
Net investment loss                          -0.04           -0.05     -0.05     -0.01     -0.01         0
Net realized and unrealized gains
   or losses on securities                    0.28            3.74     -2.60     -0.85     -0.91      1.88
                                        ----------------------------------------------------------------------
                                              0.24            3.69     -2.65     -0.86     -0.92      1.88
--------------------------------------------------------------------------------------------------------------
Total from investment operations
                                                 0               0         0         0     -0.31     -0.04
Distributions to shareholders from
   net realized gains
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 11.03         $ 10.79   $  7.10   $  9.75   $ 10.61    $11.84
==============================================================================================================
Total return(4)                               2.22%          51.97%   -27.18%    -8.11%    -8.34%    18.87%
==============================================================================================================
Ratios and supplemental data
Net assets, end of period (thousands)      $62,606         $67,211   $28,530   $43,162   $20,905    $3,059
Ratios to average net assets
   Expenses(5)                                1.02%(6)        1.03%     1.03%     1.03%     1.04%     1.03%(6)
   Net investment loss                       -0.70%(6)       -0.73%    -0.57%    -0.21%    -0.17%    -0.07%(6)
Portfolio turnover rate                        121%            288%      169%      160%      294%      104%
==============================================================================================================

(1) Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

(2) Net investment loss per share is based on average shares outstanding during the period.

(3) For the period from September 29, 1999 (commencement of class operations), to December 31, 1999.

(4) Total return does not reflect charges attributable to your insurance company's separate account.

(5) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                        Six Months Ended   Year Ended December 31,
                                          June 30, 2004    -----------------------
                                         (unaudited)(1)       2003     2002(1,2)
----------------------------------------------------------------------------------
CLASS 2
Net asset value, beginning of period        $10.75           $ 7.08   $ 7.26
==================================================================================
Income from investment operations
Net investment loss                          -0.05            -0.04    -0.02
Net realized and unrealized gains
   or losses on securities                    0.28             3.71    -0.16
                                        ------------------------------------------
Total from investment operations              0.23             3.67    -0.18
----------------------------------------------------------------------------------
Net asset value, end of period              $10.98           $10.75   $ 7.08
==================================================================================
Total return(3)                               2.14%           51.84%   -2.48%
==================================================================================
Ratios and supplemental data
Net assets, end of period (thousands)       $2,341           $1,232   $   28
Ratios to average net assets
   Expenses(4)                                1.29%(5)         1.29%    1.37%(5)
   Net investment loss                       -0.95%(5)        -1.00%   -0.56%(5)
Portfolio turnover rate                        121%             288%     169%
==================================================================================

(1) Net investment loss per share is based on average shares outstanding during the period.

(2) For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

(3) Total return does not reflect charges attributable to your insurance company's separate account.

(4) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 14.1%
Automobiles 1.0%
Monaco Coach Corp.                                           23,663   $  666,587
                                                                      ----------
Food Products 0.6%
Pilgrims Pride Corp.                                         12,964      375,178
                                                                      ----------
Hotels, Restaurants & Leisure 2.0%
Ameristar Casinos, Inc. *                                    17,063      572,976
Choice Hotels, Inc.                                          10,826      543,032
Station Casinos, Inc.                                         3,598      174,143
                                                                      ----------
                                                                       1,290,151
                                                                      ----------
Household Durables 0.6%
Jarden Corp. *                                               11,249      404,851
                                                                      ----------
Internet & Catalog Retail 0.8%
Insight Enterprises, Inc. *                                  30,597      543,403
                                                                      ----------
Leisure Equipment & Products 0.6%
Marinemax, Inc.                                              13,250      380,010
                                                                      ----------
Media 0.2%
Getty Images, Inc. *                                          2,512      150,720
                                                                      ----------
Specialty Retail 6.2%
Aaron Rents, Inc., Class B                                   18,769      622,005
AnnTaylor Stores Corp. *                                     20,657      598,640
Big 5 Sporting Goods Corp.                                   22,928      600,484
Brookstone, Inc.                                             23,749      476,167
TBC Corp. *                                                  15,592      371,090
Tractor Supply Co. *                                         17,640      737,705
West Marine, Inc. *                                           8,194      220,009
Zale Corp. *                                                 14,548      396,578
                                                                      ----------
                                                                       4,022,678
                                                                      ----------
Textiles, Apparel & Luxury Goods 2.1%
Deckers Outdoor Corp.                                        14,362      423,535
Guess, Inc. *                                                30,648      493,433
Timberland Co., Class A *                                     2,072      133,831
Wolverine World Wide, Inc.                                   10,400      273,000
                                                                      ----------
                                                                       1,323,799
                                                                      ----------
CONSUMER STAPLES 1.5%
Food & Staples Retailing 1.5%
7-Eleven, Inc. *                                             33,126      591,299
Pantry, Inc.                                                 17,404      379,407
                                                                      ----------
                                                                         970,706
                                                                      ----------
ENERGY 4.8%
Oil & Gas 4.8%
Edge Petroleum Corp.                                         24,556      417,452
General Maritime Corp.                                       22,743      624,068

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Harvest Natural Resources, Inc.                              36,987   $  551,476
KCS Energy, Inc. *                                           38,018      506,400
Patina Oil & Gas Corp.                                       19,233      574,490
Petroleum Development Corp.                                  16,057      440,283
                                                                      ----------
                                                                       3,114,169
                                                                      ----------
FINANCIALS 6.6%
Commercial Banks 1.5%
East West Bancorp, Inc.                                       8,926      274,028
PrivateBancorp, Inc.                                         10,925      300,001
UCBH Holdings, Inc.                                          10,760      425,235
                                                                      ----------
                                                                         999,264
                                                                      ----------
Consumer Finance 0.7%
Cash America International, Inc.                             18,577      427,271
                                                                      ----------
Diversified Financial Services 1.6%
First Cash Financial Services, Inc.                          18,070      384,530
First Republic Bank                                          10,838      466,901
Instinet Group, Inc. *                                       40,490      213,787
                                                                      ----------
                                                                       1,065,218
                                                                      ----------
Insurance 0.9%
Delphi Financial Group, Inc.                                 12,365      550,242
                                                                      ----------
Real Estate 0.7%
Omega Healthcare Investors, Inc. REIT                        46,434      466,197
                                                                      ----------
Thrifts & Mortgage Finance 1.2%
Commercial Capital Bancorp, Inc.                             30,179      524,209
New Century Financial Corp.                                   5,309      248,568
                                                                      ----------
                                                                         772,777
                                                                      ----------
HEALTH CARE 17.6%
Biotechnology 2.8%
Dyax Corp. *                                                 11,914      139,990
Encysive Pharmaceuticals, Inc.                               21,492      182,682
Gen-Probe, Inc.                                              15,942      754,375
Invitrogen Corp. *                                            8,920      642,151
Nuvelo, Inc.                                                 12,660      121,789
                                                                      ----------
                                                                       1,840,987
                                                                      ----------
Health Care Equipment & Supplies 7.4%
Cooper Companies, Inc.                                        8,132      513,699
DJ Orthopedics, Inc. *                                       20,318      467,314
Illumina, Inc.                                               36,024      228,752
Inamed Corp. *                                                3,869      243,167
LCA Vision, Inc. *                                           24,556      715,316
Ocular Sciences, Inc. *                                      14,158      538,004

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Respironics, Inc. *                                          10,636   $  624,865
United Surgical Partners International, Inc. *               12,978      512,242
Urologix, Inc., *                                            20,941      323,329
Vascular Solutions, Inc.                                     48,595      503,930
VISX, Inc. *                                                  4,972      132,852
                                                                      ----------
                                                                       4,803,470
                                                                      ----------
Health Care Providers & Services 4.8%
America Service Group, Inc.                                   7,493      260,382
Andrx Corp. *                                                21,133      590,245
Pediatrix Medical Group, Inc. *                               7,867      549,510
Province Healthcare Co. *                                    29,667      508,789
VCA Antech, Inc. *                                           15,083      676,020
Ventiv Health, Inc. *                                        34,074      527,465
                                                                      ----------
                                                                       3,112,411
                                                                      ----------
Pharmaceuticals 2.6%
Bradley Pharmaceuticals, Inc., Class A *                     10,133      282,711
First Horizon Pharmaceutical Corp. *                         28,307      535,002
Indevus Pharmaceuticals, Inc. *                              39,052      240,170
Introgen Therapeutics, Inc.                                  42,223      180,292
MGI Pharma, Inc. *                                           15,909      429,702
                                                                      ----------
                                                                       1,667,877
                                                                      ----------
INDUSTRIALS 21.9%
Aerospace & Defense 1.6%
Innovative Solutions & Support, Inc.                         17,833      348,100
Moog, Inc., Class A *                                        12,291      456,119
SI International, Inc.                                       12,218      249,125
                                                                      ----------
                                                                       1,053,344
                                                                      ----------
Air Freight & Logistics 0.8%
J.B. Hunt Transport Services, Inc.                           13,053      503,585
                                                                      ----------
Airlines 0.8%
SkyWest, Inc.                                                30,579      532,380
                                                                      ----------
Commercial Services & Supplies 6.5%
Banta Corp.                                                   9,892      439,304
Bright Horizons Family Solutions, Inc. *                      6,461      346,374
Gevity HR, Inc.                                              22,420      587,180
Heidrick & Struggles International, Inc. *                   21,562      639,960
Imagistics International, Inc. *                             13,903      492,166
Labor Ready, Inc. *                                          44,716      693,098
Mine Safety Appliances Co.                                   11,608      391,190
Spherion Corp. *                                             51,440      521,602
Stericycle, Inc. *                                            2,607      134,886
                                                                      ----------
                                                                       4,245,760
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 1.1%
Dycom Industries, Inc. *                                     24,835   $  695,380
                                                                      ----------
Electrical Equipment 0.7%
Littelfuse, Inc.                                             11,556      490,090
                                                                      ----------
Machinery 7.3%
Briggs & Stratton Corp.                                       7,377      651,758
Ceradyne, Inc. *                                             17,992      643,574
Crane Co.                                                    10,671      334,963
Cummins, Inc.                                                10,162      635,125
Dionex Corp. *                                               11,765      649,075
Graco, Inc.                                                  17,392      540,021
Middleby Corp.                                                9,578      523,150
Oshkosh Truck Corp.                                           4,765      273,082
Terex Corp. *                                                14,575      497,445
                                                                      ----------
                                                                       4,748,193
                                                                      ----------
Road & Rail 1.5%
Genesee & Wyoming, Inc., Class A *                           21,685      513,934
Marten Transport, Ltd.                                       23,247      433,557
                                                                      ----------
                                                                         947,491
                                                                      ----------
Trading Companies & Distributors 1.6%
Hughes Supply, Inc.                                           9,342      550,524
MSC Industrial Direct Co., Inc., Class A                     14,225      467,149
                                                                      ----------
                                                                       1,017,673
                                                                      ----------
INFORMATION TECHNOLOGY 27.3%
Communications Equipment 3.5%
Applied Signal Technology, Inc.                              17,387      609,414
C-COR.net Corp. *                                            28,753      295,869
Captaris, Inc. *                                             38,264      247,186
Intervoice Brite, Inc.                                       37,688      432,281
Plantronics, Inc. *                                          15,811      665,643
                                                                      ----------
                                                                       2,250,393
                                                                      ----------
Computers & Peripherals 1.3%
Electronics for Imaging, Inc. *                               9,118      257,675
M Systems Flash Disk Pioneers, Ltd. *                        25,011      372,914
Quantum Fuel Systems Technologies Worldwide, Inc.            33,905      206,142
                                                                      ----------
                                                                         836,731
                                                                      ----------
Electronic Equipment & Instruments 5.4%
Benchmark Electronics, Inc. *                                10,541      306,743
California Micro Devices Corp.                               38,966      449,278
FLIR Systems, Inc. *                                          2,735      150,152
Lecroy Corp.                                                 15,531      279,713
Metrologic Instruments, Inc.                                 19,978      398,361
Orbotech, Ltd.                                               24,625      501,119

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Rogers Corp. *                                                4,025   $  281,347
TTM Technologies, Inc. *                                     48,656      576,574
Varian Semiconductor Equipment, Inc. *                       15,418      594,518
                                                                      ----------
                                                                       3,537,805
                                                                      ----------
Internet Software & Services 3.2%
Digitas, Inc.                                                53,857      594,043
Equinix, Inc. *                                               8,414      285,571
Tyler Technologies, Inc.                                     61,447      581,288
ValueClick, Inc. *                                           52,647      630,711
                                                                      ----------
                                                                       2,091,613
                                                                      ----------
Semiconductors & Semiconductor Equipment 10.0%
Axcelis Technologies, Inc. *                                 21,550      268,082
Brooks Automation, Inc.                                      28,057      565,349
Conexant Systems, Inc.                                      125,353      542,779
Cypress Semiconductor Corp. *                                27,699      393,049
Fairchild Semiconductor International, Class A *             31,437      514,624
Helix Technology Corp.                                       20,234      431,591
Integrated Silicon Solution, Inc. *                          44,230      540,048
Kulicke & Soffa Industries, Inc. *                           53,208      583,160
Mattson Technology, Inc. *                                   42,940      516,139
Microsemi Corp. *                                            44,602      633,794
Mykrolis Corp. *                                             16,046      279,521
Nanometrics, Inc.                                            18,017      205,033
Silicon Laboratories, Inc. *                                 10,383      481,252
Silicon Storage Technology, Inc. *                           52,104      536,671
                                                                      ----------
                                                                       6,491,092
                                                                      ----------
Software 3.9%
ANSYS, Inc. *                                                 5,763      270,861
Aspect Communications, Inc. *                                37,443      531,691
Corillian Corp.                                              53,156      267,906
FileNet Corp. *                                              17,226      543,825
Transaction Systems Architects, Inc., Class A *              18,489      398,068
Witness Systems, Inc.                                        42,432      515,549
                                                                      ----------
                                                                       2,527,900
                                                                      ----------
MATERIALS 4.2%
Chemicals 1.2%
FMC Corp. *                                                  12,085      520,984
MacDermid, Inc.                                               6,706      226,998
                                                                      ----------
                                                                         747,982
                                                                      ----------
Construction Materials 0.5%
Florida Rock Industries, Inc.                                 7,171      302,401
                                                                      ----------

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.5%
Century Aluminum Co. *                                      26,378   $   653,911
Commercial Metals Co.                                        9,143       296,690
Ryerson Tull, Inc.                                          44,235       702,452
                                                                     -----------
                                                                       1,653,053
                                                                     -----------
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunications Services 0.4%
Western Wireless Corp., Class A *                            9,314       269,268
                                                                     -----------
   Total Common Stocks (cost $58,184,699)                             63,890,100
                                                                     -----------
SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Money Market Fund (o)
   (cost $919,909)                                         919,909       919,909
                                                                     -----------
Total Investments (cost $59,104,608) 99.8%                            64,810,009
Other Assets and Liabilities 0.2%                                        137,677
                                                                     -----------
Net Assets 100.0%                                                    $64,947,686
                                                                     -----------

*    Non-income producing security

(o) Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

REIT Real Estate Investment Trust

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

--------------------------------------------------------------------------------
Assets
Investments in securities, at value (cost $59,104,608)              $ 64,810,009
Receivable for securities sold                                           839,859
Dividends receivable                                                       9,730
--------------------------------------------------------------------------------
   Total assets                                                       65,659,598
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                         692,316
Advisory fee payable                                                       1,424
Distribution Plan expenses payable                                            16
Due to other related parties                                                 176
Accrued expenses and other liabilities                                    17,980
--------------------------------------------------------------------------------
   Total liabilities                                                     711,912
--------------------------------------------------------------------------------
Net assets                                                          $ 64,947,686
--------------------------------------------------------------------------------
Net assets represented by
Paid-in capital                                                     $ 63,566,252
Undistributed net investment loss                                      (245,029)
Accumulated net realized losses on securities                        (4,078,938)
Net unrealized gains on securities                                     5,705,401
--------------------------------------------------------------------------------
Total net assets                                                    $ 64,947,686
--------------------------------------------------------------------------------
Net assets consists of
   Class 1                                                          $ 62,606,431
   Class 2                                                             2,341,255
--------------------------------------------------------------------------------
Total net assets                                                    $ 64,947,686
--------------------------------------------------------------------------------
Shares outstanding
   Class 1                                                             5,674,924
   Class 2                                                               213,293
--------------------------------------------------------------------------------
Net asset value per share
   Class 1                                                          $      11.03
   Class 2                                                          $      10.98
--------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2004 (unaudited)

--------------------------------------------------------------------------------
Investment income
Dividends                                                           $    95,390
Income from affilate                                                      9,342
--------------------------------------------------------------------------------
Total investment income                                                 104,732
--------------------------------------------------------------------------------
Expenses
Advisory fee                                                            319,739
Distribution Plan expenses                                                2,121
Administrative services fee                                              34,707
Transfer agent fees                                                         157
Trustees' fees and expenses                                                 507
Printing and postage expenses                                            12,585
Custodian and accounting fees                                            17,418
Professional fees                                                         7,358
Other                                                                       710
--------------------------------------------------------------------------------
   Total expenses                                                       395,302
   Less: Expense reductions                                              (8,830)
         Fee waivers                                                    (36,809)
--------------------------------------------------------------------------------
   Net expenses                                                         349,663
--------------------------------------------------------------------------------
Net investment loss                                                    (244,931)
--------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
Net realized gains on securities                                      4,954,058
Net change in unrealized gains or losses on securities               (4,115,753)
--------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities               838,305
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $   593,374
--------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    Six Months Ended
                                                     June 30, 2004                 Year Ended
                                                      (unaudited)               December 31, 2003
-----------------------------------------------------------------------------------------------------
Operations
Net investment loss                                         $   (244,931)               $   (308,870)
Net realized gains on securities                               4,954,058                   7,987,023
Net change in unrealized gains or losses
   on securities                                              (4,115,753)                  8,165,854
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                                    593,374                  15,844,007
-----------------------------------------------------------------------------------------------------
                                                 Shares                      Shares
Capital share transactions
Proceeds from shares sold
   Class 1                                      1,273,658     14,242,140    9,006,231     83,777,691
   Class 2                                        107,327      1,153,541      113,130      1,077,677
-----------------------------------------------------------------------------------------------------
                                                              15,395,681                  84,855,368
-----------------------------------------------------------------------------------------------------
Payment for shares redeemed
   Class 1                                     (1,829,891)   (19,390,429)  (6,795,084)   (60,794,162)
   Class 2                                         (8,693)       (93,656)      (2,421)       (20,241)
-----------------------------------------------------------------------------------------------------
                                                             (19,484,085)                (60,814,403)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from capital share transactions                  (4,088,404)                 24,040,965
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (3,495,030)                 39,884,972
Net assets
Beginning of period                                           68,442,716                  28,557,744
-----------------------------------------------------------------------------------------------------
End of period                                               $ 64,947,686                $ 68,442,716
-----------------------------------------------------------------------------------------------------
Undistributed net investment loss                           $   (245,029)               $        (98)
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

Evergreen VA Special Equity Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
--------------------------------------------------------------------------------

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.92% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended June 30, 2004, EIMC waived its fee in the amount of $36,809 which represents 0.11% of the Fund's average daily net assets on an annualized basis. Total amounts subject to recoupment as of June 30, 2004 were $102,156.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $22,540 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $81,951,010 and $86,810,355, respectively, for the six months ended June 30, 2004.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $59,557,190. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,500,152 and $3,247,333, respectively, with a net unrealized appreciation of $5,252,819.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
--------------------------------------------------------------------------------

As of December 31, 2003, the Fund had $8,414,841 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $8,830, which combined represents 0.03% of its average daily net assets (on an annualized basis).

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
--------------------------------------------------------------------------------

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
--------------------------------------------------------------------------------

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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                                       22

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                                       23

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

TRUSTEES(1)

Charles A. Austin III           Principal occupations: Investment Counselor,
Trustee                         Anchor Capital Advisors, Inc. (investment
DOB: 10/23/1934                 advice); Director, The Andover Companies
Term of office since: 1991      (insurance); Trustee, Arthritis Foundation of
Other directorships: None       New England; Director, The Francis Ouimet
                                Society; Former Director, Health Development
                                Corp. (fitness-wellness centers); Former
                                Director, Mentor Income Fund, Inc.; Former
                                Trustee, Mentor Funds and Cash Resource Trust;
                                Former Investment Counselor, Appleton Partners,
                                Inc. (investment advice); Former Director,
                                Executive Vice President and Treasurer, State
                                Street Research & Management Company (investment
                                advice)
--------------------------------------------------------------------------------
Shirley L. Fulton               Principal occupations: Partner, Helms, Henderson
Trustee                         & Fulton, P.A. (law firm); Retired Senior
DOB: 1/10/1952                  Resident Superior Court Judge, 26th Judicial
Term of office since: 2004      District, Charlotte, NC
Other directorships: None
--------------------------------------------------------------------------------
K. Dun Gifford                  Principal occupations: Chairman and President,
Trustee                         Oldways Preservation and Exchange Trust
DOB: 10/23/1938                 (education); Trustee, Treasurer and Chairman of
Term of office since: 1974      the Finance Committee, Cambridge College; Former
Other directorships: None       Chairman of the Board, Director, and Executive
                                Vice President, The London Harness Company
                                (leather goods purveyor); Former Director,
                                Mentor Income Fund, Inc.; Former Trustee, Mentor
                                Funds and Cash Resource Trust
--------------------------------------------------------------------------------
Dr. Leroy Keith, Jr.            Principal occupations: Partner, Stonington
Trustee                         Partners, Inc. (private investment firm);
DOB: 2/14/1939                  Trustee of Phoenix Series Fund, Phoenix
Term of office since: 1983      Multi-Portfolio Fund, and The Phoenix Big Edge
Other directorships: Trustee,   Series Fund; Former Chairman of the Board and
Phoenix Series Fund, Phoenix    Chief Executive Officer, Carson Products Company
Multi-Portfolio Fund, and The   (manufacturing); Director, Obagi Medical
Phoenix Big Edge Series Fund    Products Co.; Director, Lincoln Educational
                                Services; Director, Diversapack Co.; Former
                                President, Morehouse College; Former Director,
                                Mentor Income Fund, Inc.; Former Trustee, Mentor
                                Funds and Cash Resource Trust
--------------------------------------------------------------------------------
Gerald M. McDonnell             Principal occupations: Manager of Commercial
Trustee                         Operations, SMI STEEL Co. - South Carolina
DOB: 7/14/1939                  (steel producer); Former Sales and Marketing
Term of office since: 1988      Management, Nucor Steel Company; Former
Other directorships: None       Director, Mentor Income Fund, Inc.; Former
                                Trustee, Mentor Funds and Cash Resource Trust
--------------------------------------------------------------------------------
William Walt Pettit             Principal occupations: Partner and Vice
Trustee                         President, Kellam & Pettit, P.A. (law firm);
DOB: 8/26/1955                  Former Director, Mentor Income Fund, Inc.;
Term of office since: 1984      Former Trustee, Mentor Funds and Cash Resource
Other directorships: None       Trust
--------------------------------------------------------------------------------
David M. Richardson             Principal occupations: President, Richardson,
Trustee                         Runden & Company (executive recruitment business
DOB: 9/19/1941                  development/consulting company); Consultant,
Term of office since: 1982      Kennedy Information, Inc. (executive recruitment
Other directorships: None       information and research company); Consultant,
                                AESC (The Association of Retained Executive
                                Search Consultants); Trustee, NDI Technologies,
                                LLP (communications); Director, J&M Cumming
                                Paper Co. (paper merchandising); Former Vice
                                Chairman, DHR International, Inc. (executive
                                recruitment); Former Director, Mentor Income
                                Fund, Inc.; Former Trustee, Mentor Funds and
                                Cash Resource Trust
--------------------------------------------------------------------------------
Dr. Russell A. Salton III       Principal occupations: President/CEO, AccessOne
Trustee                         MedCard; Former Medical Director, Healthcare
DOB: 6/2/1947                   Resource Associates, Inc.; Former Medical
Term of office since: 1984      Director, U.S. Health Care/Aetna Health
Other directorships: None       Services; Former Director, Mentor Income Fund,
                                Inc.; Former Trustee, Mentor Funds and Cash
                                Resource Trust
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS continued
--------------------------------------------------------------------------------
Michael S. Scofield             Principal occupations: Attorney, Law Offices of
Trustee                         Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943                  Income Fund, Inc.; Former Trustee, Mentor Funds
Term of office since: 1984      and Cash Resource Trust
Other directorships: None
--------------------------------------------------------------------------------
Richard J. Shima                Principal occupations: Independent Consultant;
Trustee                         Director, Trust Company of CT; Trustee, Saint
DOB: 8/11/1939                  Joseph College (CT); Director, Hartford
Term of office since: 1993      Hospital; Trustee, Greater Hartford YMCA; Former
Other directorships: None       Director, Enhance Financial Services, Inc.;
                                Former Director, Old State House Association;
                                Former Director of CTG Resources, Inc. (natural
                                gas); Former Director, Mentor Income Fund, Inc.;
                                Former Trustee, Mentor Funds and Cash Resource
                                Trust
--------------------------------------------------------------------------------
Richard K. Wagoner, CFA(2)      Principal occupations: Member and Former
Trustee                         President, North Carolina Securities Traders
DOB: 12/12/1937                 Association; Member, Financial Analysts Society;
Term of office since: 1999      Former Consultant to the Boards of Trustees of
Other directorships: None       the Evergreen funds; Former Trustee, Mentor
                                Funds and Cash Resource Trust
--------------------------------------------------------------------------------

OFFICERS

Dennis H. Ferro(3)              Principal occupations: President, Chief
President                       Executive Officer and Chief Investment Officer,
DOB: 6/20/1945                  Evergreen Investment Company, Inc. and Executive
Term of office since: 2003      Vice President, Wachovia Bank, N.A.
--------------------------------------------------------------------------------
Carol Kosel(4)                  Principal occupations: Senior Vice President,
Treasurer                       Evergreen Investment Services, Inc.
DOB: 12/25/1963
Term of office since: 1999
--------------------------------------------------------------------------------
Michael H. Koonce(4)            Principal occupations: Senior Vice President and
Secretary                       General Counsel, Evergreen Investment Services,
DOB: 4/20/1960                  Inc.; Senior Vice President and Assistant
Term of office since: 2000      General Counsel, Wachovia Corporation
--------------------------------------------------------------------------------

(1) Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

(2) Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

(3) The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME       [GRAPHIC OMITTED]
                                              Evergreen Investments Mutual Funds

                                              Evergreen Investments
                                              200 Berkeley Street
                                              Boston, MA 02116-5034

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

     Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

     Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

     Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

     Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

[GRAPHIC OMITTED]   For the fifth consecutive year, Evergreen Investments has
Dalbar              earned the Dalbar Mutual Fund Service Award, which
Mutual              recognizes those firms that exceed industry norms in key
Fund                areas. The award symbolizes the achievement of the highest
Service             tier of shareholder service within our industry. For 2003,
Award               Evergreen Investments was ranked third overall.

                                                               566897 rv1 8/2004

                                     PART C

                        EVERGREEN VARIABLE ANNUITY TRUST

                                OTHER INFORMATION


Item 15. Indemnification.

     Insofar as indemnification for liability arising under the Securities as of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits:

1. Amended and Restated Declaration of Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement on Form N-1A Amendment No. 32 filed on April 29, 2004, Registration No. 33-83100.

2. Bylaws (Amended and Restated). Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Post-Effective Amendment No. 20 on Form N-1A filed on April 25, 2001, Registration No. 33-83100.

3.   Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5. Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust Articles II., III.6(c),IV.(3), IV.(8), V., VI., VII., and VIII. Included as part of Exhibit a and b above.

6 Investment Advisory Agreement between Evergreen Investment Management Company, LLC and Evergreen Variable Annuity Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Post-Effective Amendment No. 27 on Form N-1A filed on July 24, 2002, Registration No. 33-83100.

7(a) Principal  Underwriting Agreement Class 2 (formerly Class L) shares between
     Evergreen Distributor,Inc. and Evergreen Variable Annuity Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 32 on Form N-1A filed on April 29, 2004, Registration No. 33-83100.

8.   Not applicable.

9(a).Custodian  Agreement  between  State  Street  Bank and  Trust  Company  and
     Evergreen Variable Annuity Trust. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 6 on Form N-1A filed on April 28, 1998, Registration No. 33-83100.

9(b).Letter amendment to Custodian  Agreement between Evergreen Variable Annuity
     Trust and State Street Bank and Trust Company. Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 27 filed on July 24, 2002.

10(a)Rule 12b-1 Distribution Plan for Class 2 (formerly Class L) Incorporated by reference to Evergreen Variable Annuity Trust's Registration Statement Amendment No. 28 on Form N-1A filed on September 16, 2002, Registration No. 33-83100.

10(b)Multiple  Class Plan.  Incorporated  by  reference  to  Evergreen  Variable
     Annuity Trust's Registration Statement Amendment No. 22 on Form N-1A filed on August 1, 2001, Registration No. 33-83100.

11.  Opinion and Consent of Sullivan & Worcester LLP.  Contained herein

12.  Tax  Opinion  and  Consent of  Sullivan & Worcester LLP. Contained herein

13.  Not applicable.

14.  Consent of KPMG LLP.  Contained herein.

15.  Not applicable.

16.  Not applicable.

17.  Form of Proxy Card.  Contained herein

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 20th day of December, 2004.

                                         EVERGREEN VARIABLE ANNUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of December, 2004.

/s/ Dennis  H. Ferro              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis  H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Executive Officer)                                           (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell          /s/ Russell A. Salton, III MD      /s/ Richard K. Wagoner
-----------------------------    -------------------------------    ---------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard K. Wagoner*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson          /s/ Leroy Keith, Jr.
------------------------------   ------------------------------    ---------------------------------
Michael S. Scofield*              David M. Richardson*             Leroy Keith, Jr.*
Chairman of the Board             Trustee                          Trustee
and Trustee


/s/ Richard J. Shima             /s/ Shirley L. Fulton
------------------------------   ------------------------------
Richard J. Shima*                 Shirley L. Fulton*
Trustee                           Trustee


*By: /s/ Kevin J. Ouellette
----------------------------
Kevin J. Ouellette
Attorney-in-Fact

*Kevin J. Ouellette, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

*By: /s/ Kevin J. Ouellette
-------------------------------
Kevin J. Ouellette
Attorney-in-Fact

*Kevin J. Ouellette, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS


EXHIBIT NO.             EXHIBIT

11       Opinion and Consent of Sullivan & Worcester, LLP
12       Tax Opinion and Consent of Sullivan & Worcester, LLP
14       Consent of KPMG LLP
17       Form of Proxy Card

                                   EXHIBIT 11
                OPINION AND CONSENT OF SULLIVAN & WORCESTER LLP

                      [SULLIVAN & WORCESTER LLP LETTERHEAD]


                       Sullivan & Worcester LLP                 T 202 775 1200
                       1666 K Street, NW                        F 202 293 2275
                       Washington, DC 20006www.sandw.com


                                                              December 20, 2004


Evergreen Variable Annuity Trust
200 Berkeley Street
Boston, Massachusetts  02116

Ladies and Gentlemen:

     We have been requested by Evergreen Variable Annuity Trust , a Delaware statutory trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated December 16, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to Evergreen VA Growth Fund (the "Fund"), a series of the Trust. We understand that the Trust is about to file a Registration Statement on Form N-14 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Fund of all of the assets of Evergreen VA Special Equity Fund (the "Acquired Fund"), a series of the Trust, in exchange solely for shares of the Fund and the assumption by the Fund of the identified liabilities of the Acquired Fund pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

     We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

     We are admitted to the Bar of The Commonwealth of Massachusetts and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Statutory Trusts" (the "Delaware statutory trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts.

     Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund I and the Acquired Fund II of certain matters scheduled for their consideration at a meeting presently anticipated to be held on April 1, 2005, it is our opinion that the shares of the Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

     We note that  pursuant  to  Sections 4 and 5 of  Article IV of the  Trust's
Declaration, the Trustees have the power to cause any shareholder or any shareholder of a particular series to pay directly, in advance or arrears, certain expenses of the Trust by setting off such expenses due from such shareholders from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

     We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.

                                             Very truly yours,

                                             /s/ SULLIVAN & WORCESTER LLP

                                             SULLIVAN & WORCESTER LLP

                                   EXHIBIT 12
              TAX OPINION AND CONSENT OF SULLIVAN & WORCESTER LLP

                                                              December 20, 2004


Evergreen VA Growth Fund
200 Berkeley Street
Boston, Massachusetts 02116

Evergreen VA Special Equity Fund
200 Berkeley Street
Boston, Massachusetts 02116

         Re:      Acquisition of Assets of Evergreen VA Special Equity Fund

Ladies and Gentlemen:

     You  have  asked  for  our  opinion  as  to  certain   Federal  income  tax
consequences of the transaction described below.

                           Parties to the Transaction

     Evergreen VA Special Equity Fund ("Target Fund") is a series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust.

     Evergreen VA Growth Fund ("Acquiring  Fund") is also a series of the Trust.


                       Description of Proposed Transaction

     In the proposed transaction (the "Reorganization"), Acquiring Fund will acquire all of the assets of Target Fund in exchange for shares of Acquiring Fund of equivalent value and the assumption of the identified liabilities of Target Fund. Target Fund will then liquidate and distribute all of the Acquiring Fund shares which it holds to its shareholders pro rata in proportion to their shareholdings in Target Fund, in complete redemption of all outstanding shares of Target Fund, and promptly thereafter will proceed to dissolve.

                         Scope of Review and Assumptions

     In rendering our opinion, we have reviewed and relied upon the Agreement and Plan of Reorganization executed by the Trust on behalf of Acquiring Fund and on behalf of Target Fund to be dated as of January 3, 2005 (the "Reorganization Agreement") and on a prospectus/proxy statement to be dated February 18, 2005, which describes the proposed transactions, and on the information provided in such prospectus/proxy statement. We have relied, without independent verification, upon the factual statements made therein, and assume that there will be no change in material facts disclosed therein between the date of this letter and the date of the closing of the transaction. We further assume that the transaction will be carried out in accordance with the Reorganization Agreement.

                                 Representations

     Written representations, copies of which are attached hereto, have been made to us by the appropriate officers of Target Fund and Acquiring Fund, and we have without independent verification relied upon such representations in rendering our opinions.

                                    Opinions

     Based on and subject to the foregoing, and our examination of the legal authority we have deemed to be relevant, we have the following opinions:

     1. The transfer of all of the assets of Target Fund in exchange for shares of Acquiring Fund and assumption by Acquiring Fund of the identified liabilities of Target Fund followed by the distribution of said Acquiring Fund shares pro rata to the shareholders of Target Fund in liquidation of Target Fund will constitute a "reorganization" within the meaning of ss. 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"), and Acquiring Fund and Target Fund will each be "a party to a reorganization" within the meaning of ss. 368(b) of the Code.

     2. No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Target Fund solely in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of the identified liabilities of Target Fund.

     3. No gain or loss will be recognized by Target Fund upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of the identified liabilities of Target Fund, or upon the distribution (whether actual or constructive) of such Acquiring Fund shares to the shareholders of Target Fund in exchange for their Target Fund shares.

     4. The shareholders of Target Fund will recognize no gain or loss upon the exchange of their Target Fund shares for Acquiring Fund shares in liquidation of Target Fund.

     5. The aggregate tax basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund shares received by each Target Fund shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided the Target Fund shares were held as a capital asset on the date of the Reorganization.

     6. The tax basis of the assets of Target Fund acquired by Acquiring Fund will be the same as the tax basis of those assets to the Target Fund immediately prior to the Reorganization, and the holding period of the assets of Target Fund in the hands of Acquiring Fund will include the period during which those assets were held by Target Fund.

     The foregoing opinions are based on the Code as in effect on the date hereof and administrative and judicial interpretations of it. No assurance can be given that the Code will not change or that such interpretations will not be revised or amended adversely, possibly with retroactive effect. This opinion letter is delivered to you in satisfaction of the requirements of Section 8.6 of the Reorganization Agreement. We hereby consent to the filing of this opinion as an exhibit to the Registration Statement on Form N-14 relating to the Reorganization and to use of our name and any reference to our firm in such Registration Statement or in the prospectus/proxy statement constituting a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                 Very truly yours,

                                                 /s/ SULLIVAN & WORCESTER LLP

                                                 SULLIVAN & WORCESTER LLP

                                   EXHIBIT 14
            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Board of Trustees
Evergreen Variable Annuity Trust


We consent to the use of our reports dated February 6, 2004 for Evergreen VA Special Equity Fund and Evergreen VA Growth Fund, each a series of the Evergreen Variable Annuity Trust, incorporated herein by reference and to the reference to our firm under the caption "FINANCIAL STATEMENTS AND EXPERTS" in the Prospectus/Proxy Statement.


                                   /s/ KPMG LLP


Boston, Massachusetts
December 20, 2004

                                   EXHIBIT 17
                               FORM OF PROXY CARD

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN
                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

   - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                        EVERGREEN VA SPECIAL EQUITY FUND
                  A series of Evergreen Variable Annuity Trust


                      PROXY FOR THE MEETING OF SHAREHOLDERS
                         TO BE HELD ON APRIL 1, 2005


     The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy and Lloyd Lipsett or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen VA Special Equity Fund, a series of Evergreen Variable Annuity Trust, ("VA Special Equity Fund") that the undersigned is entitled to vote at the special meeting of shareholders of VA Special Equity Fund to be held at 2:00 p.m., Eastern time on April 1, 2005, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.


                              Date                 , 2005

                              ----------------------------------------

                              ----------------------------------------
                              Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK.
EXAMPLE: X


1. To approve an Agreement and Plan of Reorganization whereby Evergreen VA Growth Fund ("VA Growth Fund"), also a series of Evergreen Variable Annuity Trust will (i) acquire all of the assets of Evergreen VA Special Equity Fund ("VA Special Equity Fund") in exchange for shares of VA Growth Fund; and (ii) assume the identified liabilities of VA Special Equity Fund, as substantially described in the accompanying Prospectus/Proxy Statement.


                           ---- FOR        ---- AGAINST      ---- ABSTAIN


2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.


                           ---- FOR        ---- AGAINST      ---- ABSTAIN